1933 Act File No. 33-11905
                                                  1940 Act File No. 811-5010


                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       ..................      _____

Post-Effective Amendment No.  44  ..................       X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45  ..................................       X

                            THE HUNTINGTON FUNDS

             (Exact name of Registrant as Specified in Charter)

                            5800 Corporate Drive
                         Pittsburgh, PA 15237-7010
                  (Address of Principal Executive Offices)

                               1-800-544-8347
                      (Registrant's Telephone Number)

                            Ronald J. Corn, Esq.
                        The Huntington National Bank
                            41 South High Street
                             Columbus, OH 43287
                  (Name and address of agent for service)
             (Notices should be sent to the Agent for Service)

                                 Copies to:
                          Alyssa Albertelli, Esq.
                                Ropes & Gray
                            One Franklin Square
                    1301 K Street, N.W., Suite 800 East
                            Washington, DC 20005

Approximate Date of proposed Public Offering: As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b) on ___________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 X  on April 30, 2004 pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii) on ______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






Investor Guide
MAY 1, 2004
INVESTMENT A SHARES
INVESTMENT B SHARES
INVESTMENT A SHARES PROSPECTUS
INVESTMENT B SHARES PROSPECTUS
Money Market Funds
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Equity Funds
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Macro 100 Fund
Income Funds
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund
MAY 1, 2004
The Securities and Exchange Commission
(SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
Any representation to the contrary is
unlawful.
                       Huntington Funds
Table of Contents
How to Read This Prospectus
The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares ("Shares") of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which are offered in separate Prospectuses. Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction

Fund Summary, Investment Strategy and Risks
            Money Market Funds
            Money Market Fund
            Ohio Municipal Money Market Fund
            Florida Tax-Free Money Fund
            U.S.Treasury Money Market Fund
            Equity Funds
            Growth Fund
            Income Equity Fund
            Rotating Markets Fund
            Dividend Capture Fund
            International Equity Fund
            Mid Corp America Fund
            New Economy Fund
            Situs Small Cap Fund
            Macro 100 Fund
            Income Funds
            Mortgage Securities Fund
            Ohio Tax-Free Fund
            Michigan Tax-Free Fund
            Fixed Income Securities Fund
            Intermediate Government Income Fund
            Short/Intermediate Fixed Income Securities
            Fund
Shareholder Information
            Distribution of the Funds
            Distribution Plan (Rule 12b-1 Fees)
            Sales Charges
            Contingent Deferred Sales Charges
            Pricing Shares
            Purchasing Shares
            Exchanging Shares
            Redeeming Shares
More About the Huntington Funds
            Management of the Trust
            Dividends and Distributions
            Tax Consequences
            Financial Information
            Additional Investment Strategies
            Investment Practices
            Glossary of Investment Risks

         For more information about the Huntington Funds, please see the back cover of this Prospectus
This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.
Introduction


Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding Shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees (Trustees).

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks
Money Market Fund
Fund Summary

Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.
The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (NRSRO) or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund
What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund shares at the end of the period indicated.

Average Annual Total Returns
(for the
periods ended
December 31,
2003)

                                                            Since Class
                                  1 Year  5 Years  10 Years  Inception*
Money Market Fund -- Investment A
Shares
Returns before taxes
Money Market Fund -- Investment B
Shares(1)
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes

(1) Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
 *    Since May 1, 1991.
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                         Investment A   Investment B
(fees paid directly from your investment)   Shares         Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)          None                   0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)         None                5.00%
Redemption Fee
(as a percentage of amount redeemed, if      None                   0%
applicable)*
Annual Fund Operating Expenses           Investment A   Investment B
(expenses deducted from the Fund's          Shares         Shares
assets)
Investment Advisory Fees                     0.28%               0.28%
Distribution (12b-1) Fees                    0.25%               0.75%
Shareholder Service Fees                     0.25%               0.25%
Other Expenses
Total Annual Fund Operating Expenses

 *    Does not include any wire transfer fees, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                           1 Year 3 Years  5 Years  10 Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares
at the
  end of the period:

Ohio Municipal
Money Market
Fund
Fund Summary
Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity
Investment Focus
Ohio tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities Share Price Volatility
Low
Investment Strategy
The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.
The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and Ohio state personal income taxes
What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                         Since Class
                              1 Year  5 Years 10 Years   Inception*
Ohio Municipal Money Market
Fund --
Investment A Shares
Returns before taxes

 *    Since May 1, 1991.
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment Shares*
A
(fees paid directly from your investment)      None
Annual Fund Operating Expenses             Investment A
(expenses deducted from the Fund's            Shares
assets)
Investment Advisory Fees                       0.30%
Distribution (12b-1) Fees                      0.25%
Shareholder Service Fees                       0.25%
Other Expenses
Total Annual Fund Operating Expenses

 *    Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 Year   3 Years   5 Years  10 Years
Investment A
Shares

Florida Tax-Free Money Fund
Fund Summary
Investment Goal
To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal
Investment Focus
Florida tax-free money market securities
Principal Investment Strategy
Invests in high-quality, short-term
Florida tax-free securities
Share Price Volatility
Low
Investment Strategy
The Fund's investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax.
In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
As part of the Advisor's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.
Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.
Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since Class
                                            1 Year   Inception*
Florida Tax-Free Money Fund -- Investment
A Shares
Returns before taxes

 *    Since January 28, 1999.
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment A Shares*
(fees paid directly from your                  None
investment)
Annual Fund Operating Expenses             Investment A
(expenses deducted from the Fund's            Shares
assets)
Investment Advisory Fees                      0.30%
Distribution (12b-1) Fees                     0.25%
Shareholder Service Fees                      0.25%
Other Expenses
Total Annual Fund Operating Expenses

 *    Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1    3     5     10
                 Year Years Years  Years
Investment A
Shares

U.S. Treasury Money Market Fund
Fund Summary
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations
Investment Focus
U.S. Treasury obligations
Principal Investment Strategy
Invests exclusively in U.S. government obligations and repurchase agreements on such obligations
Share Price Volatility
Low
Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.
Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.


For more information about risks, please see the "Glossary of Investments Risks."
An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                                 Since Class
                                        1 Year   5 Years 10 Years Inception*
U.S. Treasury Money Market Fund --
Investment A Shares
Returns before taxes

 *    Since October 19, 1993.
Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Investment A Shares*
(fees paid directly from your                   None
investment)
Annual Fund Operating Expenses              Investment A
(expenses deducted from the Fund's             Shares
assets)
Investment Advisory Fees                       0.20%
Distribution (12b-1) Fees                      0.25%
Shareholder Service Fees                       0.25%
Other Expenses
Total Annual Fund Operating Expenses

 *    Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1    3     5     10
                 Year Years Years  Years
Investment A
Shares

Growth Fund
Fund Summary

Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus
Common stocks of medium to large companies

Principal Investment Strategy
Invests in companies offering above-average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment
Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation
What are the
main risks of
investing in
this Fund?
   Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
   Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market.
   Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements. Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.
   Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.
   Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03 to those of the Standard & Poor's 500 Index ("S&P 500"). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                            Since Class
                                  1 Year 5 Years 10 Years   Inception*
Growth Fund -- Investment A Shares
(with 5.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment A Shares(1)


                                                            Since Class
                                    1 Year5 Years 10 Years  Inception
Growth Fund-- Investment B Shares**
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment B Shares(1)
S&P 500(2)
(reflects no deduction for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since May 1, 1991.
** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                        Investment A Investment B
(fees paid directly from your              Shares       Shares
investment)
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*            5.75%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**             0%        5.00%
Redemption Fee
(as a percentage of amount redeemed, if            0%           0%
applicable)***
Annual Fund Operating Expenses          Investment A Investment B
(expenses deducted from the Fund's         Shares       Shares
assets)
Investment Advisory Fees                        0.60%        0.60%
Distribution (12b-1) Fees                       0.25%        0.75%
Shareholder Service Fees                        0.25%        0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1 Year 3 Years 5 Years  10 Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Income Equity Fund
Fund Summary
Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities
Investment Focus
Common and preferred stocks
Principal Investment Strategy
Attempts to identify stocks that pay high dividends
Share Price Volatility
Moderate
Investment Strategy
The Fund's investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor's or Baa by Moody's). At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
What are the main risks of investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500 Index (S&P 500). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                                Since Class
                                   1 Year   5 Years 10 Years    Inception*

Income Equity Fund -- Investment A
Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment A Shares(1)

                                                              Since
                                                              Class
                                   1 Year 5 Years  10 Years   Inception
Income Equity Fund -- Investment B
Shares**
(with applicable Contingent
Deferred Sales Charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment B Shares(1)
S&P 500(2)
(reflects no deduction for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding
Shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment
A Shares sales charge and 12b-1 fees.
**    Prior to May 1, 2000 (the inception date for Investment
B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                         Investment A    Investment B
(fees paid directly from your               Shares          Shares
investment)
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               5.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%          5.00%
Redemption Fee
(as a percentage of amount redeemed,                  0%             0%
if applicable)***
Annual Fund Operating Expenses           Investment A    Investment B
(expenses deducted from the Fund's          Shares          Shares
assets)
Investment Advisory Fees                           0.60%          0.60%
Distribution (12b-1) Fees                          0.25%          0.75%
Shareholder Service Fees                           0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1 Year   3 Years 5 Years  10 Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Rotating Markets Fund
Fund Summary

Investment Goal
To seek capital appreciation

Investment Focus
Common stocks and index-based securities

Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments
(small-cap, mid-cap, large-cap and international) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor's 500 Index (S&P 500), or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of May 30, 2003, the Russell 2000 Index statistics were as follows: the average market capitalization was approximately $443.5 million and the median market capitalization was approximately $351.8 million. The Index has a total market capitalization range of approximately $116.6 million to $1.2 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of May 30, 2003, the Russell Midcap Index statistics were as follows: the average market capitalization was approximately $3.3 billion and the median market capitalization was approximately $2.5 billion. The Index has a total market capitalization range of approximately $1.2 billion to $9.8 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the Standard & Poor's 500 Index. As of December 31, 2003, the Standard & Poor's 500 Index statistics were as follows: the average market capitalization was approximately $20.6 billion and the median market capitalization was approximately $9.1 billion. The Index has a total market capitalization range of approximately $10.3 trillion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.
For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation.

What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund's investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.
For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter: Q4
2002
Worst Quarter: Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's
500 Index (S&P 500). These returns reflect applicable sales charges.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                 Since Class
                                        1 Year   Inception*
Rotating Markets Fund
-- Investment A Shares
(with a 1.50% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of Investment
A Shares(1)

S&P 500(2)
(reflects no deductionfor fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since 5/1/01.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                              Investment
                                                  A
(fees paid directly from your investment)       Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                  0%
Redemption Fee
(as a percentage of amount redeemed, if               0%
applicable)**
Annual Fund Operating Expenses                Investment
                                                  A
(expenses deducted from the Fund's assets)      Shares
Investment Advisory Fees                           0.50%
Distribution (12b-1) Fees                          0.25%
Shareholder Service (12b-1) Fees                   0.25%
Other Expenses
Total Annual Fund Operating Expenses

 * This sales charge varies depending upon how much you invest. See "Sales Charges."
 ** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 Year   3 Years  5 Years 10  Years
Investment A
Shares

Dividend Capture Fund
Fund Summary
Investment Goal
To seek total return on investment, with dividend income as an important component of that return

Investment Focus
U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy
Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer's future prospects.
Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security's historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor's opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.
Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
For more information about risks,
please see the "Glossary of
Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter:
Worst Quarter:

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500 Index (S&P 500). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                              Since
                                              Class
                                     1 Year   Inception*
Dividend Capture Fund -- Investment A
Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of Investment A Shares(1)


                                                    Since
                                           1 Year Inception*
Dividend Capture Fund-- Investment B Shares
(with applicable Contingent Deferred Sales
Charge)
Return before taxes
Returns after taxes on distributions(1)
Return after taxes on distributions
and sales of Investment B Shares(1)
S&P 500(2)
(reflects deduction for fees, expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since March 1, 2001.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                         Investment A   Investment B
(fees paid directly from your               Shares         Shares
investment)
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*              5.75%            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**               0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if              0%            0%
applicable)***
Annual Fund Operating Expenses           Investment A   Investment B
(expenses deducted from the Fund's          Shares         Shares
assets)
Investment Advisory Fees                          0.75%         0.75%
Distribution (12b-1) Fees                         0.25%         0.75%
Shareholder Service Fees                          0.25%         0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                             1 Year  3 Years 5 Years  10 Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

International Equity Fund
Fund Summary
Investment Goal
To seek total return
Investment Focus
Equity securities of companies based outside the United States
Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks may make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Additionally, the Fund makes significant investments in securities denominated in the euro, the single currency of the European Monetary Union
(EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.


Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs:
Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the "Glossary of Investment Risks."
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table (To be filed by Amendment)

Best Quarter:
Worst Quarter:

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index. (MSCI-EAFE). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                    Since Class
                                          1 Year    Inception*
International Equity Fund -- Investment A
Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of Investment A Shares(1)


                                                    Since Class
                                          1 Year    Inception*
International Equity Fund -- Investment
B Shares
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of Investment B Shares(1)
MSCI-EAFE(2) (reflects no deduction for
fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
* Since 3/1/01.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                          Investment A  Investment B
(fees paid directly from your investment)    Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*              5.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**               0%          5.00%
Redemption Fee
(as a percentage of amount redeemed, if              0%             0%
applicable)***
Annual Fund Operating Expenses            Investment A  Investment B
(expenses deducted from the Fund's assets)   Shares        Shares
Investment Advisory Fees                          1.00%          1.00%
Distribution (12b-1) Fees                         0.25%          0.75%
Shareholder Service Fees                          0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3 Years5     10
                              Year        Years  Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Mid Corp America Fund
Fund Summary
Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies
Investment Focus
Common stocks
Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics
Share Price Volatility
Moderate to High
Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap
Index (RMCI) or the Standard & Poor's 400 Index (S&P 400).
The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of May 30, 2003, the RMCI statistics were as follows: the average market capitalization was approximately $3.3 billion and the median market capitalization was approximately $2.5 billion. The RMCI had a total market capitalization range of approximately $1.2 billion to $9.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.
In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.
The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms "America"and "Mid Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America or at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Long-term investors seeking capital appreciation
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.
Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.
Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
For more information about risks,
please see the "Glossary of
Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's
400 Index (S&P 400) and the Russell Midcap Index (RMCI).

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                            Since
                                              Class
                                     1 Year Inception*
Mid Corp America Fund -- Investment A
Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of Investment A Shares(1)


                                                    Since
                                           1 Year Inception*
Mid Corp America Fund-- Investment B Shares
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of Investment B Shares(1)
S&P 400(2) (reflects no deduction for fees, expenses or taxes)
RMCI(3) (reflects no deduction for fees, expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.
(3) The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The Advisor has elected to change the benchmark index from S&P 400 to RMCI because the market capitalization of companies comprising the RMCI more closely correlate to the market capitalization of the companies in which the Fund invests. These indices are unmanaged, and investments cannot be made in an index.
* Since March 1, 2001.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholders Fees                          Investment A  Investment B
(fees paid directly from your investment)     Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               5.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%          5.00%
Redemption Fee
(as a percentage of amount redeemed, if               0%             0%
applicable)***
Annual Fund Operating Expenses             Investment A  Investment B
(expenses deducted from the Fund's assets)    Shares        Shares
Investment Advisory Fees                           0.75%          0.75%
Distribution (12b-1) Fees                          0.25%          0.75%
Shareholder Service Fees                           0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3 Years5     10
                              Year        Years  Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

New Economy Fund
Fund Summary
Investment Goal
To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies
Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.
Principal Investment Strategy
Long-term capital appreciation
Share Price Volatility
High

Investment Strategy
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.
"New economy" companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Long-term investors seeking capital appreciation
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund's returns would be less than those shown below.

Performance Bar Chart and Table (To be filed by Amendment)

Best Quarter:
Worst Quarter:

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Russell 3000 Growth Index (RUS3G). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                  Since Class
                                         1 Year    Inception*
New Economy Fund -- Investment A Shares
(with a 5.75% sales charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions
and sales of
Investment A Shares(1)


                                                  Since
                                                    Class
                                           1 Year Inception*
New Economy Fund-- Investment B Shares
(with applicable Contingent Deferred Sales
Charge)
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of
Investment B Shares(1)
RUS3G(2) (reflects no deduction for fees, expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans. (2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
*     Since March 1, 2001.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                           Investment A  Investment B
(fees paid directly from your investment)     Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               5.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%          5.00%
Redemption Fee
(as a percentage of amount redeemed, if               0%             0%
applicable)***
Annual Fund Operating Expenses             Investment A  Investment B
(expenses deducted from the Fund's assets)    Shares        Shares
Investment Advisory Fees                           0.85%          0.85%
Distribution (12b-1) Fee                           0.25%          0.75%
Shareholder Service Fee                            0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3 Years5     10
                              Year        Years  Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Situs Small Cap Fund
Fund Summary
Investment Goal
To seek long-term capital appreciation
Investment Focus
Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of December 31, 2003, the smallest company in the index had a market capitalization of $64 billion, the largest company had a market capitalization of $4.9 billion and the weighted average market capitalization was $1.1 billion). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Long-term investors seeking capital appreciation
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund.
In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.


Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs:
Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                          Investment A  Investment B
(fees paid directly from your investment)    Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*              5.75%            0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**               0%         5.00%
Redemption Fee
(as a percentage of amount redeemed, if              0%            0%
applicable)***
Annual Fund Operating Expenses            Investment A  Investment B
(expenses deducted from the Fund's           Shares        Shares
assets)
Investment Advisory Fees                          0.75%         0.75%
Distribution (12b-1) Fees                         0.25%         0.75%
Shareholder Service Fees                          0.25%         0.25%
Other Expenses
Total Annual Fund Operating Expenses+

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
+ Other expenses are based on estimated amounts for the current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3 Years5     10
                              Year        Years  Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Macro 100 Fund

Fund Summary

Investment Goal
To seek total return which consists of capital appreciation and income
Investment Focus
Common stocks of companies within the Standard & Poor's 500
Index
Principal Investment Strategy
Invests in companies offering above average growth potential Share Price Volatility
Moderate to High
Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund's Trustees without shareholder approval. The Fund pursues its investment objective by investing at least 80% of its assets in equity securities
The Fund's Sub-Advisor (Laffer Investments, Inc.) pursues this objective by utilizing a multi-factor econometric discipline that uses macroeconomic information and models to evaluate companies and industry groups for investment. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal incomes and trade policies. The strategy is made up of seven or more core economic models that, when combined, produce rankings of the Standard & Poor's 500 Index (S&P 500) companies. The models re based on, among others, company size, domestic location, earnings forecast, fiscal policy, global location, interest rates and trading impacts. The models are based on quantitative and qualitative analysis. The 100 highest ranked stocks are selected for inclusion in the Fund's portfolio. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2003, the S&P 500 statistics were as follows: the average market capitalization was approximately $20.6 billion and the median market capitalization was approximately $9.1 billion. The S&P 500 has a total market capitalization value $10.3 trillion. As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.
The Fund's Sub-Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Fund actively trades its portfolio securities according to changes in the macroeconomic fundamentals in an attempt to achieve its investment goal. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices." Investor Profile
Long-term investors seeking to achieve total return
What are the main risks of investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500-- will underperform other types of stock investments or the market as a whole.
Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market. Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                         Investment A   Investment B
(fees paid directly from your investment)Shares         Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*     5.75%          0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**   0%             5.00%
Redemption Fee
(as a percentage of amount redeemed, if  0%             0%
applicable)***
Annual Fund Operating Expenses           Investment A   Investment B
(expenses deducted from the Fund's       Shares         Shares
assets)
Investment Advisory Fees                 0.75%          0.75%
Distribution and/or Service (12b-1) Fees 0.50%          1.00%
Other Expenses                           0.92%          0.92%
Total Annual Fund Operating Expenses     2.17%          2.67%

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years
Investment A Shares                $782      $ 1,215
Investment B Shares
If you do not sell your            $270         $829
Shares:
If you sell your Shares at
the end
of the period:                     $770       $1,129


Mortgage Securities Fund
Fund Summary
Investment Goal
To seek to achieve current income

Investment Focus
Mortgage-related securities, including mortgage Real Estate
Investment Trusts (REITs)

Principal Investment Strategy
Invests in mortgage-related securities, including mortgage
REITs

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code
(Code). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.


Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, its returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers Mortgage-Backed Securities Index (LBMBSI). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                       Class
                                     1   5     10    Inception*
                                     YearYears Years
Mortgage Securities Fund --
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales
of Investment A Shares(1)


                                                      Since
                                                       Class
                                      1   5     10    Inception
                                      YearYears Years
Mortgage Securities Fund-- Investment
B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales
of Investment B Shares(1)
LBMBSI(2)) (reflects no deduction for
fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
* Since 6/2/92.
** The Funds Investment B Shares is a new class of Shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                           Investment A  Investment B
(fees paid directly from your investment)     Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               4.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%          5.00%
Redemption Fee
(as a percentage of amount redeemed, if               0%             0%
applicable)***
Annual Fund Operating Expenses             Investment A  Investment B
(expenses deducted from the Fund's assets)    Shares        Shares
Investment Advisory Fees                           0.50%          0.50%
Distribution (12b-1) Fees                          0.25%          0.75%
Shareholder Service Fees                           0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**    If you sell Investment A Shares within 18 months of
buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3     5 Years10
                              Year Years        Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Ohio Tax-Free Fund
Fund Summary
Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes.
Investment Focus
Ohio municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities
Share Price Volatility
Low to Moderate
Investment Strategy
The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.
The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the Security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.
Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Ohio residents seeking income exempt from federal and state income taxes
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.
Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade
securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, its returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers
7-Year Municipal Bond Index (LB7MB). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                       Class
                                     1   5     10    Inception*
                                     YearYears Years
Ohio Tax-Free Fund -- Investment A
Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales
of Investment A Shares(1)


                                                     Since
                                                       Class
                                   1    5     10     Inception
                                   Year Years  Years
Ohio Tax-Free Fund -- Investment B
Shares**
(with applicable Contingent
Deferred
Sales Charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and
sales of Investment B Shares(1)
LB7MB(2) (reflects no deduction
for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The unmanaged LB7MB comprises intermediate-term, investment grade bonds with maturities between 6 and 8 years.
* Since 5/1/91.
** The Fund's Investment B Shares is a new class of Shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                            Investment A  Investment B
(fees paid directly from your investment)      Shares        Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*                4.75%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 0%          5.00%
Redemption Fee
(as a percentage of amount redeemed, if                0%             0%
applicable)***
Annual Fund Operating Expenses              Investment A  Investment B
(expenses deducted from the Fund's assets)     Shares        Shares
Investment Advisory Fees                            0.50%          0.50%
Distribution (12b-1) Fees                           0.25%          0.75%
Shareholder Service Fees                            0.25%          0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3     5 Years10
                              Year Years        Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Michigan Tax-Free Fund
Fund Summary
Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
Investment Focus
Michigan municipal securities
Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities
Share Price Volatility
Low to Moderate
Investment Strategy
The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.
As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.
In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.
For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes. Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.
For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Michigan residents seeking income exempt from federal and state income taxes.
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.
 Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, its returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers
7-Year Municipal Bond Index (LB7MB). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                       Class
                                     1   5     10    Inception*
                                     YearYears Years
Michigan Tax-Free Fund(1) --
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on distributions
and sales
of Investment A Shares(2)


                                                     Since
                                                       Class
                                   1    5     10     Inception
                                   Year Years  Years
Michigan Tax-Free Fund --
Investment B Shares**
(with applicable Contingent
Deferred
Sales Charge)
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on
distributions and
sales of Investment B Shares(2)
LB7MB(4) (reflects no deduction
for fees,
expenses or taxes)

(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/98.
(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(3) The unmanaged LB7MB is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.
* Since 12/2/91.
** The Fund's Investment B Shares is a new class of Shares. Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                          Investment AInvestment B
(fees paid directly from your investment)    Shares      Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*             4.75%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**              0%        5.00%
Redemption Fee
(as a percentage of amount redeemed, if             0%           0%
applicable)***
Annual Fund Operating Expenses            Investment AInvestment B
(expenses deducted from the Fund's assets)   Shares      Shares
Investment Advisory Fees                         0.50%        0.50%
Distribution (12b-1) Fees                        0.25%        0.75%
Shareholder Service Fees                         0.25%        0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                              1    3     5 Years10
                              Year Years        Years
Investment A Shares
Investment B Shares
If you do not sell your
Shares:
If you sell your Shares at
the end
  of the period:

Fixed Income Securities Fund
Fund Summary
Investment Goal
To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years
Investment Focus
U.S. government obligations, corporate debt securities, mortgage backed securities
Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income
Share Price Volatility
Moderate
Investment Strategy
The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.
The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.
In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.
Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential
What are the
main risks of
investing in
this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, its returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers Government/Credit Bond Index (LBGCBI). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                                Since Class
                                    1 Year   5 Years  10 Years   Inception*
Fixed Income Securities Fund --
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment A Shares(1)
Fixed Income Securities Fund --
Investment B Shares**
(with applicable Contingent                                     Since Class
Deferred
Sales Charge)                      1 Year   5 Years  10 Years    Inception
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Investment B Shares(1)
LBGCBI(2) (reflects no deduction
for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity.
*     Since May 1, 1991.
**    Prior to May 1, 2000 (the inception date for Investment
B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC. Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                            Investment A   Investment B
(fees paid directly from your investment)      Shares         Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*                4.75%               0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                 0%            5.00%
Redemption Fee
(as a percentage of amount redeemed, if                0%               0%
applicable)***
Annual Fund Operating Expenses              Investment A   Investment B
(expenses deducted from the Fund's assets)     Shares         Shares
Investment Advisory Fees                            0.50%            0.50%
Distribution (12b-1) Fees                           0.25%            0.75%
Shareholder Service Fees                            0.25%            0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**    If you sell Investment A Shares within 18 months of
buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                1    3     5 Years10
                                Year Years         Years
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the
end of
  the period:

Intermediate Government Income Fund
Fund Summary
Investment Goal
To seek to provide investors with a high level of current income

Investment Focus
U.S. government obligations, mortgage backed securities

Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. Government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. Government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of
investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Investment A Shares for each of the last 10 calendar years.
If sales charges had been reflected, its returns would be less than those shown below.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers Intermediate Government/Credit Index (LBIGC). These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their Fund Shares at the end of the period indicated.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                       Class
                                   1    5     10     Inception*
                                   Year Years  Years
Intermediate Government Income   --
Fund(1)
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on
distributions and sales
of Investment A Shares(2)


                                                     Since
                                                       Class
                                     1   5     10    Inception
                                     YearYears Years
Intermediate Government Income Fund--
Investment B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on distributions
and sales
of Investment B Shares(2)
LBIGC(3)(reflects no deduction for
fees,
expenses or taxes)

(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding
Shares through tax-deferred programs, such as IRA or 401(k)
plans.
(3) The unmanaged LBIGC is a market value weighted
performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
* Since 12/2/91.
**    The Fund's Investment B Shares is a new class of Shares.
Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                           Investment A Investment B
(fees paid directly from your investment)     Shares       Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               4.75%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                0%        5.00%
Redemption Fee
(as a percentage of amount redeemed, if               0%           0%
applicable)***
Annual Fund Operating Expenses             Investment A Investment B
(expenses deducted from the Fund's assets)    Shares       Shares
Investment Advisory Fees                           0.50%        0.50%
Distribution (12b-1) Fees                          0.25%        0.75%
Shareholder Service Fees                           0.25%        0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
** If you sell Investment A Shares within 18 months of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "Sales Charges."
*** Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                1    3     5 Years10
                                Year Years         Years
Investment A Shares
Investment B Shares
If you do not sell your Shares:
If you sell your Shares at the
end of
  the period:

Short/Intermediate Fixed Income Securities Fund
Fund Summary
Investment Goal
To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years
Investment Focus
U.S. Government obligations and investment-grade corporate debt securities
Principal Investment Strategy
Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.
Share Price Volatility
Low to Moderate
Investment Strategy
The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.
The Advisor invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."
Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return
What are the main
risks of
investing in this
Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."
Performance Information (To be filed by Amendment)
Because the Fund's A Shares have no prior history and are newly offered, the bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund's Trust Shares. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years. If sales charges had been reflected, its returns would be less than those shown below.

The total returns shown here are for Trust Shares which is another class of shares offered by the Short/Intermediate Fixed Income Securities Fund. Trust Shares are not offered in this prospectus. The total returns for Trust Shares are disclosed here because Investment A Shares have only been offered since May 1, 2003. The total returns for Trust Shares would be substantially similar to the annual returns for Investment A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. The expenses of Investment A Shares will exceed those of the Trust Shares.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares, for periods ended
12/31/03, to those of the Merrill Lynch 1-5 Year U.S.
Corporate/Government Credit Index (ML1-5YGC).


                                                     Since
                                                       Class
                                     1   5     10    Inception*
                                     YearYears Years
Short/Intermediate Fixed Income
Securities
Fund -- Investment A Shares(1)
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on distributions
and sales
of Investment A Shares(2)
ML1-5YGC(3) (reflects no deduction
for fees,
expenses or taxes)

(1) The Fund's Investment A Shares is a new class of Shares. Prior to 5/1/03 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.
(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.
(3) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.
*     Since July 3, 1989
Average Annual Total Returns
(for the periods ended
December 31, 2003)

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees                              Investment
                                                  A
(fees paid directly from your investment)       Shares
Maximum Sales Charge (Load) Imposed on
Purchase
(as a percentage of offering price)*               1.50%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                  0%
Redemption Fee
(as a percentage of amount redeemed, if               0%
applicable)**
Annual Fund Operating Expenses                Investment
                                                  A
(expenses deducted from the Fund's assets)      Shares
Investment Advisory Fees                           0.50%
Distribution (12b-1) Fees                          0.25%
Shareholder Service Fees                           0.25%
Other Expenses
Total Annual Fund Operating Expenses

* This sales charge varies depending upon how much you invest. See "Sales Charges."
**    Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                 1    3     5     10
                 Year Years Years  Years
Investment A
Shares

Shareholder Information
Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class
The Funds offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares -- Investment A and Investment B -- are offered in this Prospectus. Two other classes of Fund Shares -- Trust Shares and Interfund Shares of the Money Market Fund are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

Investment A
   o Front-end sales charges (except Money Market Funds), as described below under "Sales Charges."
   o Distribution (Rule 12b-1) fees of 0.25% of a Fund's average daily net assets.
   o A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.
Investment B
   o  No front-end sales charge.
   o Distribution (Rule 12b-1) fees of 0.75% of a Fund's average daily net assets.
   o A non Rule 12b-1 shareholder servicing fee of 0.25% of a Fund's average daily net assets.
   o  A contingent deferred sales charge, as described below.
   o Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See "Purchasing Shares-- Investment B Shares Conversion Feature" below.)
For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Rotating Markets Fund and the Short/Intermediate Fixed Income Securities Fund and $1 million or more on all the other Equity Fund and Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.

Distribution of the Funds
Edgewood Services, Inc. (Distributor), whose address is 5800
Corporate Drive, Pittsburgh, PA 15237, serves as the
Distributor of the Funds offered by this Prospectus.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares and retains the amounts collected. The Distributor uses these charges to pay broker-dealers, banks, including The Huntington National Bank and its affiliates, and other investment professionals for providing distribution-related, sales and/or administrative services on behalf of their customers who purchase Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Distribution Plan (Rule 12b-1 Fees)
The Distributor serves as the Funds' distributor and markets the Shares described in this Prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with the Advisor. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay the Distributor and authorizes the Distributor to pay, in turn, brokers, dealers and other financial institutions distribution and/or administrative services fees (Rule 12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund's Investment A Shares average daily net assets and 0.75% of the applicable Fund's Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A or B Shares will not be paid a Rule 12b-1 fee since those fees are paid to the Distributor to compensate it in connection with financing the advanced commission.

Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund's average daily net assets.

Sales Charges
Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

  Equity Funds (except Rotating Markets Fund)

                       Sales Charge as a       Sales Charge as a
                         Percentage of           Percentage of
Amount of TransactionPublic Offering Price    Net Amount Invested
$0-$49,999                   5.75%                   6.10%
$50,000-99,999               4.75%                   4.99%
$100,000249,999              4.00%                   4.17%
$250,000499,999              3.50%                   3.63%
$500,000749,999              2.95%                   3.04%
$750,000999,999              2.20%                   2.25%
$1,000,000 and Over         0.00%*                  0.00%*

Income Funds (except Short/Intermediate Fixed Income
Securities Fund)

                       Sales Charge as a       Sales Charge as a
                         Percentage of           Percentage of
Amount of TransactionPublic Offering Price    Net Amount Invested
$0-$49,999                   4.75%                   4.99%
$50,000-$99,999              3.75%                   3.90%
$100,000-249,999             3.00%                   3.09%
$250,000-499,999             2.50%                   2.56%
$500,000-749,999             2.00%                   2.04%
$750,000-999,999             1.75%                   1.78%
$1,000,000 and Over         0.00%*                  0.00%*

Rotating Markets Fund and Short/Intermediate Fixed Income
Securities Fund

                       Sales Charge as a       Sales Charge as a
                         Percentage of           Percentage of
Amount of TransactionPublic Offering Price    Net Amount Invested
$0-$99,999                   1.50%                   1.52%
$100,000 and Over            0.00%                   0.00%

   o Redemptions of these Shares within 18 months of the date of purchase will be subject to a contingent deferred sales charge of 1.00%.
Other Quantity Discounts, Reductions and Waivers
Other quantity discounts, reductions and waivers may also apply in certain special situations described below. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases.


No sales charges will apply to purchases of Investment A
Shares made:
   o  Through an investment professional that does not accept a sales commission from the Distributor
   o Through the automatic reinvestment of dividends and capital gains distributions
   o By current Trustees and officers of the Trust, their spouses and immediate family members
   o By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
   o By retired officers and employees of HBI or its subsidiaries and their spouses
   o By participants in certain financial services programs offered by HBI subsidiaries
   o By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
   o By investors who have sold Shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)
Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:
   o By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount
   o  By investors whose investment in a Fund, plus
      investments by their spouse and children under 21 made
      at the same time, total an amount subject to a quantity
      discount
   o  By  investors  who sign a letter  of  intent to invest at
      least   $100,000  in  the   Rotating   Markets   Fund  or
      Short/Intermediate   Fixed  Income  Securities  Fund,  or
      $50,000 in the other Equity or Income Funds within a 13-month period*
   o By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount
   o By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow.


The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.


A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.


More information about the other sales charge reductions is provided in the Statement of Additional Information.

Contingent Deferred Sales Charges
Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem
Investment B Shares, based on the amount of time you have held those shares as follows:


   Year of Redemption
(based on purchase   All
date)                 Funds
  Year 1              5.00%
  Year 2              4.00%
  Year 3              3.00%
  Year 4              3.00%
  Year 5              2.00%
  Year 6              1.00%
  Year 7 or later     0.00%

For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of Shares:
   o  Acquired through dividend or capital gains reinvestments
   o Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held
   o Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
   o Withdrawn under the Fund's systematic withdrawal plan but limited to 10% annually of the initial value of the account.
Pricing Shares
The price at which the Funds will offer or redeem Shares is the net asset value (NAV) per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S.Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing
Shares" above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund's Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

  Money Market Funds

 Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern
Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earnings dividends that day. Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

  All Other Funds

Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.


In order to purchase Investment A Shares or Investment B
Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment within three
(3) business days.

Notes About Purchases
The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.


If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

Investment B Shares Conversion Feature
Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares
 1.   Minimum investment requirements:
   o $1,000 for initial investments outside the Systematic Investment Program (SIP) o $50 for initial investments through the SIP
   o $50 for subsequent investments
 2.   Call
   o Huntington Funds at (800) 253-0412
   o The Huntington Investment Company at (800) 322-4600
   o Your Huntington Personal Banker
 3.   Make payment
   o By check payable to the applicable Fund and Share class (e.g. Huntington Dividend Capture Fund -- Investment B Shares) to: Huntington Funds P.O. Box 6110
     Indianapolis, IN 46206-6110
Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.
     (The Trust will treat your order as having been received once the Trust receives your check.)
     OR
o      By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)
OR
   o By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
   o  Through the SIP
   o (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)
Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (SIP)
You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through SIP. To participate, you must open an account with the Trust by calling (800) 253-0412,The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals. Minimum investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or
Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares
  Money Market Funds
On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange shares of any Fund for the same class of shares of any other Fund offering such shares and as discussed under "Pricing Shares."

  All Other Funds
On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

 Additional Information

 In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares
For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.


     ExchangeOut Of           Exchange Into             Sales Charge
  Any Money Market Fund   Any Money Market Fund              NO
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  Any Money Market Fund   Any Equity or Income     YES--See "Sales Charges"
                          Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
  Any Equity or Income    Any Money Market,                  NO
  Fund                    Equity
                           or Income Fund
-----------------------------------------------------------------------------

Exchanging Investment B Shares
For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without assessing any contingent deferred sales charge at the time of exchange.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new
Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares
 1.   Satisfy the minimum account balance requirements
   o You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
 2. Call (You must have completed the appropriate section on your account application)
   o Huntington Funds at (800) 253-0412
   o The Huntington Investment Company at (800) 322-4600
   o Your Huntington
     Personal Banker OR

Write
   o Huntington
     Funds P.O.
     Box 6110
     Indianapolis, IN 46206-6110
 3.   Provide the required information
   o Name of the Fund from which you wish to make the exchange
     (exchange OUT OF)
   o Specify the Investment A Shares or Investment B Shares class
   o Your account number
   o The name and address on your account (account registrations must be identical)
   o The dollar amount or number of Shares to be exchanged
   o Name of the Fund into which you wish to make the exchange (exchange INTO)--(Make sure this Fund offers the applicable class of shares)
   o Your signature (for written requests)
     (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)
Redeeming Shares
  Money Market Funds
You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing Shares" above.

  All Other Funds
You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Investment A Shares or Investment B Shares
 1. Call (You must have completed the appropriate section on your account application)
   o Huntington Funds at (800) 253-0412;
   o The Huntington Investment Company at (800) 322-4600; or
   o Your Huntington
     Personal Banker OR
  Write
   o Huntington
     Funds P.O.
     Box 6110
     Indianapolis, IN
     46206-6110 OR
Write a Check (Investment A Shares of the Money Market Funds
Only)
   o In an amount of at least $250 from your applicable
     Money Market Fund's account (You may not use a check to close an account.) See "Checkwriting" below for more information.
 2.   Provide the required information
   o The name of the Fund from which you wish to redeem Shares
   o Specify the Investment A Shares or Investment B Shares class
   o Your account number
   o The name and address on your account
   o Your bank's wire transfer information (for wire transfers)
   o The dollar amount or number of Shares you wish to redeem
   o Your signature (for written requests)
     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)
Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

 In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S.Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase
Investment A Shares subject to a sales charge while redeeming
Investment A Shares using this program.

Redemption of Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Abusive Trading Practices

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions
If you authorized telephone transactions by completing the appropriate paperwork with the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Investment A Shares of the Money Market Funds
Only)
You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

More About the Huntington Funds
Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor
Subject to the supervision of the Trustees, Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion.The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003,The Huntington National Bank had assets of $30 billion.

 Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203.
Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.

The Advisor has designated the following as Portfolio
Managers. Included is their business experience for the last five years.

James J. Gibboney, Jr. serves as the Portfolio Manager of the Growth Fund and Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.


 Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund and Vice President of the Advisor. Mr. Cwiklinski joined the Advisor in 2001 as a Vice President and Senior Portfolio Manager. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund and Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 and has served as Vice President for the past five years. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Situs Small Cap Fund and Chief Investment Ofificer of the Advisor. Mr. Bateman joined The Huntington Natonal Bank in 2000 as Chief Investment Officer. He became President of the Advisor in 2001. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund, Portfolio Manager of the Fixed Income Securities Fund and Senior Vice President and Director of Fixed Income Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund and Vice President and the Director of International Investments of the Advisor. Ms. Matlock joined the Advisor in 2001 and served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor's and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the New Economy Fund and Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 and is Vice President . He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

 An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.
William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund, Short/Intermediate Fixed Income Securities Fund and Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and has served as Vice President for the past five years. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund and is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds' average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund's average daily assets for custody services. Investment A Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets to be paid to the Distributor. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets.

 The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:


Money Market Fund, Ohio Municipal Money Market
Fund and Florida Tax-Free Money Fund:
Tiered                                           Annual Rate
Up to $500 million                                  0.30%
On the next $500 million                            0.25%
On $1 billion and more                              0.20%
All other Funds:
U.S.Treasury Money Market Fund                      0.20%
Growth Fund                                         0.60%
Income Equity Fund                                  0.60%
Rotating Markets Fund                               0.50%
Dividend Capture Fund                               0.75%
International Equity Fund                           1.00%
Mid Corp America Fund                               0.75%
New Economy Fund                                    0.85%
Situs Small Cap Fund                                0.75%
Macro 100 Fund*                                     0.75%
Mortgage Securities Fund                            0.50%
Ohio Tax-Free Fund                                  0.50%
Michigan Tax-Free Fund                              0.50%
Fixed Income Securities Fund                        0.50%
Intermediate Government Income Fund                 0.50%
Short/Intermediate Fixed Income Securities Fund     0.50%
* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund's average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.


Dividends and Distributions
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities
Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund Monthly
Growth Fund           Annually
Income Equity Fund    Monthly
International Equity  Annually
Fund
Mid Corp America Fund Annually
New Economy Fund      Annually
Rotating Markets Fund Annually
Situs Small Cap Fund  Annually
Macro 100 Fund        Annually

The Funds also make distributions of net capital gains, if any, at least annually.
If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options
All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes
  Taxation of Shareholder Transactions
An exchange of a Fund's Shares for shares of another Fund will be treated as a sale of the Fund's Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

  Taxation of Distributions
Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  Exempt-Interest Dividends
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Avoid Withholding Tax
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

  State Income Taxes
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's Shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information
Financial Highlights
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Funds' financial
statements, which have been audited by {     }, independent
auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

Financial Highlights
Money Market Funds
(For a share outstanding throughout each period)
Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Florida Tax-Free Money Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
Growth Fund
   o at least 65% of total assets will be invested in equity securities.
Ohio Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
   o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.
Michigan Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
Short/Intermediate Fixed Income Securities Fund
o at least 65% of total assets in fixed income securities.

Additional Investment Information
Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


Fund Name                                Fund
                                          Code
Money Market Fund                           1
Ohio Municipal Money Market Fund            2
Florida Tax-Free Money Fund                 3
U.S.Treasury Money Market Fund              4
Growth Fund                                 5
Income Equity Fund                          6
Rotating Markets Fund                       7
Dividend Capture Fund                       8
International Equity Fund                   9
Mid Corp America Fund                      10
New Economy Fund                           11
Situs Small Cap Fund                       12
Marco 100 Fund                             13
Mortgage Securities Fund                   14
Ohio Tax-Free Fund                         15
Michigan Tax-Free Fund                     16
Fixed Income Securities Fund               17
Intermediate Government Income Fund        18
Short/Intermediate Fixed Income            19
Securities Fund



Instrument                                  Fund Code           Risk Type
American Depository Receipts (ADRs): ADRs      5-13              Market
are foreign Shares
of a company held by a U.S. bank that                           Political
issues a receipt evidencing
ownership ADRs pay dividends in U.S.                       Foreign Investment
dollars. Generally, ADRs
designed for trading in the U.S.                                Currency
securities markets.
                                                          Custodial and Related
                                                            Investment Costs
Asset-Backed Securities: Securities       1-4,11-12,14,17-19   Pre-payment
backed by company                                               Extension
receivables, home equity loans, truck and                        Market
auto loans, leases,
credit card receivables and other                                Credit
securities backed by other
types of receivables or assets.                                 Regulator
Bankers' Acceptances: Bills of exchange      1-3,5-19            Credit
or time drafts drawn
on and accepted by a commercial bank.                           Liquidity
They generally have
maturities of six months or less.                                Market
Bonds: Bonds or fixed income securities     1-14,17-19           Market
pay interest, dividends or
distributions at a specified rate. The                           Credit
rate may be a fixed percentage
of the principal or adjusted                                    Liquidity
periodically. In addition, the issuer
of a bond or a fixed income security must                      Pre-payment
repay the principal amount of
the security, normally within a specified                       Extension
time. Bonds or fixed
income securities provide more regular
income than equity securities.
However, the returns on bonds or fixed
income securities are
limited and normally do not increase with
the issuer's earnings.
This limits the potential appreciation of
bonds or fixed income
securities as a compared to equity
securities.
Call and Put Options: A call option gives      5-13            Management
the buyer the
right to buy, and obligates the seller of                       Liquidity
the option to sell,
a security at a specified price. A put                           Credit
option gives the
buyer the right to sell, and obligates                           Market
the seller of the
option to buy, a security at a specified                        Leverage
price. The Funds
will sell only covered call and secured
put options, and
may buy bonds' existing option
contraction known as
"closing transactions."
Certificates of Deposit: Negotiable          1-3,5-19            Market
instruments with a
stated maturity.                                                 Credit
                                                                Liquidity
Commercial Paper: Secured and unsecured      1-3,5-19            Credit
short-term promissory
notes issued by corporations and other                          Liquidity
entities. Their
maturities generally vary from a few days                        Market
to nine months.
Common Stock: Shares of ownership of a         5-14              Market
company.
Convertible Securities: Bonds or            5-14,17,19           Market
preferred stock that
convert to common stock.                                         Credit
Demand Notes: Securities that are subject    1-3,5-19            Market
to puts and
standby commitments to purchase the                             Liquidity
securities at a fixed
price (usually with accrued interest)                          Management
within a fixed
period of time following demand by a Fund.



Instrument                                  Fund Code           Risk Type
Derivatives: Instruments whose value is        5-19            Management
derived from an
underlying contract, index or security,                          Market
or any combination
thereof, including futures, options                              Credit
(e.g., put and calls),
options on futures, swap agreements, and                        Liquidity
some
mortgage-backed securities.                                     Leverage
European Depositary Receipts (EDRs):        7,9,11-13            Market
EDRs, which are
sometimes referred to as Continental                            Political
Depositary Receipts, are
securities, typically issued by a                          Foreign Investment
non-U.S. financial institution,
that evidence ownership interests in a                          Currency
security or a pool of
securities issued by either a U.S. or                     Custodial and Related
foreign issuer. Generally,                                  Investment Costs
EDRs are designed for trading in European
securities markets.
Foreign Securities: Stocks issued by        5-13,17,19           Market
foreign companies
including ADRs, EDRs and Global                                 Political
Depository Receipts (GDRs),
as well as commercial paper of foreign                     Foreign Investment
issuers and
obligations of foreign governments,                             Liquidity
companies, banks,
overseas branches of U.S. banks or                              Currency
supranational entities.
                                                          Custodial and Related
                                                            Investment Costs
Forward Foreign Currency Contracts: An      5-13,17,19         Management
obligation to
purchase or sell a specific amount of a                         Liquidity
currency at a
fixed future date and price set by the                           Credit
parties involved
at the time the contract is negotiated.                          Market
                                                                Political
                                                                Leverage
                                                           Foreign Investment
                                                                Currency
                                                          Custodial and Related
                                                            Investment Costs
Foreign Exchange Contracts: Spot currency     7,9,12           Management
trades whereby
one currency is exchanged for another.                          Liquidity
The Fund may also
enter into derivative contracts in which                         Credit
a foreign currency
is an underlying contract.                                       Market
                                                                Political
                                                                Leverage
                                                           Foreign Investment
                                                                Currency
                                                          Custodial and Related
                                                            Investment Costs
Futures and Related Options: A contract        5-19            Management
providing for the
future sale and purchase of a specific                           Market
amount of a specific
security, class of securities, or index                          Credit
at a specified time
in the future and at a specified price.                         Liquidity
The aggregate value
of options on securities (long puts and                         Leverage
calls) will not
exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.



Instrument                                   Fund Code          Risk Type
Global Depositary Receipts (GDRs): GDRs are  7,9,11-13           Market
securities, typically issued
globally by a non-U.S. financial                                Political
institution, that evidence ownership
interests in a security or a pool of                       Foreign Investment
securities issued by either a U.S.
or foreign issuer. Generally, GDRs are                          Currency
designed for trading in
non-U.S. securities markets.                              Custodial and Related
                                                            Investment Costs
Illiquid Securities: Securities that            1-19            Liquidity
ordinarily cannot be sold within
seven business days at the value the Fund                        Market
has estimated for them.
Each of the Money Market Fund, Ohio
Municipal Money Market Fund,
U.S. Treasury Money Market Fund, Growth
Fund, Income Equity Fund may
invest up to 10% of its total assets in
illiquid securities. Each of the
 Rotating Markets Fund, Dividend Capture
Fund, International
Equity Fund, Mid Corp America Fund, New
Economy Fund, Situs Small
Cap Fund, Macro 100 Fund, Mortgage
Securities Fund, Ohio Tax-Free Fund,
Michigan
Tax-Free Fund, Fixed Income Securities
Fund, Intermediate Government
Income Fund and Short/Intermediate Fixed
Income Securities Fund may
invest up to 15% of its assets in illiquid
securities. The Florida Tax-Free
Money Fund may invest up to 10% of its net
assets in illiquid securities.
Index-Based Securities: Index-based             5-13             Market
securities such as iShares Russell 2000
Index Fund, Standard & Poor's Depository
Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ
100s"), represent
ownership in an investment portfolio of
common stocks designed to
track the price, performance and dividend
yield of an index, such as the
Russell 2000 Index or the NASDAQ-100 Index.
Index-based securities
entitle a holder to receive proportionate
quarterly cash distributions
corresponding to the dividends that accrue
to the index stocks in the
underlying portfolio, less expenses.
Investment Company Securities: Shares of        1-19             Market
registered investment companies.
These may include Huntington Money Market
Funds and other registered
investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Except for the
Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies.
However, each of the Funds may
invest up to 25% of its assets in the
Interfund Shares of the Huntington
Money Market Fund, pursuant to an SEC
exemptive order. The Rotating
Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The
Rotating Markets Fund, however,
may not own more than 3% of the securities of any one investment company.
If the Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.



Instrument                                   Fund Code          Risk Type
Investment Grade Securities: Securities         5-19             Market
rated BBB or higher
by Standard & Poor's; Baa or better by                           Credit
Moody's; similarly
rated by other NRSROs;
or, if not rated, determined to be of
comparably high
quality by the Advisor.
Interests in Other Business Organizations:     5,8-13            Market
Entities such as limited
partnerships, limited liability companies,                 Foreign Investment
business trusts and
companies organized outside the United                          Currency
States may issue
securities comparable to common or                        Custodial and Related
preferred stock.                                            Investment Costs
Money Market Instruments: Investment-grade,     1-19             Market
U.S.
dollar-denominated debt securities with                          Credit
remaining maturities
of one year or less. These may include
short-term U.S.
government obligations, commercial paper
and other
short-term corporate obligations,
repurchase agreements
collateralized with U.S. government
securities, certificates
of deposit, bankers' acceptances, and other
financial
institution obligations. These securities
may carry fixed
or variable interest rates.
Mortgage-Backed Securities: Bonds backed by     4-19           Pre-payment
real estate
loans and pools of loans. These include                          Market
collateralized mortgage
obligations (CMOs) and real estate mortgage                      Credit
investment
conduits (REMICs).                                             Regulatory
                                                                Extension
Mortgage Dollar Rolls: A transaction in          14            Pre-payment
which a Fund sells
security for delivery in a current month                         Market
and simultaneously
contracts with the same party to repurchase                    Regulatory
similar but not
identical securities on a specified future                      Extension
date.
Municipal Securities: Securities issued by  1-3,6,14-19          Market
a state or
political subdivision to obtain funds for                        Credit
various public
purposes. Municipal securities include                          Political
private activity bonds
and industrial development bonds, as well                          Tax
as general obligation
bonds, tax anticipation notes, bond                            Regulatory
anticipation notes,
revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).



Instrument                                   Fund Code          Risk Type
There are two general types of municipal
bonds:
General-Obligation Bonds, which are
secured by the taxing
power of the issuer and Revenue Bonds,
which take many shapes
and forms but are generally backed by
revenue from a specific
project or tax. These include, but are not
limited to,
certificates of participation (COPs);
utility and sales tax
revenues; tax increment or tax
allocations; housing and special
tax, including assessment district and
community facilities
district (Mello-Roos) issues which are
secured by taxes on
specific real estate parcels; hospital
revenue; and industrial
development bonds that are secured by the
financial resources
of a private company.
Obligations of Supranational Agencies:        7,9,12             Credit
Securities issued by
supranational agencies that are chartered                  Foreign Investment
to promote economic
development and are supported by various                        Currency
governments and
government agencies.                                      Custodial and Related
                                                            Investment Costs
Options on Currencies: A Fund may buy put   5-13,17-18         Management
options and sell
covered call options on foreign currencies                      Liquidity
(traded on U.S. and
foreign exchanges or over-the-counter                            Credit
markets).A covered call
option means the Fund will own an equal                          Market
amount of the underlying
foreign currency. Currency options help a                       Political
Fund manage its
exposure to changes in the value of the                         Leverage
U.S. dollar relative
to other currencies. If a Fund sells a put                 Foreign Investment
option on a foreign
currency, it will establish a segregated                        Currency
account with its
Custodian consisting of cash, U.S.                        Custodial and Related
government securities                                       Investment Costs
or other liquid high-grade bonds in an
amount equal to the
amount the Fund would be required to pay
if the put is exercised.
Preferred Stocks: Equity securities that     5-13, 17            Market
generally pay
dividends at a specified rate and take
precedence over common
stock in the payment of dividends or in
the event of
liquidation. Preferred stock generally
does not carry
voting rights.
Real Estate Investment (REITs): Pooled         5-17             Liquidity
investment vehicles
which invest primarily in income producing                     Management
real estate or
real estate loans or interest.                                   Market
                                                               Regulatory
                                                                   Tax
                                                               Pre-payment
                                                                Extension




Instrument                                        Fund Code        Risk Type
Repurchase Agreements: The purchase of a            1-19            Market
security and the
simultaneous commitment to return the security                     Leverage
to the seller
at an agreed upon price on an agreed upon
date. This is
treated as a loan.
Reverse Repurchase Agreements: The sale of a        1-19            Market
security and
the simultaneous commitment to buy the                             Leverage
security back at an
agreed upon price on an agreed upon date. This
is treated
as a borrowing by a Fund.
Restricted Securities: Securities not               1-19           Liquidity
registered under the
Securities Act of 1933, such as privately                           Market
placed commercial
paper and Rule 144A securities.
Securities Lending: Each Fund, except the        1-14,17-19         Market
Rotating Markets Fund,
Dividend Capture Fund, International Equity                        Liquidity
Fund, Mid Corp
America Fund, New Economy Fund, Situs Small                        Leverage
Cap Fund and Macro 100 Fund may
lend up to 20% (5% in the case of Michigan
Tax-Free Fund) of its total assets. The
Rotating Markets Fund,
Dividend Capture Fund, International Equity
Fund, Mid Corp
America Fund, New Economy Fund, Situs Small
Cap Fund and Macro 100 Fund
may each lend up to 331/3% of their total
assets. Such loans must
be collateralized by cash, U.S. government
obligations or
other high-quality debt obligations and marked
to market daily.
Tax-Exempt Commercial Paper: Commercial paper    1-3,6,14,19        Credit
issued by
governments and political sub-divisions.                           Liquidity
                                                                    Market
                                                                      Tax
Time Deposits: Non-negotiable receipts issued     1-3,5-19         Liquidity
by a bank
in exchange for a deposit of money.                                 Credit
                                                                    Market
Treasury Receipts: Treasury receipts,Treasury      5-13,17          Market
investment
growth receipts, and certificates of accrual of
Treasury securities.
Unit Investment Trusts: A type of investment        5-13            Market
vehicle,
registered with the SEC under the Investment
Company Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.



Instrument                                             Fund Code    Risk Type
U.S. Government Agency Securities: Securities issued     1-19        Market
by agencies and instrumentalities of the U.S.
government.
Agency securities are issued or guaranteed by a                      Credit
federal agency or other government sponsored entity
(GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government
National Mortgage Association, Small Business
Administration, Farm Credit System Financial
Assistance Corporation, Farmer's Home Administration,
Federal Financing Bank, General Services
Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan
Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association, Student Loan
Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds,          1-19        Market
separately
traded registered interest and principal securities,
and coupons under bank entry safekeeping.
Variable and Floating Rate Instruments: Obligations      1-19        Credit
with
interest rates that are reset daily, weekly,                        Liquidity
quarterly or on
some other schedule. Such instruments may be payable                 Market
to a
Fund on demand.
Warrants: Securities that give the holder the right     5-14,17      Market
to buy
a proportionate amount of common stock at a specified                Credit
price.
Warrants are typically issued with preferred stock
and bonds.
When-Issued Securities and Forward Commitments: A        1-19        Market
purchase of,
or contract to purchase, securities at a fixed price                Leverage
for delivery
at a future date.                                                   Liquidity
                                                                     Credit
Yankee Bonds and Similar Debt Obligations: U.S. dollar5-13,17-19     Market
denominated bonds issued by foreign corporations or                  Credit
governments.
Sovereign bonds are those issued by the government of                Foreign
a                                                                  Investment
foreign country. Supranational bonds are those issued               Currency
by
supranational entities, such as the World Bank and                Custodial and
European                                                             Related
                                                                   Investment
                                                                      Costs
Investment Bank. Canadian bonds are those issued by
Canadian provinces.
Zero-coupon Securities: Zero-coupon securities are       1-19        Credit
debt obligations
which are generally issued at a discount and payable                 Market
in full at
maturity, and which do not provide for current                     Zero Coupon
payments of interest
prior to maturity.                                                  Liquidity
                                                                   Pre-payment
                                                                    Extension

Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline. Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related
Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.



Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-payment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates.When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue
Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the
Huntington Funds.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call
(800) 253-0412

Write
Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet
The Huntington Funds' website is at
http://www.huntingtonfunds.com. The SEC's web-site, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference
Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW,
Washington, D.C. 20549-0102

The Huntington Funds' Investment Company Act registration number is 811-5010.

Cusip 446327108
Cusip 446327686
Cusip 446327306
Cusip 446327504
Cusip 446327702
Cusip 446327884
Cusip 446327678
Cusip 446327868
Cusip 446327710
Cusip 446327520
Cusip 446327660

Cusip 446327652
Cusip 446327637
Cusip 446327629
Cusip 446327561
Cusip 446327553
Cusip 446327595
Cusip 446327587
Cusip 446327488
Cusip 446327470
Cusip 446327843
Cusip 446327439

Cusip 446327827
Cusip 446327421
Cusip 446327793
Cusip 446327447
Cusip 446327777
Cusip 446327694
Cusip 446327736
Cusip 446327454
Cusip 446327413
Cusip 446327330
Cusip 446327322

   Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
Not A Deposit o Not FDIC Insured o May Lose Value o No Bank
Guarantee o Not Insured By Any Government Agency

Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
27056 (4/04)

                               1

                       HUNTINGTON FUNDS

                      INVESTMENT A SHARES
                      INVESTMENT B SHARES
                         TRUST SHARES
                       INTERFUND SHARES
                              OF
                 HUNTINGTON MONEY MARKET FUND
          HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
            HUNTINGTON FLORIDA TAX-FREE MONEY FUND
          HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                    HUNTINGTON GROWTH FUND
                 HUNTINGTON INCOME EQUITY FUND
               HUNTINGTON ROTATING MARKETS FUND
               HUNTINGTON DIVIDEND CAPTURE FUND
             HUNTINGTON INTERNATIONAL EQUITY FUND
               HUNTINGTON MID CORP AMERICA FUND
                  HUNTINGTON NEW ECONOMY FUND
                HUNTINGTON SITUS SMALL CAP FUND
                   HUNTINGTON MACRO 100 FUND
              HUNTINGTON MORTGAGE SECURITIES FUND
                 HUNTINGTON OHIO TAX-FREE FUND
               HUNTINGTON MICHIGAN TAX-FREE FUND
            HUNTINGTON FIXED INCOME SECURITIES FUND
        HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
  HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

              STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (SAI) contains information which may be of interest to investors in The Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2004, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Fund's Annual Report for the fiscal year ended December 31, 2003. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.

                          MAY 1, 2004

                       TABLE OF CONTENTS
Definitions.......................................................2
HOW ARE THE FUNDS ORGANIZED?......................................2
SECURITIES IN WHICH THE FUNDS INVEST..............................2
INVESTMENT PRACTICES..............................................2
   Huntington Mid Corp America Fund....Error! Bookmark not defined.
   Huntington Situs Small Cap Fund.....Error! Bookmark not defined.
   Adjustable Rate Notes..........................................2
   American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs)
   and Global Depositary Receipts (GDRs)..........................2
   Asset-backed Securities (Non-mortgage).........................2
   Common Stock...................................................2
   Convertible Securities.........................................2
   Corporate Debt (Including Bonds, Notes and Debentures).........2
   Credit-enhanced Securities.....................................2
   Defensive Investments..........................................2
   Dollar Roll Transactions.......................................2
   Equity Securities..............................................2
   Fixed Income Securities........................................2
   Foreign Currency Options.......................................2
   Foreign Currency Transactions..................................2
   Forward Foreign Currency and Foreign Currency Futures
   Contracts......................................................2
   Foreign Securities.............................................2
   Futures Contracts and Options on Futures Contracts.............2
   Index - Based Investments......................................2
   Index Futures Contracts and Options on Index Futures
   Contracts......................................................2
   Interests in Other Business Organizations......................2
   Lending Portfolio Securities...................................2
   Money Market Instruments.......................................2
   Bank Obligations...............................................2
   Variable Rate Demand Notes.....................................2
   Money Market Mutual Funds......................................2
   Mortgage-related Securities....................................2
           Mortgage Pass-through Securities.......................2
           Adjustable Rate Mortgage Securities....................2
           Derivative Mortgage Securities.........................2
   Options........................................................2
   Preferred Stock................................................2
   Real Estate Investment Trusts..................................2
   Repurchase Agreements..........................................2
   Restricted and Illiquid Securities.............................2
   Reverse Repurchase Agreements..................................2
   Small Cap/Special Equity Situation Securities..................2
   Tax-exempt Securities..........................................2
   U.S. Government Securities.....................................2
   U.S. Treasury Security Futures Contracts and Options...........2
   Warrants.......................................................2
   When-issued and Delayed Delivery Transactions..................2
   Zero-coupon Securities.........................................2
INVESTMENT RISKS..................................................2
   Concentration Risk.............................................2
   Credit (or Default) Risk.......................................2
   Currency Risk..................................................2
      Derivatives Risk
   Equity Risk....................................................2
   Extension Risk.................................................2
   Foreign Custodial Services and Related Investment Costs........2
   Foreign Investment Risk........................................2
   Interest Rate Risk.............................................2
   Investment Style Risk..........................................2
   Leverage Risk..................................................2
   Liquidity Risk.................................................2
   Market Risk....................................................2
   Prepayment and Call Risk.......................................2
   Security-specific Risk.........................................2
   Special Risk Factors Applicable to the Ohio Municipal
   Money Market Fund and the Ohio Tax-Exempt Fund.................2
   Special Risk Factors Applicable to the Michigan Tax-Free
   Fund...........................................................2
   Special Risk Factors Applicable to the Florida Tax-Free
   Money Fund.....................................................2
INVESTMENT RESTRICTIONS...........................................2
   Portfolio Turnover.............................................2
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS....................2
   Trustees and Officers..........................................2
   Independent Trustees Background and Compensation...............2
   Investment Advisor.............................................2
   Approval of Investment Advisory Contract.......................2
   Sub-Advisors...................................................2
   Glass-Steagall Act.............................................2
   Portfolio Transactions.........................................2
   Brokerage Allocation and Other Practices.......................2
   Code of Ethics.................................................2
   Administrator..................................................2
   Sub-Administrator..............................................2
   Financial Administrator........................................2
   Administrative Services Agreement..............................2
   Expenses.......................................................2
   Distributor....................................................2
   Distribution Plan (12b-1 Fees).................................2
   Custodian......................................................2
   Sub-Custodian..................................................2
   Transfer Agent and Dividend Disbursing Agent...................2
   Independent Auditors...........................................2
   Legal Counsel..................................................2
FEES PAID BY THE FUNDS FOR SERVICES...............................2
   Principal Holders of Securities................................2
SHAREHOLDER RIGHTS................................................2
   Other Purchase Information.....................................2
   Other Exchange Information.....................................2
   Other Redemption Information...................................2
DETERMINATION OF NET ASSET VALUE..................................2
TAXES.............................................................2
   Federal Income Taxation........................................2
   State Taxation.................................................2
DIVIDENDS AND DISTRIBUTIONS.......................................2
   Money Market Funds.............................................2
   Other Funds....................................................2
PERFORMANCE INFORMATION...........................................2
   Money Market Funds.............................................2
   Other Funds....................................................2
   Tax-Equivalency Tables.........................................2
MICHIGAN TAX-FREE FUND............................................2
FLORIDA TAX-FREE MONEY FUND.......................................2
FINANCIAL STATEMENTS..............................................2
INVESTMENT RATINGS................................................2
ADDRESSES.........................................................2

                          Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"         -- Huntington   Asset  Advisors,   Inc.,  the
                     Trust's investment advisor.

"Edgewood"        -- Edgewood   Services,   Inc.,  the  Trust's
                     distributor.

"Equity Funds"    -- Growth Fund, Income Equity Fund,  Rotating
                     Markets  Fund,   Dividend   Capture  Fund,
                     International   Equity   Fund,   Mid  Corp
                     America  Fund,  New  Economy  Fund,  Situs
                     Small Cap Fund and Macro 100 Fund.

"Federated"       -- Federated  Services  Company,  the Trust's
                     administrator.

"Funds"           -- Each    of   the    separate    investment
                     portfolios of the Trust.

"Huntington Bank" -- The   Huntington    National   Bank,   the
                     sub-administrator  and  custodian  of  the
                     Funds.

"Income Funds"    -- Mortgage  Securities  Fund,  Ohio Tax-Free
                     Fund,   Michigan   Tax-Free  Fund,   Fixed
                     Income   Securities   Fund,   Intermediate
                     Government           Income          Fund,
                     Short/Intermediate       Fixed      Income
                     Securities Fund.

"Independent Trustees"    --   Trustees     who     are     not
                     "interested  persons"  of  the  Trust,  as
                     defined in the 1940 Act.
"Money Market Funds" --   Money  Market  Fund,  Ohio  Municipal
                     Money Market  Fund,  U.S.  Treasury  Money
                     Market  Fund and  Florida  Tax-Free  Money
                     Fund.

"1940 Act"        -- The  Investment  Company  Act of 1940,  as
                     amended.

"NRSRO"           -- Nationally Recognized  Statistical Ratings
                     Organization   such  as  Moody's  Investor
                     Service  (Moody's)  or  Standard  & Poor's
                     (S&P).

"Prospectus"      -- Each of the separate  Prospectuses  of the
                     Funds.

"Single State Funds" --   Ohio  Municipal  Money  Market  Fund,
                     Ohio  Tax-Free  Fund,   Michigan  Tax-Free
                     Fund and Florida Tax-Free Money Fund.

"Tax-Exempt Funds"-- Ohio  Municipal  Money Market  Fund,  Ohio
                     Tax-Free Fund,  Michigan Tax-Free Fund and
                     Florida Tax-Free Money Fund.

"Trust"           -- The Huntington Funds.












HOW ARE THE FUNDS ORGANIZED?

Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds which are non-diversified portfolios of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 10, 1987. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999. Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

The Board of Trustees (Board) has established four classes of Shares of the Funds. All of the Funds offer Investment A Shares and Trust Shares. All of the Income Funds, the Equity Funds (except Rotating Markets Fund), and the Money Market Fund offer Investment B Shares. Only the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.


             SECURITIES IN WHICH THE FUNDS INVEST


In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

      P = Principal investment of a Fund;
      A = Acceptable (but not principal) investment of a Fund;
      or
      N = Not an acceptable investment of a Fund.

MONEY MARKET FUNDS
----------------------------------------------------------------------------------
                              Money   Ohio Municipal     Florida        U.S.
                              Market   Money Market     Tax-Free      Treasury
                               Fund        Fund        Money Fund   Money Market
                                                                        Fund
----------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------
------------------------------                                      --------------
  Treasury Receipts              N           N              N             N
--------------------------------------                ----------------------------
------------------------------        --------------------------------------------
  U.S. Treasury Obligations      A           A              A             P
--------------------------------------                ----------------------------
------------------------------        --------------------------------------------
  U.S. Government                P           A              A             A
  Agency Securities
--------------------------------------                ----------------------------
----------------------------------------------------------------------------------
  Bonds                          A           A              A             A
------------------------------        --------------------------------------------
----------------------------------------------------------------------------------
  Certificates of Deposit        A           A              A             N
------------------------------        --------------------------------------------
----------------------------------------------------------------------------------
  Corporate Debt Securities      A           A              A             N
------------------------------        --------------------------------------------
----------------------------------------------------------------------------------
  Commercial Paper               P           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Demand Notes                   A           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Taxable Municipal              A           A              A             N
Securities
--------------------------------------------------------------------
----------------------------------------------------------------------------------
  Mortgage Backed Securities     N           N              N             A
----------------------------------------------------------------------------------
--------------------------------------------------------------------
  Asset Backed Securities        A           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Zero Coupon Securities         A           A              A             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Bankers' Acceptances           A           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Credit Enhancement             A           A              A             N
--------------------------------------                              --------------
----------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  General Obligation Bonds       A           P              P             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Special Revenue Bonds          A           P              P             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Tax Exempt Commercial Paper    A           A              A             N
------------------------------------------------------              --------------
----------------------------------------------------------------------------------
  Tax Increment Financing        A           A              A             N
Bonds
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Municipal Notes                A           P              P             N
----------------------------------------------------------------------------------
------------------------------------------------------              --------------
  Variable Rate Instruments      A           P              P             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Municipal Leases               A           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Repurchase Agreements          A           A              A             P
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Reverse Repurchase             A           A              A             A
Agreements
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Delayed Delivery               A           A              A             A
Transactions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Securities Lending             A           A              A             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Illiquid Securities            A           A              A             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Restricted Securities          A           A              A             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Time Deposits                  A           A              A             N
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  When-Issued Securities         A           A              A             A
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  Investment Company             A           A              A             A
Securities
----------------------------------------------------------------------------------

EQUITY FUNDS
---------------------------------------------------------------------------
                            Growth Fund   Income Equity  Rotating Markets
                                              Fund             Fund
---------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Common Stocks                  P              P                P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Preferred Stocks               P              P                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Real Estate Investment         A              A                A
Trusts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Warrants                       A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Other Business                 Y              N                N
Organizations
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Treasury Receipts              A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  U.S. Treasury Obligations      A              A                A
-----------------------------------------                ------------------
---------------------------------------------------------------------------
  U.S. Government Agency         A              A                A
Securities
-----------------------------------------                ------------------
---------------------------------------------------------------------------
  Bonds                          A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Certificates of Deposit        A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Corporate Debt                 A              P                A
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Commercial Paper               A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Demand Notes                   A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Mortgage Backed                A              A                A
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Asset Backed Securities        N              N                N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Zero Coupon Securities         A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Bankers' Acceptances           A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Investment Grade               A              A                A
Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Convertible Securities         A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  General Obligation Bonds       N              A                N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Special Revenue Bonds          N              A                N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Tax Exempt Commercial          N              A                N
  Paper
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Tax Increment Financing        N              A                N
Bonds
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Municipal Notes                N              A                N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Variable Rate Instruments      A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Municipal Leases               N              A                N
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Foreign Securities1
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  American Depository            A              A                A
Receipts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  European Depository            N              N                A
Receipts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Global Depository              N              N                A
Receipts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Foreign Forward Currency       A              A                A
  Contracts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Foreign Exchange               N              N                A
  Contracts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Obligations of                 N              N                A
  Supranational Agencies
---------------------------------------------------------------------------


EQUITY FUNDS (Continued)
---------------------------------------------------------------------------
                            Growth Fund   Income Equity  Rotating Markets
                                              Fund             Fund
---------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Call and Put Options           A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Futures Contracts              A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Options                        A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Options on Currencies          A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Repurchase Agreements          A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Reverse Repurchase             A              A                A
  Agreements
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Delayed Delivery               A              A                A
Transactions
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Securities Lending             A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Illiquid Securities            A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Restricted Securities          A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Time Deposits                  A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Unit Investment Trusts         A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  When-Issued Securities         A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Yankee Bonds                   A              A                A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Index-Based Securities         A              A                P
---------------------------------------------------------------------------
---------------------------------------------------------------------------
  Investment Company             A              A                A
  Securities
---------------------------------------------------------------------------



EQUITY FUNDS (Continued)
--------------------------------------------------------------------------------------
                            Dividend Capture    International   Mid Corp America Fund
                                  Fund           Equity Fund
--------------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Common Stocks                     P                 P                   P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Preferred Stocks                  P                 P                   P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Real Estate Investment            P                 A                   A
Trusts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Warrants                          A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Other Business                    A                 A                   A
Organizations
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Treasury Receipts                 A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  U.S. Treasury Obligations         A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  U.S. Government Agency            A                 A                   A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Bonds                             A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Certificates of Deposit           A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Corporate Debt                    A                 A                   A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Commercial Paper                  A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Demand Notes                      A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Mortgage Backed                   A                 A                   A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Asset Backed Securities           N                 N                   N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Zero Coupon Securities            A                 A                   A
----------------------------------------------------------------
--------------------------------------------------------------------------------------
  Bankers' Acceptances              A                 A                   A
----------------------------
--------------------------------------------------------------------------------------
  Investment Grade                  A                 A                   A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Convertible Securities            A                 A                   P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  General Obligation Bonds          N                 N                   N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Special Revenue Bonds             N                 N                   N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Tax Exempt Commercial             N                 N                   N
  Paper
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Tax Increment Financing           N                 N                   N
Bonds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Municipal Notes                   N                 N                   N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Variable Rate Instruments         A                 A                   A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Municipal Leases                  N                 N                   N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  American Depository               A                 A                   A
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  European Depository               N                 A                   N
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Global Depository                 N                 A                   N
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Foreign Forward                   A                 A                   A
  Currency Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Foreign Exchange                  N                 A                   N
  Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Obligations of                    N                 A                   N
  Supranational
  Agencies
--------------------------------------------------------------------------------------


EQUITY FUNDS (Continued)
--------------------------------------------------------------------------------------
                           Dividend Capture    International    Mid Corp America Fund
                                 Fund           Equity Fund
--------------------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Call and Put Options             A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Futures Contracts                A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Options                          A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Options on Currencies            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Repurchase Agreements            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Reverse Repurchase               A                 A                    A
  Agreements
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Delayed Delivery                 A                 A                    A
Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Securities Lending               A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Illiquid Securities              A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Restricted Securities            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Time Deposits                    A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Unit Investment Trusts           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  When-Issued Securities           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Yankee Bonds                     A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Index-Based Securities           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Investment Company               A                 A                    A
  Securities
--------------------------------------------------------------------------------------


EQUITY FUNDS (Continued)
--------------------------------------------------------------------------------------
                           New Economy Fund   Situs Small Cap      Macro 100 Fund
                                                    Fund
--------------------------------------------------------------------------------------
Equity Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Common Stocks                    P                 P                    P
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Preferred Stocks                 P                 P                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Real Estate Investment           A                 P                    A
Trusts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Warrants                         A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Other Business                   Y                 A                    Y
Organizations
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Treasury Receipts                A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  U.S. Treasury                    A                 A                    A
Obligations
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  U.S. Government Agency           A                 A                    A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Bonds                            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Certificates of Deposit          A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Corporate Debt                   A                 A                    A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Commercial Paper                 A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Demand Notes                     A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Mortgage Backed                  A                 A                    A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Asset Backed Securities          A                 A                    N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Zero Coupon Securities           A                 A                    A
---------------------------
--------------------------------------------------------------------------------------
  Bankers' Acceptances             A                 A                    A
---------------------------
--------------------------------------------------------------------------------------
  Investment Grade                 A                 A                    A
Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Convertible Securities           P                 P                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Tax Exempt Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  General Obligation Bonds         N                 N                    N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Special Revenue Bonds            N                 N                    N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Tax Exempt Commercial            N                 N                    N
  Paper
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Tax Increment Financing          N                 N                    N
Bonds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Municipal Notes                  N                 N                    N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Variable Rate                    A                 A                    N
  Instruments
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Municipal Leases                 N                 N                    N
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Foreign Securities
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  American Depository              A                 A                    A
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  European Depository              N                 A                    A
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Global Depository                N                 A                    A
Receipts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Foreign Forward                  A                 A                    A
  Currency Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Foreign Exchange                 N                 A                    N
  Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Obligations of                   N                 A                    N
  Supranational
  Agencies
--------------------------------------------------------------------------------------


EQUITY FUNDS (Continued)
--------------------------------------------------------------------------------------
                           New Economy Fund   Situs Small Cap      Macro 100 Fund
                                                    Fund
--------------------------------------------------------------------------------------
Derivative Contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Call and Put Options             A                 A                    A
---------------------------------------------
--------------------------------------------------------------------------------------
  Futures Contracts                A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Options                          A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Options on Currencies            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Special Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Repurchase Agreements            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Reverse Repurchase               A                 A                    A
  Agreements
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Delayed Delivery                 A                 A                    A
Transactions
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Securities Lending               A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Illiquid Securities              A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Restricted Securities            A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Time Deposits                    A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Unit Investment Trusts           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  When-Issued Securities           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Yankee Bonds                     A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Index-Based Securities           A                 A                    A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  Investment Company               A                 A                    A
  Securities
--------------------------------------------------------------------------------------


INCOME FUNDS
----------------------------------------------------------------------------------------
                                Mortgage      Ohio Tax-Free Fund    Michigan Tax-Free
                             Securities Fund                              Fund
----------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Treasury Receipts                 N                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Treasury Obligations         A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Government Agency            A                  A                    A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bonds                             A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Certificates of Deposit           A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Corporate Debt                    A                  N                    N
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Commercial Paper                  A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Demand Notes                      A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Taxable Municipal                 A                  A                    A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Backed                   P                  A                    A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Dollar Rolls             A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Asset Backed Securities           A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Zero Coupon Securities            A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bankers' Acceptances              A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Credit Enhancement                A                  A                    A
------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Investment Grade                  A                  A                    A
Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Convertible Securities            A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------                    ----------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds          A                  P                    P
------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds             A                  P                    P
----------------------------------------------------------------------------------------
------------------------------------------------------------------
  Tax Exempt Commercial             A                  A                    A
Paper
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing           A                  A                    A
Bonds
----------------------------------------------------------------------------------------
------------------------------------------------------------------
  Municipal Notes                   A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments         A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                  A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward                   N                  N                    N
  Currency Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                 A                  A                    A
----------------------------                  ------------------------------------------
----------------------------------------------------------------------------------------
  Options                           A                  A                    A
----------------------------------------------------------------------------------------
----------------------------                  ------------------------------------------
  Options on Currencies             N                  N                    N
----------------------------------------------------------------------------------------
----------------------------                  ------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements             A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase                A                  A                    A
Agreements
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery                  A                  A                    A
Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities               A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities             A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                     A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities            A                  A                    A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                      N                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Investment Company                A                  A                    A
  Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Common Stocks                     A                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Preferred Stocks                  N                  N                    N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Real Estate Investment            A                  A                    A
Trusts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Warrants                          A                  N                    N
----------------------------------------------------------------------------------------

INCOME FUNDS (Continued)
-------------------------------------------------------------------------------------------------------------
                               Fixed Income        Intermediate Government      Short/Intermediate Fixed
                              Securities Fund            Income Fund             Income Securities Fund
-------------------------------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Treasury Receipts                  A                        N                             N
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  U.S. Treasury                      A                        P                             P
Obligations
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  U.S. Government Agency             P                        P                             P
Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Bonds                              A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Certificates of Deposit            A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Corporate Debt                     P                        A                             P
Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Commercial Paper                   A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Demand Notes                       A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Taxable Municipal                  A                        A                             A
Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Mortgage Dollar Rolls              A                        N                             N
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Mortgage Backed                    N                        P                             A
Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Asset Backed Securities            A                        N                             N
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Zero Coupon Securities             A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Bankers' Acceptances               A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Credit Enhancement                 A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Investment Grade                   A                        A                             A
Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Convertible Securities             A                        N                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  General Obligation Bonds           A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Special Revenue Bonds              A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Tax Exempt Commercial              A                        A                             A
Paper
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Tax Increment Financing            A                        A                             A
Bonds
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Municipal Notes                    A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Variable Rate                      A                        A                             A
  Instruments
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Municipal Leases                   A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Foreign Forward                    A                        N                             A
  Currency Contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Futures Contracts                  A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Options                            A                        A                             A
---------------------------                                                  --------------------------------
-------------------------------------------------------------------------------------------------------------
  Options on Currencies              A                        A                             N
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------------------------------------
---------------------------                                                  --------------------------------
  Repurchase Agreements              A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Reverse Repurchase                 A                        A                             A
Agreements
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Delayed Delivery                   A                        A                             A
Transactions
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Securities Lending                 A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Illiquid Securities                A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Restricted Securities              A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Time Deposits                      A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  When-Issued Securities             A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Yankee Bonds                       A                        A                             A
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Investment Company                 A                        A                             A
  Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Common Stocks                      N                        N                             N
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Real Estate Investment             A                        N                             N
Trusts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
  Warrants                           A                        N                             N
-------------------------------------------------------------------------------------------------------------

                     INVESTMENT PRACTICES

The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American  Depositary   Receipts  (ADRs),   European  Depositary
Receipts  (EDRs),  Continental  Depositary  Receipts (CDRs) and
Global Depositary Receipts (GDRs)

ADRs  are  securities,  typically  issued  by a U.S.  financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.
Credit-Enhanced Securities

Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Equity Securities

Equity  securities  include both  foreign and  domestic  common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed income  securities  include  corporate  debt  securities,
U.S.  Government   securities,   mortgage-related   securities,
tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are valued at the last quoted bid price as reported on the primary exchange or board of trade on which such options are traded.

Foreign Currency Transactions

Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see
"Forward   Foreign   Currency  and  Foreign   Currency  Futures
Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases  and sales of foreign  currencies on a spot basis are used  to  increase  current  return.  They  are  also  used  in
connection  with  both  "transaction   hedging"  and  "position
hedging."

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward   Foreign   Currency  and  Foreign   Currency   Futures
Contracts

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction
hedging"  and  "position   hedging."   See  "Foreign   Currency
Transactions."

Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Investment in foreign securities is subject to a number of special risks.

Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.


The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price.  By purchasing  futures  (assuming a "long"  position) a
Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Board reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but
expects  the  rate  of  return   available  in  the  securities
markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful  use  by  a  Fund  of  futures   contracts  on  debt
securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market.
It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index - Based Investments

Index-Based Investments, such as Standard & Poor's Depository Receipts (SPDRs), NASDAQ-100 Index Tracking Stock (NASDAQ
100s), World Equity Benchmark Shares (WEBS), and Dow Jones DIAMONDS (Diamonds), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

A  UIT  will  generally   issue   Index-Based   Investments  in
aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

Interests in  Other Business Organizations

The Growth Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and the Macro 100 Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Lending Portfolio Securities

In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Board. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the Funds, except the Rotating Markets Fund, Dividend
Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may not exceed 20% of a Fund's total assets (5% in the case of Michigan Tax-Free Fund). Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan. As a matter of non-fundamental policy, the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may each lend portfolio securities in an amount representing up to 33 1/3%
of  the  value  of  their   total   assets   and  the  loan  is
collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities.

While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Money Market Instruments

Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

      Commercial Paper and Variable Amount Master Demand Notes

      Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

      The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by S&P or P-1 or better by Moody's; or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

      Bank Obligations

      Bank  obligations  are short-term  obligations  issued by
      U.S. and foreign banks,  including bankers'  acceptances,
      certificates  of  deposit,   time  deposits  and  similar
      securities.

      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of
      which  is  insured  by  the  Federal  Deposit   Insurance
      Corporation.

      The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

      The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

      Variable Rate Demand Notes

      Variable rate demand notes (VRDNs) are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

      VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

      Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission
(SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or own more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and diversification rules as described under "Taxes" below .

Mortgage-related Securities

Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage
Corporation (FHLMC); (b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S.
Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S.
Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

      Mortgage Pass-through Securities

      Mortgage   pass-through   securities   provide   for  the
      pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

      Adjustable Rate Mortgage Securities

      Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

      ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

      Derivative Mortgage Securities

      Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

      The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

      An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

      Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

      The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

      Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security.
      Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

Those Funds that are authorized to write or purchase put and call options must cover such options.

The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher  than  anticipated  trading  activity  or order  flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

Real Estate Investment Trusts (REITs)

      REITs  are  pooled   investment   vehicles  which  invest
primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

      Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Board, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not
met).   In  general,   the  Advisor  will  require   collateral
securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2)
commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Board are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

Illiquid securities include restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Small Cap/Special Equity Situation Securities

Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

Tax-Exempt Securities

Tax-exempt  securities  are debt  obligations  the  interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes (TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation, (2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Security Futures Contracts and Options

U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S.
Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. the Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund and Macro 100 Fund, which have no such restriction on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the
"corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest
coupons  by  the  holder,   the   stripped   coupons  are  sold
separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                       INVESTMENT RISKS

There are many factors  which may affect an  investment  in the
Funds.   The  Funds'  principal  risks  are  described  in  the
Prospectus.  Additional risk factors are outlined below.

Concentration Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Currency Risk

Exchange  rates  for  currencies   fluctuate   daily.   Foreign
securities  are  normally  denominated  and  traded in  foreign currencies. As a result, the value of a Fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency  risk  and  market  risks  tends  to  make  securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, a Fund makes significant investments in securities denominated in the euro, the new single currency of the European Monetary Union
(EMU). Therefore, the exchange rate between the euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

Derivative Contracts Risk
The use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which a Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, a Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause a Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this Prospectus, such as interest rate, credit, liquidity and leverage risks.

Equity Risk

Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those
associated   with  investment  in  larger,   more   established
companies.   Small  companies  tend  to  have  limited  product
lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign  countries may have  restrictions on foreign  ownership of securities  or may impose  exchange  controls,  capital flow
restrictions   or   repatriation   restrictions   which   could
adversely affect the liquidity of a Fund's investments.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk

Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Prepayment and Call Risk

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Security-Specific Risk

Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

Special Risk Factors  Applicable  to the Ohio  Municipal  Money
Market Fund and the Ohio Tax-Exempt Fund

Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

Special Risk Factors  Applicable to the Florida  Tax-Free Money
Fund

Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.

                    INVESTMENT RESTRICTIONS

The following  investment  restrictions are fundamental and may
not  be  changed   without  a  vote  of  a   majority   of  the
outstanding Shares of a Fund.

The Money Market Fund, Ohio Municipal Money Market Fund, Florida Tax-Free Money Fund, U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Mortgage Securities Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, and Short/Intermediate Fixed Income Securities Fund may not:

      (1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

      (2) Purchase more than 10% of the voting securities of any issuer.

      (3) Invest  25% or more of the value of its total  assets
          (i) in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities and securities of other investment companies), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of the Advisor, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

      (4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

      (5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under
          Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

      (6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan
          Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

      (7) Invest   more  than  5%  of  its   total   assets  in
          securities of any issuer which, together with any predecessor, has been in operation for less than three years.

      (8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      (9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

      (10)Purchase  securities  on margin or effect short sales
          (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

      (11)Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

      (12)Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by the Advisor, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free Fund) of
          the   value   of  total   assets   and  the  loan  is
          collateralized    by   cash   or   U.S.    Government
          obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

      (13)Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

      (14)Issue senior securities.

      (15)Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment advisor or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

      (16)Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

      (17)Under normal circumstances, the Ohio Tax-Free Fund will invest its assets to that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

      (18)Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax.

      (19)Under normal circumstances, the Florida Tax-Free Money Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. If the Fund name includes the word "tax-free" the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

      (20)Under normal circumstances, the Ohio Municipal Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Except with respect to borrowing money, all percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


The Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Situs Small Cap Fund and the Macro 100
Fund:
      (1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (2) May issue senior  securities to the extent  permitted
          by  the  1940  Act,  or  the  rules  or   regulations
          thereunder, as such statute, rules or regulations may be amended from time to time.

      (3) May lend or borrow  money to the extent  permitted by
          the  1940   Act,   or  the   rules   or   regulations
          thereunder, as such statute, rules or regulations may be amended from time to time.

      (4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (5) May  underwrite  securities  to the extent  permitted
          by  the  1940  Act,  or  the  rules  or   regulations
          thereunder, as such statute, rules or regulations may be amended from time to time.

(6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

      (7) May not change its diversification status without shareholder approval as required by the 1940 Act.

The fundamental limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the Situs Small Cap Fund and the Macro 100 Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in exchange traded funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the investment company industry.

1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities  of  any  issuer  (other  than  obligations  of,  or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The  following  are  non-fundamental  policies of the indicated
Fund:

U.S. Treasury Money Market Fund*

o under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Income Equity Fund

o under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Mortgage Securities Fund

o under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

Fixed Income Securities Fund*

o     under normal  circumstances,  the Fixed Income Securities
   Fund will  invest at least 80% of the value of its  "Assets"
   (net   assets  plus  the  amount  of  any   borrowings   for
   investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o     under normal circumstances,  the Intermediate  Government
   Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in U.S. government securities.

International Equity Fund*

o     under  normal  circumstances,  the  International  Equity
   Fund will  invest at least 80% of the value of its  "Assets"
   (net   assets  plus  the  amount  of  any   borrowings   for
   investment purposes) in equity securities.

Situs Small Cap Fund*

o under normal circumstances, the Situs Small Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

Rotating Markets Fund

o under normal circumstances, the Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Mid Corp America Fund

o under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

o under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

Macro 100 Fund

o under normal circumstances, the Macro 100 Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes), in equity stocks comprising the equity market segment chosen by the Advisor.

* Except for the Rotating Markets Fund and Macro 100 Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund and Macro 100 Fund will propose the same shareholder notice on a voluntary basis.


The following investment limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, the
Situs Small Cap Fund and the Macro 100 Fund are non-fundamental policies. The Funds will not:

      (1) Invest in companies for the purpose of exercising control.

      (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

      (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted
          investments,   the  Funds  may  invest  in  companies
          which   invest  in  real   estate,   commodities   or
          commodities contracts.

      (4) Make  short  sales of  securities,  maintain  a short
          position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

      (5) Act  as  an   underwriter   of  securities  of  other
          issuers except as it may be deemed an underwriter in selling a Fund security.

Portfolio Turnover

The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended December 31, 2003 and 2002, the portfolio turnover rates for each of the following Funds were as follows: (Updated percentages to be filed by Amendment)

---------------------------------------------------------------------------
Fund                                         2003               2002
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Growth Fund                                  8%                 15%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Income Equity Fund                           85%                29%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Rotating Markets Fund(1)                     206%               102%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Dividend Capture Fund (2)                    108%               88%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
International Equity Fund                    48%                68%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Mid Corp America Fund                        29%                16%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
New Economy Fund                             83%                39%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Situs Small Cap Fund                         19%                9%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Mortgage Securities Fund                     71%                63%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Ohio Tax-Free Fund                           20%                28%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Michigan Tax-Free Fund                       17%                27%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Fixed Income Securities Fund                 73%                54%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Intermediate Government Income Fund          78%                60%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Short/Intermediate  Fixed Income  Securities 51%                58%
Fund
---------------------------------------------------------------------------

(1) The increase in this Fund's portfolio turnover rate in 2002 and 2003 is due to its rotation of investments from one index to another in accordance with its investment goal and strategies.

 (2) The increase in this Fund's portfolio turnover rate in 2003 is due to its


        WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. Each officer is elected annually. The Trust comprises 19 portfolios and the Huntington Fund Complex consists of two investment companies: the Trust with 19 portfolios and the Huntington VA Funds with 10 portfolios. Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.
(To be filed by amendment)
As of ______, 2004, the Independent Trustees and Officers as a group owned approximately 76,814 Shares (1.61%) of the Income Equity Fund's outstanding Class A Shares.

As of April __, 2004, the Independent Trustees and Officers as a group owned approximately 71,796 Shares (1.53%) of the Mid Corp America Fund's outstanding Class A Shares.

As of April __, 2004, the Independent Trustees and Officers as a group owned approximately 112,665 Shares (1.39%) of the Fixed Income Securities Fund's outstanding Class A Shares.

Independent Trustees Background and Compensation

                            Principal Occupations during the past five fiscal years,     Total Compensation
          Name                 Previous Position(s) and Other Directorships Held          From Trust and
       Birth Date                                                                        Huntington Fund
Positions Held with Trust                                                                    Complex
   Date Service Began                                                                  (past calendar year)
David S. Schoedinger*      Principal Occupation: Since 1965, Chairman of the Board,    $21,000.00
Birth Date: November 27,   Schoedinger Funeral Service.  Since 1987, CEO,
1942                       Schoedinger Financial Services, Inc.
229 East State Street      ---------------------------------------------------------
Columbus, OH               Previous Position: From 1992 to 1993, President, Board
CHAIRMAN OF THE BOARD      of Directors of National Selected Morticians (national
AND TRUSTEE                trade association for morticians).
Began serving: May 1990
                           Other Directorships Held: None

John M. Shary              Principal Occupations: Retired.                             $26,000.00
Birth Date: November 30,
1930                       Previous Positions: Member, Business Advisory Board,
3097 Walden Ravines        HIE-HEALTHCARE.COM (formerly Hublink, Inc.)
Columbus, OH               (1993-1997)(database integration software); Member,
TRUSTEE                    Business Advisory Board, Mind Leaders, Inc. (formerly
Began serving: October     DPEC - Data Processing Education Corp.) (1993-1996)
1991                       (data processing education); Member, Business Advisory
                           Board, Miratel Corporation (1993-1995)(research and
                           development firm for CADCAM); Chief Financial Officer of
                           OCLC Online Computer Library Center, Inc. (1978-1993);
                           Member, Board of Directors, Applied Information
                           Technology Research Center (1987-1990); Member, Board of
                           Directors, AIT (1987-1990) technology.

                           Other Directorships Held: None


Thomas J. Westerfield      Principal Occupations: Since April 1993, Of Counsel,        $21,000.00
Birth Date: April 19,      Cors & Bassett LLC (law firm).
1955
7724 Westwind              Other Directorships Held: None
Cincinnati, OH
TRUSTEE
Began serving: January
2001

William R. Wise            Principal Occupations: Retired.                             $21,000.00
Birth Date: October 20,    ---------------------------------------------------------
1931                       Previous Positions: Corporate Director of Financial
6833 Regency Drive,        Services and Treasurer, Children's Hospital, Columbus,
Westerville, OH            Ohio; Associate Executive Director and Treasurer,
TRUSTEE                    Children's Hospital, Columbus, Ohio (1985-1989).
Began serving: April 1991
                           Other Directorships Held: None

------------------------------------------------------------------------------------------------------------

* David S.  Schoedinger  became  Chariman of the Funds on April
30, 2003.

OFFICERS**

             Name                    Principal Occupation(s) and Previous Positions
          Birth Date
           Address
  Positions Held with Trust
------------------------------------------------------------------------------------
Daniel B. Benhase                   Principal Occupations: Executive Vice
Birth Date: November 23, 1959       President, Private Financial Group, Huntington
------------------------------      Bancshares Incorporated (June 2000 to
41 South High Street                present).
Columbus, OH
PRESIDENT                           Previous Positions: Executive Vice President
Began Serving: August 2001          of Firstar Corporation and Firstar Bank, N.A.
                                    (prior to June 2000).

Charles L. Davis, Jr.               Principal Occupations: Vice President,
Birth Date: March 23, 1960          Managing Director of Mutual Fund Services,
1001 Liberty Avenue                 Federated Services Company (October 2002 to
Pittsburgh, PA                      present); Vice President, Edgewood Services,
CHIEF EXECUTIVE OFFICER             Inc., the Funds distributor (January 2000 to
Began Serving: April 2003           present); Officer of various Funds distributed
                                    by Edgewood Services, Inc. (December 2002 to
                                    present).

                                    Previous Positions: President, Federated
                                    Clearing Services (January 2000 to October
                                    2002); Director, Business Development, Mutual
                                    Fund Services, Federated Services Company
                                    (September 1998 to December 2000).


George Polatas                      Principal Occupation: Assistant Vice
Birth Date: March 3, 1962           President, Federated Services Company; Vice
1001 Liberty Avenue                 President and Assistant Treasurer of various
Pittsburgh, PA                      funds distributed by Edgewood Services, Inc.,
VICE PRESIDENT                      the Funds' distributor (January 1997 to
Began Serving: July 2003            present).


Bryan C. Haft                       Principal Occupations: Vice President, BISYS
Birth Date: January 23, 1965        Fund Services Ohio, Inc. (June 2000 to
3435 Stelzer Road                   present).
Columbus, OH
TREASURER                           Previous Positions: Director, Client Services,
Began Serving: April 2003           BISYS Fund Services Ohio, Inc. (July 1998 to
                                    June 2000).

Ronald J. Corn                      Principal Occupation: Legal and Compliance
Birth Date: February 10, 1949       Officer, The Huntington National Bank; Chief
41 South High Street                Compliance Officer, Huntington Asset Advisors,
Columbus, OH                        Inc. (August 1994 to present).
ANTI-MONEY LAUNDERING
COMPLIANCE OFFICER
Began serving: July 2003


Victor R. Siclari                   Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17, 1961       (October 2002 to present).
1001 Liberty Avenue
Pittsburgh, PA                      Previous Positions: Sr. Corporate Counsel and
SECRETARY                           Vice President, Federated Services Company
Began Serving: August 2002          (prior to October 2002).

**    Officers do not receive any compensation from the Funds.
---------------------------------------------------------------


COMMITTEES OF THE BOARD

                                                                           Meetings Held
Board           Committee                                                  During Last
Committee        Members                  Committee Functions              Fiscal Year
Audit        David S.          The purposes of the Audit Committee are
             Schoedinger       to oversee the Trust's accounting and
             John M. Shary     financial reporting policies and
             Thomas J.         practices; to oversee the quality and
             Westerfield       objectivity of the Trust's financial
             William R. Wise   statements and the independent audit
                               thereof; to consider the selection of
                               independent public accountants for the
                               Trust and the scope of the audit; and to
                               act as a liaison between the Trust's
                               independent auditors and the full Board
                               of Trustees.
             Committee         Committee Functions                         Meetings Held
Board        Members                                                       During Last
Committee                                                                 Fiscal Year
Nominating   David S.          The purpose of the Nominating Committee
             Schoedinger       is to identify candidates to fill
             John M. Shary     vacancies on the Board of Trustees.  The
             Thomas J.         Nominating Committee will consider
             Westerfield       nominees recommended by Shareholders.
             William R. Wise   The Nominating Committee is comprised of
                               all four members of the Board of
                               Trustees.  Recommendations should be
                               submitted to the Nominating Committee in
                               care of Huntington Funds.
------------------------------------------------------------------------------------------
             Committee         Committee Functions                         Meetings Held
 Board    Members                                                       During Last
Committee                                                                  Fiscal Year
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Proxy        Ronald J. Corn    The purpose of the Proxy Review             [    ]
Review       ----------------  Committee is to monitor the
             James J.          recommendations made and votes cast by
             Gibboney, Jr.     the independent third party to assure
             Lisa J. Lynch     that votes are consistent with: (i) the
             Dennis Kelley     Advisor's fiduciary duty, (ii) the best
             Michael P. Lydon  interest of the shareholders of the
                               Funds, (iii) the guidelines published by
                               the independent third party, and (iv)
                               the Proxy Voting Policies.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Board        Committee         Committee Functions                         Meetings Held
             Members                                                       During Last
Committee                                                                 Fiscal Year
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Special      David S.          The purpose of the Special Proxy Voting     [    ]
Proxy        Schoedinger       Committee is to consider and determine
Voting       John M. Shary     how to vote on behalf of the Trust with
             Thomas J.         respect to specific votes referred by
             Westerfield       the Trust's Advisor.
             William R. Wise
------------------------------------------------------------------------------------------

---------------------------------------------------------------
BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON
FAMILY OF INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2003


----------------------------------------------------------------------------------------
            (1)                         (2)                          (3)

                                                          Aggregate Dollar Range of
                                                           Equity Securities in All
                                                       Registered Investment Companies
                                                          Overseen by Trustee in the
                              Dollar Range of Shares   Huntington Family of Investment
      Name of Trustee                  Owned                      Companies
                              in The Huntington Funds
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
David S. Schoedinger
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Money Market Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mid Corp America Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Situs Small Cap Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mortgage Securities Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
John M. Shary
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Income Equity Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Thomas J. Westerfield
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Money Market Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Growth Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Income Equity Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Rotating Markets Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Dividend Capture Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mid Corp America Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   New Economy Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mortgage Securities Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Fixed Income
   Securities Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Intermediate Government
   Income Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
William R. Wise
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Growth Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Income Equity Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Mid Corp America Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Ohio Tax-Free Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   Fixed Income
   Securities Fund
----------------------------------------------------------------------------------------

(1) The "Huntington Family of Investment Companies" refers to both the Trust and Huntington VA Funds, as both the Trust and Huntington VA Funds are held out to investors as related entities for investor or investment purposes


Investment Advisor

On May 12, 2001, Huntington Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of Huntington Bank. Huntington Asset Advisors, Inc. has replaced Huntington Bank as the investment advisor to the the Trust. Following the reorganization, the management and investment advisory personnel of Huntington Bank that provided investment management services to the Trust will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by Huntington Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

Huntington  Bank is an  indirect,  wholly-owned  subsidiary  of
Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $30 billion in assets as of December
31, 2003, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

Under the investment advisory agreements between the Trust and Huntington (Investment Advisory Agreements), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Board may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Board may, from time to time, establish.

Depending on the size of the Fund, fees payable under the Investment Advisory Agreements may be higher than the advisory fee paid by most mutual funds, although the Board believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment
Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Board or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The
Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Board or the shareholders of the Fund, and, in either case, by a majority of the Board who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on Investment A
Shares or Investment B Shares of the Funds.

Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract


The investment advisory agreement (Agreement) with Huntington Asset Advisors, Inc. was formally considered by the Board at meetings held on July 31, 2002, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Board, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the
Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Huntington Asset Advisors, Inc. with respect to each portfolio in the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper, Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Advisor with respect to each Fund.

As disclosed elsewhere in this SAI, Huntington Asset Advisors, Inc. has soft dollar arrangements by which brokers provide research to Huntington Asset Advisors, Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Huntington Asset Advisors, Inc. such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington Bank. Also considered was the business reputation and financial resources of Huntington Asset Advisors, Inc. and its ultimate corporate parent, HBI.

Based on its review, the Board approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Huntington Asset Advisors, Inc.'s services and expenses and such matters as the Board considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.


Sub-Advisors

The Advisor has delegated daily management of the Macro 100 Fund's assets to a Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), which is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. As of December 31, 2003, Laffer Investments had assets under management of approximately $210 million.

Effective May 1, 2001, the Florida Tax-Free Money Fund no longer has a sub-advisor. Prior to May 1, 2000, the sub-advisor for the Florida Tax-Free Money Fund was Countrywide Investments, Inc. ("Countrywide"), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. ("Fort Washington"). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, OH 45202, served as sub-advisor to the Florida Tax-Free Money Fund.

For the period ended April 30, 2001, the Advisor paid sub-advisory fees of $75,771 to Fort Washington. For the fiscal year ended 2000, the Advisor paid sub-advisory fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively.

Effective December 31, 2001, the International Equity Fund no longer has a sub-advisor. Prior to December 31, 2001, the sub-advisor for the International Equity Fund was Federated Global Investment Management Corp. ("FGIM"). From May 1, 2001 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038, served as sub-advisor to the Fund. The Fund is now managed by the Advisor.

For the fiscal year ended 2001, the Advisor paid sub-advisory fees of $114,176 to FGIM.

Approval of Sub-Advisory Contract
A form of the sub-advisory agreement ("Agreement") with Laffer Investments and the Advisor was formally considered by the Board at a meeting held on February 11, 2004, which included detailed discussions held outside the presence of fund management and the Advisor's and Sub-Advisor's personnel. In conducting its review, the Board, all of whom are Independent Trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services to be provided to the Trust under the Agreement; (2) the Sub-Advisor's investment advisory experience, (3) expenses under the Agreement, and
(4) information comparing the Macro 100 Fund's expenses to that of other comparable mutual funds. The Board further reviewed staffing information about the Sub-Advisor and the investment processes to employed by the Sub-Advisor with respect to the Macro 100 Fund.

The Board considered the business reputation of the Sub-Advisor. Based on its review, the Board approved the form of Sub-Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of the Sub-Advisor's services and expenses and such matters as the Board considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Glass-Steagall Act

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited
by,  applicable  federal  banking  law  and  regulations.   The
Advisor and the Sub-Advisor believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the
Sub-Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisor, the Board of the Trust would review the Trust's relationship with the Advisor and the Sub-Advisor and consider taking all action necessary in the circumstances.

Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any Customer.


Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Advisor authority to vote proxies on the securities held in the Funds' portfolios. The
Advisor's proxy voting policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

 It is the policy of the Advisor to vote proxies in the best interest of the shareholders of the Huntington Funds and the Huntington VA Funds (the "Funds"). The Advisor will employ an independent third party (currently Institutional Shareholder Service ("ISS")) to (i) research all proxies for which the Advisor has authority to vote, (ii) to recommend a vote according to the guidelines published by the independent third party and according the these Policies, and (iii) to cast a vote consistent with the recommendation of the independent third party, unless the Special Proxy Voting Committee overrides the recommendation of the independent third party.

The President of the Advisor will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with: (i) the Advisor fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer, to the Special Proxy Voting Committee, any proxy vote that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

The following is a summary of the pre-determined proxy voting guidelines adopted by ISS. The Advisor has adopted these guidelines to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o     Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

o Attend less than 75 percent of the board and committee meetings without a valid excuse
o Implement or renew a dead-hand or modified dead-hand poison pill
o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Failed to act on takeover offers where the majority of the shareholders tendered their shares
o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.
Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.
Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:
o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o Committee chairpersons nominated by the independent directors
o CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:
o Long-term financial performance of the target company relative to its industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. When voting in favor of the dissidents, we will also vote for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows:
In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder
Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged
Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate
Merger or Acquisition
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
o Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.
Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt anti-greenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o It is intended for financing purposes with minimal or no dilution to current Shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

The ISS model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:
o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals
(OBRA-Related
Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:
o Whether the proposal mandates that all awards be performance-based
o Whether the proposal extends beyond executive awards to those of lower-ranking employees
o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:
o The parachute should be less attractive than an ongoing employment opportunity with the firm
o The triggering mechanism should be beyond the control of management
o The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety
   B.

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products)
o The availability and feasibility of alternatives to animal testing to ensure product safety, and
o The degree that competitors are using animal-free testing.
Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
o The company has already published a set of animal welfare standards and monitors compliance
o The company's standards are comparable to or better than those of peer firms, and
o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
o Whether the proposal focuses on a specific drug and region
o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
o Whether the company already limits price increases of its products
o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote CASE-BY-CASE on proposals to label genetically modified
(GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o The nature of the company's business and the proportion of it affected by the Proposal
o The proportion of company sales in markets requiring labeling or GMO-free products
o     The extent that peer companies label or have eliminated
      GMOs
o Competitive benefits, such as expected increases in consumer demand for the company's products
o The risks of misleading consumers without federally mandated, standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.
Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.
Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products
o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs
o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United
States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
o Whether the company has adequately disclosed the financial risks of its sub-prime business
o Whether the company has been subject to violations of lending laws or serious lending controversies
o Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
Second-hand smoke:
o Whether the company complies with all local ordinances and regulations
o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
o Whether the company has gone as far as peers in restricting advertising
o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
o Whether restrictions on marketing to youth extend to foreign countries
Cease production of tobacco-related products or avoid selling products to tobacco companies:
o     The percentage of the company's business affected
o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals seeking stronger product warnings.
Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

   C. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o Whether there are publicly available environmental impact reports;
o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
o The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
o Environmentally conscious practices of peer companies, including endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o The company's level of disclosure lags that of its competitors, or
o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
o The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
o The nature of the company's business and the percentage affected
o The extent that peer companies are switching from fossil fuels to cleaner sources
o The timetable and specific action prescribed by the proposal
o     The costs of implementation
o The company's initiatives to address climate change Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

   D. General Corporate Issues

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o The degree that social performance is already included in the company's pay structure and disclosed
o The degree that social performance is used by peer companies in setting pay
o Violations or complaints filed against the company relating to the particular social performance measure
o Artificial limits sought by the proposal, such as freezing or capping executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
o The company is in compliance with laws governing corporate political activities, and
o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.
Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

   E. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o There are serious controversies surrounding the company's China operations, and
o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o Agreements with foreign suppliers to meet certain workplace standards
o Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o Whether the company has been recently involved in significant labor and human rights controversies or violations
o     Peer company standards and practices
o Union presence in company's international factories Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
o The company does not operate in countries with significant human rights violations
o The company has no recent human rights controversies or violations, or
o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o     Company compliance with or violations of the Fair
      Employment Act of 1989
o Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride
      Principles
o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

   F. Military Business

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets.
Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:
o Whether the company has in the past manufactured landmine components
o Whether the company's peers have renounced future production
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
o What weapons classifications the proponent views as cluster bombs
o Whether the company currently or in the past has manufactured cluster bombs or their components
o The percentage of revenue derived from cluster bomb manufacture
o Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's involvement in space-based weaponization unless:
o     The information is already publicly available or
o The disclosures sought could compromise proprietary information.

   G. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o The board composition is reasonably inclusive in relation to companies of similar size and business or
o The board already reports on its nominating procedures and diversity initiatives.
Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:
o The company has well-documented equal opportunity programs
o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
o The composition of senior management and the board is fairly inclusive
o The company has well-documented programs addressing diversity initiatives and leadership development
o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:
o Whether the company's EEO policy is already in compliance with federal, state and local laws
o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees
o The industry norm for including sexual orientation in EEO statements
o Existing policies in place to prevent workplace discrimination based on sexual orientation
Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.
Votes should be withheld from directors who:
o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
o Ignore a shareholder proposal that is approved by a majority of shares outstanding
o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
o Are interested directors and sit on the audit or nominating committee, or
o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the Investment Company Act of 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals to change a fundamental restriction to a non-fundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to Non-fundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes on changes in a fund's sub-classification should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
o Removal of shareholder approval requirement for amendments to the new declaration of trust
o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
o Removal of shareholder approval requirement to engage in and terminate sub-advisory arrangements
o Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors
Without Shareholder Approval
Vote AGAINST proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o Fees charged to comparably sized funds with similar objectives
o The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership
Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o The performance of other funds under the advisor's management.

V. Recordkeeping

In accordance with Rule 204-2, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC's EDGAR system (instead of keeping its own copies), and may rely on proxy statements and records of its votes cast that are maintained with an independent third party such as ISS, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds' best interest and are not affected by the Advisor's conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party's pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. For proxy votes for which the Advisor overrides the recommendation of the independent third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

Portfolio Transactions

The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular banking operations, the Advisor may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Advisor. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.
There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Board may adopt from time to time.

On December 31, 2003, certain Funds owned securities of the following regular broker/dealers:
(To be filed by amendment)

----------------------------------------------------------------------------
Fund                                     Security                  Holdings
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Growth Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Growth Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Dividend Capture Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
International Equity Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mid Corp America Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Fixed Income Securities Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Fixed Income Securities Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Fixed Income Securities Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Short/Intermediate Fixed Income
Securities Fund
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Short/Intermediate Fixed Income
Securities Fund
----------------------------------------------------------------------------

Code of Ethics

Each of the Trust, the Advisor, Sub-Advisor and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Funds.
Federated provides these at the following annual rate:

        -----------------------------------------------------
             Maximum          Average Aggregate Daily Net
        Administrative Fee        Assets of the Funds
        -----------------------------------------------------
        -----------------------------------------------------
            .075 of 1%       on the first 4 billion
        -----------------------------------------------------
        -----------------------------------------------------
            .07 of 1%        on the next $3 billion
        -----------------------------------------------------
        -----------------------------------------------------
            .065 of 1%       on assets in excess of $7
                             billion
        -----------------------------------------------------

The administrative fee received during any fiscal year shall be at least $50,000 per Fund.


Sub-Administrator

Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

          ----------------------------------------------------
               Maximum       Average Daily Net Assets of the
          Sub-Administrative              Funds
                 Fee
          ----------------------------------------------------
          ----------------------------------------------------
                .060%         on the first $4 billion
          ----------------------------------------------------
          ----------------------------------------------------
                .055%         on the next $3 billion
          ----------------------------------------------------
          ----------------------------------------------------
                .050%         on   assets  in  excess  of  $7
                              billion
          ----------------------------------------------------

Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to December 1, 2001) of any Fund having more than one class of Shares.

Administrative Services Agreement

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to, (i) establishing and maintaining shareholder accounts and records pertaining to such accounts;
(ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the
Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank;
(iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust;
(viii)   where   required   by  law,   forwarding   shareholder
communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund.
The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

Expenses

The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of the Board who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing Prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders and Board reports and meetings and any extraordinary expenses.

Distributor

The Fund's Distributor, Edgewood Services Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which the Distributor receives fees from the Funds and, in turn, the Distributor may pay brokers, dealers and other financial institutions in connection with the sale and distribution (and the advancing and financing of commission payments to financial institutions with respect to the sale) of Investment A Shares and Investment B Shares. The Distributor may advance commissions to financial institutions on the sale of certain Investment A Shares and Investment B Shares, and may vary the commission amounts paid to different financial institutions. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to
Investment A Shares and/or Investment B Shares. Separately, the Funds and the Distributor are authorized under the Distributor's Contract to pay financial institutions, including Huntington Bank and its affiliates, a fee for shareholder services at the annual rate of 0.25% of the average daily net assets of Investment A Shares, Investment B Shares and Trust Shares.

Payments made under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the
Independent  Trustee,  or  by a  vote  of  a  majority  of  the outstanding  Investment  A Shares or  Investment  B Shares  (as
applicable) of that Fund. The Distribution Plan may be amended by vote of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the shareholders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Board will review on a quarterly and annual basis written reports of the amounts received and expended
under  the  Distribution   Plan  (including   amounts  paid  to
brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made."

The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Board, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Board of Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.
(Updated Fees to be filed by amendment)

For the fiscal year ended December 31, 2003, the Funds named below paid the following fees pursuant to the Distribution
Plan for Investment A and Investment B Shares:

--------------------------------------------------------------------------------------------------------------
-----------------   Money Market Fund     Ohio Municipal Money    Florida Tax-Free     U.S. Treasury Money
Fees Paid for                                 Market Fund            Money Fund            Market Fund
the fiscal year
ended December
31, 2002
--------------------------------------------------------------------------------------------------------------
                   Class A    Class B           Class A                Class A               Class A
                                                                                     -------------------------
--------------------------------------------------------------------------------------------------------------
-----------------  $699,143     $96             $269,940               $14,706               $95,987
12b-1 Fees Paid   $(438,330)   $(55)           $(188,214)             $(13,407)             $(55,266)
(12b-1 Fees
Waived)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
-----------------      Growth Fund         Income Equity Fund     Rotating Markets    Dividend Capture Fund
Fees Paid for                                                           Fund
the fiscal year
ended December
31, 2002
--------------------------------------------------------------------------------------------------------------
                  ----------  Class B     Class A     Class B          Class A         Class A     Class B
                   Class A
--------------------------------------------------------------------------------------------------------------
-----------------  $25,142    $29,627     $6,333      $37,368          $2,373          $17,770     $63,201
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
----------------- International Equity  Mid Corp America Fund    New Economy Fund      Situs Small Cap Fund
Fees Paid for             Fund
the fiscal year
ended December
31, 2002
--------------------------------------------------------------------------------------------------------------
                  ---------   Class B     Class A    Class B     Class A    Class B    Class A     Class B
                   Class A
--------------------------------------------------------------------------------------------------------------
-----------------  $1,166     $1,792      $4,726     $30,163     $1,782     $9,348      $469        $1,940
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
-----------------  Mortgage Securities    Ohio Tax-Free Fund     Michigan Tax-Free   Fixed Income Securities
Fees Paid for             Fund                                         Fund                    Fund
the fiscal year
ended December
31, 2002
--------------------------------------------------------------------------------------------------------------
                  ---------   Class B     Class A    Class B     Class A    Class B    Class A     Class B
                   Class A
--------------------------------------------------------------------------------------------------------------
-----------------  $5,908      $654       $12,294     $5,232     $14,968    $1,787     $5,070      $20,774
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
---------------------------------------------------  Intermediate Government Income     Short/Intermediate
Fees Paid for the fiscal year ended December 31,                  Fund               Fixed Income Securities
2002                                                                                           Fund
--------------------------------------------------------------------------------------------------------------
                                                    ----------        Class B          Class A     Class B
                                                     Class A
--------------------------------------------------------------------------------------------------------------
---------------------------------------------------  $21,095          $2,006           $13,679       N/A
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------

Custodian

For each of the Funds, except the International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Sub-Custodian

State  Street  Bank and Trust  Company,  whose  address  is Two
Heritage Drive, Quincy, Massachusetts 02171, serves as the custodian for the International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

Unified Fund  Services,  Inc.,  whose  address is P.O. Box 6110
Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

KPMG LLP,  whose  address  is 191 W.  Nationwide  Blvd.,  Suite
500, Columbus, OH 43215, serves as the independent certified public accountants for the Trust.

Legal Counsel

Ropes & Gray, One Franklin Square,  1301 K Street,  N.W., Suite
800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

   FEES PAID BY THE FUNDS FOR SERVICES* (Updated Fees to be
                      Filed by Amendment)

---------------------------------------------------------------------------------------------------------
                                                      Ohio Municipal
                       Money Market Fund            Money Market Fund        Florida Tax-Free Money Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002     2001     2003       2002       2001     2003      2002     2001
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $2,085,173$2,488,300$2,825,5$513,449  $610,811    $660,554 $82,013   $91,429   $203,148
Advisory Fee       $0       $0        $0       $0       $0          $0       $0        $0        $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $550,553  $675,608  $1,448,5$128,362  $150,353    $307,240 $20,503   $22,857   $94,584
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$440,431                    $102,687                       $16,402
Fee Paid                    $540,479  N/A               $124,510    N/A                $18,285   N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $340,768                    $88,780                        $25,099
Accounting Fee              $421,268  $57,100           $99,392     $12,108            $24,090   $3,475
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $0        $0                $0          $0                 $0        $0
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                         U.S. Treasury
                       Money Market Fund               Growth Fund               Income Equity Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002     2001     2003       2002       2001     2003      2002     2001
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $1,156,917$1,143,949$987,951$1,340,304$1,339,570  $1,606,49$1,172,802$1,207,330$1,323,474
Advisory Fee      $0        $0        $0      $0        $0          $0       $0        $0        $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $433,841  $428,975  $689,414$167,537  $167,446    $373,735 $146,600  $150,916  $307,870
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$347,064                    $134,027                       $117,277
Fee Paid                    $343,174  N/A               $133,955    N/A                $102,731  N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $259,675                    $116,317                       $104,655
Accounting Fee              $251,484  $27,036           $116,478    $14,630            $104,996  $11,030
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $0        $0                $113,295    $99,918            $210,678  $313,007
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------

                     Rotating Markets Fund        Dividend Capture Fund       International Equity Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002    2001(1)   2003       2002     2001(2)    2003      2002    2001(2)
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $86,817   $66,902   $16,436 $371,214  $192,579    $85,488  $631,826$0$385,115  $174,904
Advisory Fee      $0        $0        $0      $0        $0          $0                 $0        $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $13,023   $10,035   $4,579  $37,122   $19,258     $15,875  $47,387   $28,884   $24,343
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$10,418                     $29,697                        $37,909
Fee Paid                    $8,028    N/A               $15,406     N/A                $23,106   N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $18,728                     $44,408                        $49,336
Accounting Fee              $15,027   $997              $32,822     $2,582             $33,322   $2,649
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $21,508(3)$2,100            $106,995(3) $72,087            $197,657(3$127,241
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                     Mid Corp America Fund           New Economy Fund           Situs Small Cap Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002    2001(2)   2003       2002     2001(2)    2003     2002(4)   2001
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $843,098  $595,110  $221,310$269,123  $163,631    $53,721  $159,033  $21,049   N/A
Advisory Fee      $0        $0        $0      $0        $6,793      $0                 $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $84,310   $59,511   $41,085 $23,746   $14,374     $9,982   $15,903   $2,105    N/A
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$67,446                     $18,996                        $12,722
Fee Paid                    $47,608   N/A               $11,499     N/A                $1,684    N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $75,639                     $40,919                        $29,520
Accounting Fee              $59,225   $3,892            $32,055     $2,133             $6,907    N/A
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $115,639(3$69,074           $35,754(3)  $18,041            $36,488   N/A
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

                   Mortgage Securities Fund         Ohio Tax-Free Fund         Michigan Tax-Free Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002     2001     2003       2002       2001     2003      2002     2001
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $243,875  $209,275  $173,263$298,539$0$236,681    $244,148 $137,895  $107,968  $109,677
Advisory Fee      $0        $0        $0                $0          $0       $0        $0        $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $36,581   $31,391   $48,358 $44,781   $35,502     $68,166  $20,684   $16,195   $30,617
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$29,264                     $35,824                        $16,547
Fee Paid                    $25,113   N/A               $28,401     N/A                $12,956   N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $41,283                     $60,076                        $38,845
Accounting Fee              $27,337   $2,631            $38,827     $2,176             $12,649   $1,567
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $13,750   $16,990           $0          $0                 $0        $0
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                 Intermediate Government      Short/Intermediate Fixed
                    Fixed Income Securities            Income Fund             Income Securities Fund
                             Fund
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                  For the fiscal years ended    For the fiscal years ended   For the fiscal years ended
                         December 31,                  December 31,                 December 31,
                  ---------------------------------------------------------------------------------------
                  ---------------------------------------------------------------------------------------
                    2003      2002     2001     2003       2002       2001     2003      2002     2001
---------------------------------------------------------------------------------------------------------
Advisory Fee Paid $809,427  $746,784  $767,479$461,580$0$375,018    $372,219 $730,746$0$577,920  $564,733
Advisory Fee      $0        $0        $0                $0          $0                 $0        $0
Waived
------------------
---------------------------------------------------------------------------------------------------------
Administrative    $121,415  $112,018  $214,249$69,237   $56,253     $103,919 $109,612  $86,691   $157,646
Fee Paid
------------------
---------------------------------------------------------------------------------------------------------
Sub-Administrative$97,129                     $55,388                        $87,688
Fee Paid                    $89,613   N/A               $45,002     N/A                $69,347   N/A
------------------
---------------------------------------------------------------------------------------------------------
Portfolio         $99,943                     $61,278                        $78,676
Accounting Fee              $91,249   $7,034            $40,696     $2,936             $58,806   $4,524
Paid
------------------
---------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid            $0        $0                $0          $0                 $0        $0
---------------------------------------------------------------------------------------------------------

* Since May 1, 2002, Huntington Bank has subcontracted with BISYS Fund Services Ohio, Inc. for fund accounting services. From December 1, 2001 to May 1, 2002, State Street Bank and Trust Company provided sub-fund accounting services. Prior to December 1, 2001, SEI Investments Mutual Fund Services provided sub-fund accounting services. Prior to December 1, 2001, Huntington Bank was administrator for the Trust, and SEI Investments Mutual Fund Services was sub-administrator.

(1)   Fund commenced operations on May 1, 2001.
(2)   Fund commenced operations on March 1, 2001.
(3) The brokerage commissions paid on these Funds increased in 2002 as a direct result of an increase in assets in the portfolios.
(4)   Fund commenced operations on September 30, 2002.



Principal Holders of Securities

Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. Huntington is a wholly owne d subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of HBI, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.

     5% OR MORE OWNERS AS OF APRIL 1, 2003 (To be Filed by
                          Amendment)

-------------------------------------------------------------------------------
          Fund            Shareholder Name    Shares Owned     Percentage Owned
                                   Address
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      Dividend Capture -
          Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      Dividend Capture -
          Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
      Dividend Capture -
            Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Fixed Income Securities
   Fund - Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fixed Income  Securities
Fund - Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Fixed Income Securities
     Fund - Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Florida  Tax-Free  Money
Fund - Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Florida  Tax-Free  Money
Fund - Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth  Fund -  Class  A
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth  Fund -  Class  B
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Growth   Fund  -   Trust
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Income   Equity  Fund  -
Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Income   Equity  Fund  -
Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Income   Equity  Fund  -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate  Government
Income  Fund -  Class  A
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Intermediate  Government
Income   Fund  -   Trust
Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International     Equity
Fund - Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International     Equity
Fund - Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
International     Equity
Fund - Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Michigan  Tax-Free  Fund
- Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Michigan  Tax-Free  Fund
- Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mid Corp  America Fund -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mid Corp  America Fund -
Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mid Corp  America Fund -
Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Money   Market   Fund  -
Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Money   Market   Fund  -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Money   Market   Fund  -
Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Money  Market  Fund -
Interfund Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage   Securities
Fund - Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Mortgage   Securities
Fund - Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
New  Economy  Fund  -
Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
New  Economy  Fund  -
Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
New  Economy  Fund  -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ohio Municipal  Money
Market  Fund -  Class
A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ohio  Tax-Free Fund -
Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ohio  Tax-Free Fund -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rotating  Index  Fund
- Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Rotating  Index  Fund
- Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Short/Intermediate
Fixed Income
Securities Fund -
Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Situs  Small Cap Fund
- Class A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Situs  Small Cap Fund
- Class B Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Situs  Small Cap Fund
- Trust Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S.  Treasury  Money
Market  Fund -  Class
A Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S.  Treasury  Money
Market  Fund -  Trust
Shares
-------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


                      SHAREHOLDER RIGHTS

The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Board has established four classes of Shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund
Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Rotating Markets Fund) and the Money Market Fund offer Investment B Shares.
Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Board, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Board determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or (ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of shareholders for the purpose of electing Board members except that (i) the Trust is required to hold a shareholders' meeting for the election of the Board at such time as less than a majority of the Board holding office have been elected by shareholders and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the Board holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Board members may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Board may continue to hold office and may appoint successor Trustees.

Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High
Street, Columbus, OH 43287.

Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High
Street, Columbus, OH 43287.

Shareholder  inquiries  regarding  Trust  Shares  or  Interfund
Shares  should  be  directed  to  Huntington,   41  South  High
Street, Columbus, OH 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A Shares  and  Investment  B Shares  of each of the
Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington
Personal Banker.

Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.


Other Purchase Information

Purchases of all classes of Shares are made at NAV, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional
Shares and have dividends reinvested.

Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Sales Charge Reductions (Investment A Shares). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.


Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the shareholder redeems Investment A Shares and utilizes the reinstatement privilege, there may be tax consequences.


Other Exchange Information

Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

Unless   otherwise   specified   in   writing,   the   existing
registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

Redemptions  of all  classes  of Shares  are made at NAV,  less
(for Investment B Shares only) any applicable contingent deferred sales charge (CDSC). If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o The Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE

NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Board have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Board, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Board will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Board in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Board will meet to determine what action to take) or (ii) the Board reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Board determines that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

"NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

"REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories;
(ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the
Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

"RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED  SECURITIES"  are any  securities  that are not  Rated
Securities.

"DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

"UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or
(iv) certain government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

Each of the Funds relies on one or more pricing services authorized by the Board (Authorized Pricing Services) to value its securities in calculating NAV. Each of the Funds values its securities in calculating NAV as follows. Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. Fixed Income, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

U.S.  government  securities  held by the  Mortgage  Securities
Fund are valued at the mean  between the  over-the-counter  bid
and  asked  prices  as  furnished  by  an  Authorized   Pricing
Service.

Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost.
Investments in other open-end investment companies are valued at NAV.

For securities which cannot be priced by an Authorized Pricing Service, the Board has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price.

If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the  investment  and  to the  nature  of  the  restrictions  on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV of the Fund's Shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

The proceeds received by each Fund for each issue or sale of its Shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a Share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                  TAXES

Federal Income Taxation

It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

      (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the
          Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

      (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the
Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of
Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service  recently  revised its  regulations  affecting  the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning.
Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.


State Taxation

Florida.   Florida   does  not   impose   an   income   tax  on
individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment  company  under  the  Code  and  complies  with  the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive
Section 103 interest income from Florida Tax-Free Money Fund distributions. While Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida AMT). Consequently, the portion of the Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida AMT) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

Provided that on January 1 of a given year at least 90% of the NAV of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, Shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund Shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

Shareholders   of  the  Florida   Tax-Free  Money  Fund  should
consult their tax advisors about other state and local tax consequences of their investments in the Florida Tax-Free
Money Fund.

Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in
Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

Ohio.  Under  current  Ohio law,  individuals  and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                  DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern
Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per
Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Board has authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Board may endeavor to restore a Fund's NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Board would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.


                    PERFORMANCE INFORMATION

From time to time the Trust may  advertise the  performance  of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio
Municipal  Money  Market  Fund and the Florida  Tax-Free  Money
Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective yield for each class of Shares of a Fund represents a compounding of the base period return by adding
1, raising the sum to a power equal to 365/7,  and  subtracting
1 from the result, according to the following formula:

     Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.
(Updated yields to be filed by amendment)

Based on the  seven-day  period  ended  December  31, 2003 (the
"base  period"),  the  yield and  effective  yield of the Trust
Shares of each of the Money Market Funds were as follows:

      Fund-Trust Shares                            YieldEffective Yield

      Money Market Fund.......................
      Ohio Municipal Money Market Fund........
      Florida Tax-Free Money Fund.............
      U.S. Treasury Money Market Fund.........


Based on the  seven-day  period  ended  December  31, 2003 (the
"base   period"),   the  yield  and  effective   yield  of  the
Investment  A,  B and  Interfund  Shares  of the  Money  Market
Funds listed below were as follows:

      Fund-Investment A Shares                      YieldEffective Yield

      Money Market Fund.......................
      Ohio Municipal Money Market Fund........
      Florida Tax-Free Money Fund.............
      U.S. Treasury Money Market Fund.........



      Money Market B Shares                         YieldEffective Yield

      Money Market B Shares...................

      Money Market Interfund Shares                 YieldEffective Yield

      Money Market Interfund Shares...........

The   tax-equivalent   yield  for  Trust  Shares  of  the  Ohio
Municipal  Money  Market Fund for the  seven-day  period  ended
December 31, 2003, was 1.13% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for  Investment A Shares of the Ohio
Municipal  Money  Market Fund for the  seven-day  period  ended
December 31, 2003, was 0.68% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield  for  Trust  Shares  of the  Florida
Tax-Free  Money Fund for the  seven-day  period ended  December
31, 2003, was 0.76% (assuming a 39.6% federal income tax bracket).

The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended
December 31, 2003, was 0.40% (assuming a 39.6% federal income tax bracket).

Other Funds

Generally,  the Equity and Income Funds will advertise  average annual total returns.  In addition,  the Ohio Tax-Free Fund and
the   Michigan   Tax-Free   Fund   may   advertise   thirty-day
tax-equivalent yields.

                                  ERV 1
                    Average Annual Return = ( ) n - 1
                                    P

In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of
$1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

                                  a - b
                     Yield = 2[ (      +1 ) (6) +1]
                                   cd

Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2003, were as follows: (Updated average annual returns to be Filed by Amendment)

                                 Fiscal    Five Years  Ten Years Ended   Inception through
                               Year Ended     Ended       12/31/2003        12/31/2003
Fund Investment A Shares       12/31/2003  12/31/2003
---------------------------------------------------------------------------------------------
Growth Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Income Equity Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Rotating Markets Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Dividend Capture Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
International Equity Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Mid Corp America Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
New Economy Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Situs Small Cap Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Mortgage Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Ohio Tax-Free Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Michigan Tax-Free Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Fixed Income Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares


Intermediate Government
Income Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes
  After Taxes on Distributions
  After        Taxes        on
  Distributions  and  Sale  of
  Shares

(1)   Since May 1, 1991
(2) Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.
(3)   Since May 1, 2001
(4)   Since March 1, 2001
(5)   The Fund  commenced  operations  on  September  30, 2002.
      Cumulative returns are shown as of 12/31/02.
(6)   Since June 2, 1992
(7)   Performance  shown  includes the  applicable  predecessor
      FMB Fund, effective April 13, 1998. Performance shown since inception date of December 2, 1991.
(8)   Performance  shown  represents  performance  of the Trust
      Shares (adjusted to reflect expenses associated with Investment A Shares).


                             Fiscal     Five Years     Ten Years    Inception through
                           Year Ended      Ended         Ended         12/31/2002
Fund Investment B Shares   12/31/2002   12/31/2002    12/31/2002
---------------------------------------------------------------------------------------
Growth Fund+
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Income Equity Fund +
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Dividend Capture Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares

International Equity Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Mid Corp America Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
New Economy Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Situs Small Cap Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Mortgage Securities Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Ohio Tax-Free Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Michigan Tax-Free Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Fixed  Income   Securities
Fund+
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares
Intermediate Government
Income Fund
  Before Taxes
  After      Taxes      on
  Distributions
  After      Taxes      on
  Distributions  and  Sale
  of Shares


(1)   Since May 1, 1991
(2)   Since July 3, 1989
(3)   Since March 1, 2001
 (5)  Prior to May 1, 2000 (the  inception  date for Investment
B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

+ Prior to May 1, 2000 (the  inception  date for  Investment  B
Shares  of  the  Growth,   Income   Equity  and  Fixed   Income
Securities   Funds),   performance   for  Investment  B  Shares
includes the  performance of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2002, were as follows:

                         Fiscal     Five       Ten Years  Inception
                         Year       Years      Ended      through
Fund Trust Shares        Ended      Ended      12/31/2002 12/31/2002
                         12/31/2002 12/31/2002
---------------------------------------------------------------------
---------------------------------------------------------------------
Growth Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Income Equity Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Rotating Markets Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Dividend Capture Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
International     Equity
Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares


                         Fiscal     Five       Ten Years  Inception
                         Year       Years      Ended      through
Fund Trust Shares        Ended      Ended      12/31/2002 12/31/2002
                         12/31/2002 12/31/2002
---------------------------------------------------------------------
Mid Corp America Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
New Economy Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Situs Small Cap Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Mortgage Securities Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Ohio Tax-Free Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Michigan Tax-Free Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Fixed Income Securities
Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares
Intermediate Government
Income Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares



                         Fiscal     Five       Ten Years  Inception
                         Year       Years      Ended      through
Fund Trust Shares        Ended      Ended      12/31/2002 12/31/2002
                         12/31/2002 12/31/2002
---------------------------------------------------------------------
Short/Intermediate
Fixed Income Securities
Fund
  Before Taxes
  After     Taxes     on
  Distributions
  After     Taxes     on
  Distributions      and
  Sale of Shares

(1)   Since July 3, 1989
(2)   Since May 1, 2001
(3)   Since March 1, 2001
(4)   The Fund  commenced  operations  on  September  30, 2002.
      Cumulative returns are shown as of 12/31/02.
 (5)  Since June 2, 1992
(6)   Since October 18, 1988
(7)   Performance  shown  includes the  applicable  predecessor
      FMB Fund, effective March 13, 1998. Performance shown since inception date of December 2, 1991.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December
31, 2003, was ___% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield  for  Investment  A  Shares  of  the
Michigan   Tax-Free  Fund  for  the  thirty-day   period  ended
December 31, 2003, was __% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The  tax-equivalent  yield  for the  Trust  Shares  of the Ohio
Tax-Free Fund for the thirty-day period ended December 31, 2003, was % (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for the Trust Shares of the Michigan
Tax-Free Fund for the thirty-day period ended December 31, 2003, was % (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                    Tax-Equivalency Tables

The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.


                     TAX EQUIVALENCY TABLE

               TAXABLE YIELD EQUIVALENT FOR 2003
                         STATE OF OHIO

---------------     ----------        ----------------    -------------       --------------      -------------    -------------
TAX BRACKET:
FEDERAL                10.00%                  15.00%           27.00%               30.00%             35.00%           38.60%

---------------     ----------        ----------------    -------------       --------------      -------------    -------------
---------------     ----------        ----------------    -------------       --------------      -------------    -------------
COMBINED
FEDERAL &             12.972%                 19.457%          32.201%              36.900%            42.500%          46.100%
STATE

---------------     ----------        ----------------    -------------       --------------      -------------    -------------
---------------     ----------        ----------------    -------------       --------------      -------------    -------------
SINGLE                     $0        -         $6,001    -     $28,401       -      $68,801      -    $143,501    -        OVER
RETURN:                $6,000                 $28,400          $68,800             $143,500           $311,950         $311,950

                    ----------        ----------------    -------------       --------------      -------------    -------------
---------------
  TAX-EXEMPT
    YIELD                                                  TAXABLE YIELD EQUIVALENT

---------------     ----------        ----------------    -------------       --------------      -------------    -------------
---------------     ----------        ----------------    -------------       --------------      -------------    -------------
         0.50%          0.57%                   0.62%            0.74%                0.79%              0.87%            0.93%
         1.00%          1.15%                   1.24%            1.47%                1.58%              1.74%            1.86%
         1.50%          1.72%                   1.86%            2.21%                2.38%              2.61%            2.78%
         2.00%          2.30%                   2.48%            2.95%                3.17%              3.48%            3.71%
         2.50%          2.87%                   3.10%            3.69%                3.96%              4.35%            4.64%
         3.00%          3.45%                   3.72%            4.42%                4.75%              5.22%            5.57%
         3.50%          4.02%                   4.35%            5.16%                5.55%              6.09%            6.49%
         4.00%          4.60%                   4.97%            5.90%                6.34%              6.96%            7.42%
         4.50%          5.17%                   5.59%            6.64%                7.13%              7.83%            8.35%
         5.00%          5.75%                   6.21%            7.37%                7.92%              8.70%            9.28%
         5.50%          6.32%                   6.83%            8.11%                8.72%              9.57%           10.20%
         6.00%          6.89%                   7.45%            8.85%                9.51%             10.43%           11.13%
         6.50%          7.47%                   8.07%            9.59%               10.30%             11.30%           12.06%
         7.00%          8.04%                   8.69%           10.32%               11.09%             12.17%           12.99%
         7.50%          8.62%                   9.31%           11.06%               11.89%             13.04%           13.91%
         8.00%          9.19%                   9.93%           11.80%               12.68%             13.91%           14.84%
         8.50%          9.77%                  10.55%           12.54%               13.47%             14.78%           15.77%
         9.00%         10.34%                  11.17%           13.27%               14.26%             15.65%           16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



                     TAX EQUIVALENCY TABLE

               TAXABLE YIELD EQUIVALENT FOR 2003
                         STATE OF OHIO

----------------  -----------     ---------      ---------    -----------   --------  ---------
TAX BRACKET:
FEDERAL               10.00%        15.00%         27.00%         30.00%     35.00%     38.60%

----------------  -----------     ---------      ---------    -----------   --------  ---------
----------------  -----------     ---------      ---------    -----------   --------  ---------
COMBINED
FEDERAL & STATE      14.457%       20.201%        33.900%        36.900%    42.500%    46.100%

----------------  -----------     ---------      ---------    -----------   --------  ---------
----------------  -----------     ---------      ---------    -----------   --------  ---------
JOINT                     $0  -    $12,001   -    $47,451  -    $114,651 -  $174,701-     OVER
RETURN:              $12,000       $47,450       $114,650       $174,700    $311,950  $311,950

----------------  -----------     ---------      ---------    -----------   --------  ---------
----------------
  TAX-EXEMPT
     YIELD                                TAXABLE YIELD EQUIVALENT

----------------  -----------     ---------      ---------    -----------   --------  ---------
----------------  -----------     ---------      ---------    -----------   --------  ---------
          0.50%        0.58%         0.63%          0.76%          0.79%      0.87%      0.93%
          1.00%        1.17%         1.25%          1.51%          1.58%      1.74%      1.86%
          1.50%        1.75%         1.88%          2.27%          2.38%      2.61%      2.78%
          2.00%        2.34%         2.51%          3.03%          3.17%      3.48%      3.71%
          2.50%        2.92%         3.13%          3.78%          3.96%      4.35%      4.64%
          3.00%        3.51%         3.76%          4.54%          4.75%      5.22%      5.57%
          3.50%        4.09%         4.39%          5.30%          5.55%      6.09%      6.49%
          4.00%        4.68%         5.01%          6.05%          6.34%      6.96%      7.42%
          4.50%        5.26%         5.64%          6.81%          7.13%      7.83%      8.35%
          5.00%        5.85%         6.27%          7.56%          7.92%      8.70%      9.28%
          5.50%        6.43%         6.89%          8.32%          8.72%      9.57%     10.20%
          6.00%        7.01%         7.52%          9.08%          9.51%     10.43%     11.13%
          6.50%        7.60%         8.15%          9.83%         10.30%     11.30%     12.06%
          7.00%        8.18%         8.77%         10.59%         11.09%     12.17%     12.99%
          7.50%        8.77%         9.40%         11.35%         11.89%     13.04%     13.91%
          8.00%        9.35%        10.03%         12.10%         12.68%     13.91%     14.84%
          8.50%        9.94%        10.65%         12.86%         13.47%     14.78%     15.77%
          9.00%       10.52%        11.28%         13.62%         14.26%     15.65%     16.70%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The charts above are for illustrative purposes only. They are not indicators of past or future performance.

*The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the AMT. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals.

                    MICHIGAN TAX-FREE FUND

           The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.


                     TAX EQUIVALENCY TABLE

               TAXABLE YIELD EQUIVALENT FOR 2003
                       STATE OF MICHIGAN

-----------  ----------    ----------   -------------   ----------    -----------  ----------
TAX
BRACKET:
FEDERAL         10.00%        15.00%          27.00%       30.00%         35.00%      38.60%

-----------  ----------    ----------   -------------   ----------    -----------  ----------
-----------  ----------    ----------   -------------   ----------    -----------  ----------
COMBINED
FEDERAL &       14.00%        19.00%          31.00%       34.00%         39.00%      42.60%
STATE

-----------  ----------    ----------   -------------   ----------    -----------  ----------
-----------  ----------    ----------   -------------   ----------    -----------  ----------
JOINT               $0  -    $12,001 -       $47,451 -   $114,651  -    $174,701 -      OVER
RETURN:        $12,000       $47,450        $114,650     $174,700       $311,950    $311,950

-----------  ----------    ----------   -------------   ----------    -----------  ----------
-----------  ----------    ----------   -------------   ----------    -----------  ----------
SINGLE              $0  -     $6,001 -       $28,401 -    $68,801  -    $143,501 -      OVER
RETURN:         $6,000       $28,400         $68,800     $143,500       $311,950    $311,950

             ----------    ----------   -------------   ----------    -----------  ----------
-----------
TAX-EXEMPT
  YIELD                               TAXABLE YIELD EQUIVALENT

-----------  ----------    ----------   -------------   ----------    -----------  ----------
-----------  ----------    ----------   -------------   ----------    -----------  ----------
     0.50%       0.58%          062%           0.72%        0.76%          0.82%       0.87%
     1.00%       1.16%         1.23%           1.45%        1.52%          1.64%       1.74%
     1.50%       1.74%         1.85%           2.17%        2.27%          2.46%       2.61%
     2.00%       2.33%         2.47%           2.90%        3.03%          3.28%       3.48%
     2.50%       2.91%         3.09%           3.62%        3.79%          4.10%       4.36%
     3.00%       3.49%         3.70%           4.35%        4.55%          4.92%       5.23%
     3.50%       4.07%         4.32%           5.07%        5.30%          5.74%       6.10%
     4.00%       4.65%         4.94%           5.80%        6.06%          6.56%       6.97%
     4.50%       5.23%         5.56%           6.52%        6.82%          7.38%       7.84%
     5.00%       5.81%         6.17%           7.25%        7.58%          8.20%       8.71%
     5.50%       6.40%         6.79%           7.97%        8.33%          9.02%       9.58%
     6.00%       6.98%         7.41%           8.70%        9.09%          9.84%      10.45%
     6.50%       7.56%         8.02%           9.42%        9.85%         10.66%      11.32%
     7.00%       8.14%         8.64%          10.14%       10.61%         11.48%      12.20%
     7.50%       8.72%         9.26%          10.87%       11.36%         12.30%      13.07%
     8.00%       9.30%         9.88%          11.59%       12.12%         13.11%      13.94%
     8.50%       9.88%        10.49%          12.32%       12.88%         13.93%      14.81%
     9.00%      10.47%        11.11%          13.04%       13.64%         14.75%      15.68%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                       FLORIDA TAX-FREE MONEY FUND

The Florida  Tax-Free  Money Fund,  with  respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal AMT. The table below provides tax-equivalent yields for selected tax-exempt yields.

               TAXABLE YIELD EQUIVALENT FOR 2003
                       STATE OF FLORIDA

--------------------  ----------  ----------  ----------  ----------  ----------
TAX
BRACKET:
FEDERAL      10.00%      15.00%      27.00%      30.00%      35.00%      38.60%

--------------------------------------------------------------------------------
--------------------  ----------  ----------  ----------  ----------  ----------
JOINT            $0  -  $12,001  -  $47,451  - $114,651  - $174,701  -     OVER
RETURN:     $12,000     $47,450    $114,650    $174,700    $311,950    $311,950

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SINGLE           $0  -   $6,001  -  $28,401  -  $68,801  - $143,501  -     OVER
RETURN:      $6,000     $28,400     $68,800    $143,500    $311,950    $311,950

-----------
TAX-EXEMPT
  YIELD                           TAXABLE YIELD EQUIVALENT

----------- --------  ----------  ----------  ----------  ----------  --------
----------- --------  ----------  ----------  ----------  ----------  --------
     0.50%    0.66%       0.69%       0.78%       0.81%       0.87%     0.91%

     1.00%    1.21%       1.28%       1.47%       1.53%       1.64%     1.73%

     1.50%    1.77%       1.86%       2.15%       2.24%       2.41%     2.54%

     2.00%    2.32%       2.45%       2.84%       2.96%       3.18%     3.36%

     2.50%    2.88%       3.04%       3.52%       3.67%       3.95%     4.17%

     3.00%    3.43%       3.63%       4.21%       4.39%       4.72%     4.99%

     3.50%    3.99%       4.22%       4.89%       5.10%       5.48%     5.80%

     4.00%    4.54%       4.81%       5.58%       5.81%       6.25%     6.61%

     4.50%    5.10%       5.39%       6.26%       6.53%       7.02%     7.43%

     5.00%    5.66%       5.98%       6.95%       7.24%       7.79%     8.24%

     5.50%    6.21%       6.57%       7.63%       7.96%       8.56%     9.06%

     6.00%    6.77%       7.16%       8.32%       8.67%       9.33%     9.87%

     6.50%    7.32%       7.75%       9.00%       9.39%      10.10%    10.69%

     7.00%    7.88%       8.34%       9.69%      10.10%      10.87%    11.50%

     7.50%    8.43%       8.92%      10.37%      10.81%      11.64%    12.31%

     8.00%    8.99%       9.51%      11.06%      11.53%      12.41%    13.13%

     8.50%    9.54%      10.10%      11.74%      12.24%      13.18%    13.94%

     9.00%   10.10%      10.69%      12.43%      12.96%      13.95%    14.76%

Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For Individual Filers the first $20,000 of total taxable assets are exempt.
Assets above $20,000 are taxed at $1.00 per $1,000 of value as of value as of January 1st. For Joint Filers the first $40,000 of total taxable assets are exempt.
Assets above $40,000 are taxed at $1.00 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.

                          FINANCIAL STATEMENTS

The audited financial statements for the Funds, for the fiscal year ended December 31, 2002, and the report of ( ), independent certified public accountants, are incorporated herein by reference to the Trust's Annual Report to Shareholders dated December 31, 2002, which has been previously sent to shareholders of each Fund pursuant to
Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                           INVESTMENT RATINGS

The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch , and Thomson BankWatch, Inc. (TBW). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

Description of the long-term  debt ratings by Moody's  (Moody's applies  numerical  modifiers  (1,2,  and  3)  in  each  rating
category  to  indicate  the   security's   ranking  within  the
category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
          Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa       Bonds  which  are  rated  CAA are of  poor  standing.
          Such  issues  may  be in  default  or  there  may  be
          present   elements   of  danger   with   respect   to
          principal or interest.

Ca        Bonds  which  are  rated  CA  represent   obligations
          which are  speculative in a high degree.  Such issues
          are   often  in   default   or  have   other   marked
          shortcomings.

C Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description  of the  long-term  debt  ratings  by S&P  (S&P may
apply  a  plus  (+)  or  minus  (-)  to  a  particular   rating
classification   to  show   relative   standing   within   that
classification):

AAA       An  obligation  rated  `AAA' has the  highest  rating
          assigned   by  Standard  &  Poor's.   The   obligor's
          capacity to meet its financial commitment on the obligation is extremely strong.

AA        An  obligation  rated `AA'  differs  from the highest
          rated   obligations   only  in  small   degree.   The
          obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB       An   obligation   rated   `BBB'   exhibits   adequate
          protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC       Debt   rated   CCC  has  a   currently   identifiable
          vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch:

AAA       Highest  credit  quality.  `AAA'  ratings  denote the
          lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B         Bonds  are  considered  highly   speculative.   While
          bonds  in  this  class  are  currently  meeting  debt
          service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o Leading market positions in well-established industries.

          o     High rates of return on funds employed.

          o     Conservative   capitalization   structure  with
                moderate reliance on debt and ample asset protection.

          o     Broad  margins in  earnings  coverage  of fixed
                financial   charges  and  high   internal  cash
                generation.

          o     Well-established   access   to   a   range   of
                financial   markets  and  assured   sources  of
                alternate liquidity.

Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's   description  of  its  three  highest   short-term  debt
ratings:

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch   description  of  its  three  highest   short-term  debt
ratings:

F-1+      Exceptionally    Strong   Credit   Quality.    Issues
          assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Short-Term Loan/Municipal Note Ratings

Moody's    description   of   its   two   highest    short-term
loan/municipal note ratings:

Moody's short-term ratings are designated Moody's Investment
Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Short-Term Debt Ratings

      TBW   ratings   are   based   upon  a   qualitative   and
      quantitative    analysis   of   all   segments   of   the
      organization   including,   where   applicable,   holding
      company and operating subsidiaries.

      BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies.
      Further, BankWatch does not suggest specific investment criteria for individual clients.

      The TBW  Short-Term  Ratings apply to  commercial  paper,
      other   senior   short-term   obligations   and   deposit
      obligations of the entities to which the rating has been assigned.

      The  TBW  Short-Term   Rating  apply  only  to  unsecured
      instruments that have a maturity of one year or less.

      The  TBW  Short-Term  Ratings   specifically  assess  the
      likelihood  of  an  untimely   payment  of  principal  or
      interest.

TBW-1     The   highest   category;   indicates   a  very  high
          likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.


ADDRESSES

Huntington Money Market Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Municipal Money Market Fund
Investment A Shares and Trust Shares

Huntington Florida Tax-Free Money Fund
Investment A Shares and Trust Shares

Huntington U.S. Treasury Money Market Fund
Investment A Shares and Trust Shares

Huntington Growth Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Income Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Rotating Markets Fund
Investment A Shares and Trust Shares

Huntington Dividend Capture Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington International Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mid Corp America Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington New Economy Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Situs Small Cap Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Macro 100 Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mortgage Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Michigan Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Fixed Income Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Intermediate Government Income Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares and Trust Shares

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors


Cusip 446327108           Cusip 446327546
Cusip 446327686           Cusip 446327595
Cusip 446327207           Cusip 446327587
Cusip 446327496           Cusip 446327579
Cusip 446327306           Cusip 446327488
Cusip 446327405           Cusip 446327470
Cusip 446327504           Cusip 446327462
Cusip 446327603           Cusip 446327843
Cusip 446327702           Cusip 446327439
Cusip 446327801           Cusip 446327835
Cusip 446327884           Cusip 446327827
Cusip 446327678           Cusip 446327421
Cusip 446327876           Cusip 446327819
Cusip 446327868           Cusip 446327793
Cusip 446327710           Cusip 446327447
Cusip 446327850           Cusip 446327785
Cusip 446327520           Cusip 446327777
Cusip 446327538           Cusip 446327694
Cusip 446327660           Cusip 446327769
Cusip 446327652           Cusip 446327736
Cusip 446327645           Cusip 446327736
Cusip 446327637           Cusip 446327454
Cusip 446327629           Cusip 446327728
Cusip 446327611           Cusip 446327413
Cusip 446327561                Cusip 446327744
Cusip 446327553                Cusip 446327322
Cusip 446327330                Cusip 446327314



--------
1 Includes index based securities.

 Investor Guide
MAY 1, 2004

TRUST SHARES

TRUST SHARES PROSPECTUS

Money Market Funds
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Markets Fund Huntington Dividend Capture Fund
Huntington International Equity Fund Huntington Mid Corp America
Fund
Huntington New Economy Fund Huntington Situs Small Cap Fund
Huntington Macro 100 Fund



Income Funds
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund

M AY 1 , 2004
The Securities and Exchange Commission ("SEC") has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


Huntington Funds
Table of Contents
How to Read This Prospectus
The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds").The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. ("Advisor"), a subsidiary at The Huntington National Bank. This Prospectus gives you important information about the Trust Shares (Shares) of the Funds that you should know before investing. All of the Funds also offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. The Money Market Fund also offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The
Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

Introduction

Fund Summary, Investment Strategy and Risks
         Money Market Funds
         Money Market Fund
         Ohio Municipal Money Market Fund
         Florida Tax-Free Money Fund
         U.S. Treasury Money Market Fund
         Equity Funds
         Growth Fund
         Income Equity Fund
         Rotating Markets Fund
         Dividend Capture Fund
         International Equity Fund
         Mid Corp America Fund
         New Economy Fund
         Situs Small Cap Fund
         Macro 100 Fund
         Income Funds
         Mortgage Securities Fund
         Ohio Tax-Free Fund
         Michigan Tax-Free Fund
         Fixed Income Securities Fund
         Intermediate Government Income Fund
         Short/Intermediate Fixed Income Securities
         Fund
Shareholder Information
         Distribution of the Funds
         Pricing Shares
         Purchasing Shares
         Exchanging Shares
         Redeeming Shares
More About the Huntington Funds
         Management of the Trust
         Dividends and Distributions
         Tax Consequences
         Financial Information
         Additional Investment Strategies
         Investment Practices
         Glossary of Investment Risks

For more information about The Huntington Funds, please see the back cover of this Prospectus.
This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.




Introduction


Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Unless otherwise noted, each Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares ("Shares"). Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees ("Trustees").

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.



Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.)

The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."


An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                              Since
                                                Class
                            1    5     10     Inception*
                            Year Years  Years
Money Market Fund -- Trust
Shares
Returns before taxes

 *Since June 11, 1987.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington
Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on                   Shares*
Trust
(fees paid directly from your investment)              None
Annual Fund Operating Expenses                        Trust
(expenses deducted from the Fund's assets)            Shares
Investment Advisory Fee                               0.28%
Shareholder Service Fee                               0.25%
Other Expenses
Total Annual Fund Operating Expenses

 *    Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares


Ohio Municipal Money Market Fund

Fund Summary

Investment Goal
To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus
Ohio tax-free money market securities

Principal Investment Strategy
Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio's holdings within Ohio as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investments Risks."


An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.


Best Quarter
Worst Quarter

Performance Bar Chart and Table

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                     Class
                                     1    5    10    Inception*
                                     Year YearsYears
Ohio Municipal Money Market Fund --
Trust Shares
Returns before taxes

 *    Since 6/10/87.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on             Shares*
Trust
(fees paid directly from your                    None
investment)
Annual Fund Operating Expenses                  Trust
(expenses deducted from the Fund's              Shares
assets)
Investment Advisory                             0.30%
Fee
Shareholder Service                             0.25%
Fee
Other Expenses
Total Annual Fund Operating Expenses

 *Does not include any wire transfer fees, if applicable.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Florida Tax-Free Money Fund

Fund Summary

Investment Goal
To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus
Florida tax-free money market securities

Principal Investment Strategy
Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund's assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund's annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio's holdings within Florida as much as possible. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor's strategy to take advantage of the exemption from Florida's intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund's performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax. Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax


What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investments Risks."


An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q4
2000
Worst Quarter Q3
2002


This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                          Since
                                          Class
                                    1 YearInception*
Florida Tax-Free Money Fund -- Trust
Shares
Returns before taxes                0.61%   2.31%

 *    Since January 6, 1999.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on           Shares*
Trust
(fees paid directly from your                None
investment)
Annual Fund Operating Expenses              Trust
(expenses deducted from the Fund's          Shares
assets)
Investment Advisory                         0.30%
Fee
Shareholder Service                         0.25%
Fee
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares

U.S. Treasury Money Market Fund

Fund Summary

Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus
U.S. Treasury obligations

Principal Investment Strategy
Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund's assets in short-term obligations of the U.S. government. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. (Like all money market funds, the Fund's maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases. Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the "Glossary of Investment Risks."



An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Performance Information (To be Filed by Amendment)


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table shows the Fund's average annual total returns for periods ended 12/31/03.

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                     Class
                                     1   5     10    Inception*
                                     YearYears Years
U.S. Treasury Money Market Fund --
Trust Shares
Returns before taxes

*     Since October 2, 1989.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call
1-800-253-0412.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on                 Shares*
Trust
(fees paid directly from your investment)           None
Annual Fund Operating Expenses                     Trust
(expenses deducted from the Fund's assets)         Shares
Investment Advisory Fee                            0.20%
Shareholder Service Fee                            0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Growth Fund

Fund Summary

Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus
Common stocks of medium to large companies

Principal Investment Strategy
Invests in companies offering above-average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention. For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.
For more information about risks, please see the "Glossary of Investment Risks."


Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500
Index ("S&P 500").

Average Annual Total Returns
(for the periods
ended December
31, 2003)

                                                      Since
                                                      Class
                                     1 Year5    10    Inception*
                                           YearsYears
Growth Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of
Trust Shares(1)
S&P 500(2) (reflects no deduction
for fees,
  expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *Since July 3, 1989.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your                 None
investment)
Annual Fund Operating Expenses                Trust
(expenses deducted from the Fund's           Shares
assets)
Investment Advisory Fee                       0.60%
Shareholder Service Fee                       0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Income Equity Fund

Fund Summary

Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus
Common and preferred stocks

Principal Investment Strategy
Attempts to identify stocks that pay high dividends

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invest at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund's total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by standard & Poor's or Baa by Moody's). The Advisor selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

Because the Fund contains "equity" in its name, it will notify shareholders at least 60 days in advance of the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table  (To be Filed by Amendment)


Best Quarter Q4
1998
Worst Quarter Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500
Index ("S&P 500").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                      Since
                                                      Class
                                     1 Year5    10    Inception*
                                           YearsYears
Income Equity Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of
Trust Shares(1)
S&P 500(2) (reflects no deduction
for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *Since July 3, 1989.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust          Shares*
(fees paid directly from your investment)              None
Annual Fund Operating Expenses                        Trust
(expenses deducted from the Fund's assets)            Shares
Investment Advisory Fee                               0.60%
Shareholder Service Fee                               0.25%
Other Expenses
Total Annual Fund Operating Expenses

* Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:



Rotating Markets Fund

Fund Summary

Investment Goal
To seek capital appreciation

Investment Focus
Common stocks and index-based securities

Principal Investment Strategy
Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Advisor to offer the greatest potential for capital appreciation in a given market environment. Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days' advance notice before changing this 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index ("RUS2000"), Standard & Poor's 500 Index ("S&P 500"), or the NASDAQ-100 Index.
Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the RUS2000. As of June 30, 2002, the RUS2000 statistics were as follows: the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The Index has a total market capitalization range of approximately $128 million to $1.3 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index ("RMCI"). As of June 30, 2002, the RMCI statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The Index has a total market capitalization range of approximately $1.3 billion to $10.8 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of January 31, 2003, the S&P 500 statistics were as follows: the average market capitalization was approximately $73.6 billion and the median market capitalization was approximately $6.7 billion. The Index has a total market capitalization range of approximately $258 million to $253.7 billion. The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies.


For a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Long-term investors seeking capital appreciation.

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay. Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund's performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q4
2002
Worst Quarter Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500
Index ("S&P 500").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                 Since
                                                 Class
                                          1 Year Inception*
Rotating Markets Fund--Trust Shares
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of
Trust Shares(1)
S&P 500(2) (reflects no deduction for
fees,
expenses or taxes)


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Since May 1, 2001.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on          Shares*
Trust
(fees paid directly from your              None
investment)
Annual Fund Operating Expenses             Trust
(expenses deducted from the Fund's        Shares
assets)
Investment Advisory                        0.50%
Fee
Shareholder Service                        0.25%
Fee
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years


Dividend
Capture
Fund

Fund
Summary

Investment
Goal
To seek
total
return on
investment,
with
dividend
income as
an
important
component
of that
return

Investment
Focus
U.S.
common
stocks and
covered
option
positions
relative
to those
stocks

Principal
Investment
Strategy
Attempts
to
identify
stocks
that pay
dividends
and hedge
against
adverse
market
swings

Share
Price
Volatility
Moderate

Investment
Strategy
The Fund's
investment
objective
is to seek
total
return on
investment,
with
dividend
income as
an
important
component
of that
return.

To pursue
its
investment
objective,
the Fund
invests at
least 65%
of its
assets in
dividend-paying
stocks
that the
Advisor
believes
are
undervalued
or
out-of-favor.
The
Advisor
intends to
invest in
common
stock,
preferred
stock and
REITs
(real
estate
investment
trusts)
which pay
high
dividends.
The Fund
may invest
in
convertible
bonds and
other
types of
hybrid
securities
(securities
that
contain
aspects of
both
stocks and
bonds). As
an
additional
income
source,
the
Advisor
will
frequently
purchase
stocks in
a short
period
prior to
the
ex-dividend
date (the
interval
between
the
announcement
and the
payments
of the
next
dividend).
The
companies
in which
the Fund
invests
are
generally
mature,
middle and
large-capitalization
U.S.
corporations.
In-depth
fundamental
research
(both
quantitative
and
qualitative)
confirms
the value
characteristics
of
individual
stocks and
evaluates
the
issuer's
future
prospects.
Quantitative
analysis
is used to
identify
stocks
that the
Advisor
believes
are
undervalued
relative
to the
market and
to the
security's
historic
valuations.
The
Advisor
considers
fundamental
factors
such as
earnings
growth,
cash flow
and credit
quality to
identify
the best
companies.
It then
uses a
qualitative
stock
selection
model
based on
earnings
expectations
and
supplemental
valuation
measures
to narrow
the list
of stocks
to the
most
attractive.
The Fund
may, under
varying
market
conditions,
employ
various
strategies
for the
Fund which
involve
put and/or
call
option
contracts.

The
Advisor
typically
begins to
pare down
a position
when the
stock has
declared
an
ex-dividend
date or is
at a
valuation
level
that, in
the
Advisor's
opinion,
leaves
little
room for
investor
gain. The
Advisor
may
eliminate
a stock
from the
Fund's
portfolio
if its
long-term
fundamentals
become
unfavorable.

The Fund
actively
trades its
portfolio
securities
in an
attempt to
achieve
its
investment
objective.

The Fund
may, from
time to
time, take
temporary
defensive
positions
that are
inconsistent
with the
Fund's
principal
investment
strategies
in
attempting
to respond
to adverse
market,
economic,
political
or other
conditions.
In these
and in
other
cases, the
Fund may
not
achieve
its
investment
objective.

For a more
complete
description
of the
securities
in which
the Fund
can
invest,
please see
"Investment
Practices."

Investor
Profile
Investors
seeking
capital
appreciation
with the
potential
for higher
current
income
than the
average
stock fund


What are
the main
risks of
investing
in this
Fund?
Loss of
money is a
risk of
investing
in the
Fund. In
addition,
your
investment
in the
Fund may
be subject
to the
following
principal
risks:

Market
Risk: The
possibility
that the
Fund's
stock
holdings
will
decline in
price
because of
a broad
stock
market
decline.
Stock
markets
generally
move in
cycles,
with
periods of
rising
prices
followed
by periods
of falling
prices.
The value
of your
investment
will tend
to
increase
or
decrease
in
response
to these
movements.

Investment
Style
Risk: The
possibility
that the
securities
on which
this Fund
focuses--
the stocks
of
undervalued,
dividend-paying
companies
-- will
underperform
other
kinds of
investments
or market
averages.

Basis
Risk:
Financial
instruments
such as
options or
futures
contacts
derive
their
value from
an
underlying
asset such
as shares
in common
stock and
price
volatility.
This
relationship
between
derivative
instruments
and
underlying
securities
is known
as the
basis.
Basis risk
arises
when
derivative
instruments
and
underlying
securities
do not
fluctuate
to the
same
degree as
expected
based on
historical
trends or
models.

Active
Trading
Risk: The
Fund may
trade
securities
actively,
which
could
increase
its
transaction
costs
(thereby
lowering
its
performance)
and
increase
the amount
of taxes
that
shareholders
pay.

For more
information
about
risks,
please see
the
"Glossary
of
Investment
Risks."

Performance
Information
(To be
Filed by
Amendment)

The bar
chart and
performance
table
below
illustrate
the risks
and
volatility
of an
investment
in the
Fund. Of
course,
the Fund's
past
performance
does not
necessarily
indicate
how the
Fund will
perform in
the future.

This bar
chart
shows
changes in
the
performance
of the
Fund's
Trust
Shares for
each full
calendar
year that
the Fund
was in
existence.

Performance
Bar Chart
and Table

Best
Quarter Q1
2002
Worst Quarter Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Standard & Poor's 500
Index ("S&P 500").


Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                           Since
                                             Class
                                    1 Year Inception*
Dividend Capture Fund--Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales of
Trust Shares(1)
S&P 500(2)          deduction for
(reflects no        fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. *Since March 1, 2001.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on             Shares*
Trust
(fees paid directly from your                  None
investment)
Annual Fund Operating Expenses                Trust
(expenses deducted from the Fund's            Shares
assets)
Investment Advisory Fee                       0.75%
Shareholder Service Fee                       0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



International Equity Fund

Fund Summary

Investment Goal
To seek total return

Investment Focus
Equity securities of companies based outside the United States

Principal Investment Strategy
Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.
The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company's price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company's financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company's current growth trends and potential catalysts for increased valuation, based on the company's potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund's holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund's investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains "equity" in its name, the Fund will normally invest at least 80% of its assets in equity securities, and will notify shareholders at least 60 days in advance if there is a change to this policy.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily.
The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.



Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q4
2002
Worst Quarter Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Morgan Stanley Capital
International Europe, Australasia and Far East Index
("MSCI-EAFE").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                 Since
                                                   Class
                                          1 Year Inception*
International Equity Fund--Trust Shares
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of
Trust Shares(1)
MSCI-EAFE(2) (reflects no deduction for
fees,
expenses or taxes)


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.
* Since March 1, 2001.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on           Shares*
Trust
(fees paid directly from your                None
investment)
Annual Fund Operating Expenses               Trust
(expenses deducted from the Fund's          Shares
assets)
Investment Advisory Fee                      1.00%
Shareholder Service Fee                      0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Mid Corp America Fund

Fund Summary

Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies.

Investment Focus
Common stocks

Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics

Share Price Volatility
Moderate to high

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index ("RMCI") or the Standard & Poor's 400 Index ("S&P 400"). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of June 30, 2002, the RMCI statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The RMCI had a total market capitalization range of approximately $1.3 billion to $10.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. The
Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms "America" and "Mid-Corp" in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America or at least 80% of its assets in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.


For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital
appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q4
2002
Worst Quarter Q3
2002

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Russell Midcap Index
("RMCI").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                      Since
                                                       Class
                                              1 Year  Inception*
Mid Corp America Fund -- Trust Shares
Returns before taxes
Returns after taxes on distributions(1)
Returns after taxes on distributions and sales of Trust Shares(1)
RMCI(2) (reflects no deduction for fees, expenses or taxes)



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index. The index is unmanaged, and investments cannot be made in an index.
*Since March 1, 2001.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust            Shares*
(fees paid directly from your investment)    None
Annual Fund Operating Expenses                     Trust
(expenses deducted from the Fund's assets)         Shares
Investment Advisory Fee                            0.75%
Shareholder Service Fee                            0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



New Economy Fund

Fund Summary

Investment Goal
To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

Principal Investment Strategy
Long-term capital appreciation

Share Price Volatility
High

Investment Strategy
The Fund's investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies. Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

"New economy" companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital
appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q1
2002
Worst Quarter Q3
2002


This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Russell 3000 Growth Index
("RUS3G").

Average Annual Total Returns
(for the periods
ended December
31, 2003)

                                                 Since
                                                   Class
                                        1 Year   Inception*
New Economy Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of
Trust Shares(1)
RUS3G(2) (reflects no deduction for
fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
*Since March 1, 2001.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on            Shares*
Trust
(fees paid directly from your                None
investment)
Annual Fund Operating Expenses              Trust
(expenses deducted from the Fund's          Shares
assets)
Investment Advisory Fee                     0.85%
Shareholder Service Fee                     0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5 Years10
           Year Years         Years
Trust
Shares


Situs Small Cap Fund

Fund Summary

Investment Goal
To seek long-term capital appreciation

Investment Focus
Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy
Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

Under normal market conditions, the Advisor invests at least 80% of the Fund's assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of March 31, 2003, the smallest company in the index had a market capitalization of $31 million, the largest company had a market capitalization of $2.3 billion and the weighted average market capitalization was $755 million). Up to 20% of the Fund's assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the "Investment Practices" section.

In managing the Fund's portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both "growth" and "value" stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund's existing positions to determine benefits of retaining a particular security.

The Advisor applies a top down strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund's foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country's economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies, and the Fund it will notify shareholders at least 60 days in advance of any changes in this policy.
The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking capital
appreciation

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each full calendar year that the Fund was in existence.

Performance Bar Chart and Table

Best Quarter Q1
2003
Worst Quarter Q3
2003

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the S&P Small Cap 600 Index
("S&P 600").

Average Annual Total Returns
(for the periods
ended December
31, 2003)

                                                 Since
                                                   Class
                                        1 Year   Inception*
Situs Small Cap Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of
Trust Shares(1)
S&P 600(2) (reflects no deduction for
fees,
expenses or taxes)


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged S&P 600 represents all major industries in the small-cap of the U.S. stock market.
*Since May 1, 2003.
Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Trust      Shares*
(fees paid directly from your                None
investment)
Annual Fund Operating Expenses              Trust
(expenses deducted from the Fund's          Shares
assets)
Investment Advisory Fee                     0.75%
Shareholder Service Fee                     0.25%
Other Expenses
Total Annual Fund operating expenses**

*     Does not include any wire transfer fees, if applicable.
**    Other expenses are based on estimated amounts for the
current fiscal year.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5 Years10
           Year Years         Years
Trust
Shares



Macro 100 Fund

Fund Summary

Investment Goal
To seek total return which consists of capital appreciation and income

Investment Focus
Common stocks of companies within the Standard & Poor's 500 Index

Principal Investment Strategy
Invests in companies offering above average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Fund's investment objective is to seek total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.
The Fund pursues its investment objective by investing at least 80% of its assets in equity securities.
The Fund's Sub-Advisor ("Laffer Investments, Inc.") pursues this objective by utilizing a multi-factor econometric discipline that uses macroeconomic information and models to evaluate companies and industry groups for investment. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal incomes and trade policies. The strategy is made up of seven or more core economic models that, when combined, produce rankings of the Standard & Poor's 500 Index ("S&P 500") companies. The models re based on, among others, company size, domestic location, earnings forecast, fiscal policy, global location, interest rates and trading impacts. The models are based on quantitative and qualitative analysis. The 100 highest ranked stocks are selected for inclusion in the Fund's portfolio. The Fund will typically hold 100 securities at all times. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of December 31, 2003, the S&P 500 statistics were as follows: the average market capitalization was approximately $20.6 billion and the median market capitalization was approximately $9.1 billion. The S&P 500 has a total market capitalization value $10.3 trillion.
As a result of the Fund's focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.
The Fund's Sub-Advisor applies a "top down" strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance.
The Fund actively trades its portfolio securities according to changes in the macroeconomic fundamentals in an attempt to achieve its investment goal.
The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund's existing positions to determine the benefits of retention.
For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Long-term investors seeking to achieve total return

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
Market Risk: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500-- will underperform other types of stock investments or the market as a whole.
Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
For more information about risks, please see the "Glossary of Investment Risks."
Performance Information
This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on                                    Shares*
Trust
(fees paid directly from your                    None
investment)

Annual Fund Operating Expenses                  Trust
(expenses deducted from the Fund's              Shares
assets)
Investment Advisory Fee                         0.75%
Distribution and/or Service                     0.25%
(12b-1) Fees
Other Expenses                                  0.92%
Total Annual Fund Operating Expenses            1.92%

*Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3
           Year Years
Trust       $195  $603
Shares


Mortgage Securities Fund

Fund Summary

Investment Goal
To seek to achieve current income

Investment Focus
Mortgage-related securities, including real estate investment trusts ("REITs")

Principal Investment Strategy
Invests in mortgage-related securities, including REITs

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund's assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code ("Code").

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.
Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.
For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers
Mortgage-Backed Securities Index ("LBMBSI").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                     Since
                                                     Class
                                     1   5     10    Inception*
                                     YearYears Years
Mortgage Securities Fund -- Trust
Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales
of Trust Shares(1)
LBMBSI(2) (reflects no deduction for
fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.
*Since June 2, 1992.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust           Shares*
(fees paid directly from your investment)          None
Annual Fund Operating Expenses                    Trust
(expenses deducted from the Fund's assets)        Shares
Investment Advisory Fee                           0.50%
Shareholder Service Fee                           0.25%
Other Expenses
Total Annual Fund Operating Expenses

*Does not include any wire transfer fees, if applicable.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares




Ohio Tax-Free Fund

Fund Summary

Investment Goal
To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus
Ohio municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes. The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that, at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Ohio residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade
securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.


Best Quarter
Worst Quarter

This table compares the Fund's average
annual total returns for periods ended
12/31/03, to those of the Lehman Brothers
7-Year Municipal Bond Index ("LB7MB").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                      Since
                                                       Class
                                      1   5     10    Inception*
                                      YearYears Years
Ohio Tax-Free Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on distributions
and sales of
Trust Shares(1)
LB7MB(2) (reflects no deduction for
fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged LB7MB is generally representative of the mortgage-backed securities market as a whole.
*Since October 10, 1988.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust        Shares*
(fees paid directly from your                   None
investment)
Annual Fund Operating Expenses                 Trust
(expenses deducted from the Fund's             Shares
assets)
Investment Advisory Fee                        0.50%
Shareholder Service Fee                        0.25%
Other Expenses
Total Annual Fund Operating Expenses

*Does not include any wire transfer fees, if applicable.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Michigan Tax-Free Fund

Fund Summary

Investment Goal
To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus
Michigan municipal securities

Principal Investment Strategy
Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund's annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund's anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund's holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Michigan residents seeking income exempt from federal and state income taxes

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing
(particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers 7-Year
Municipal Bond Index ("LB7MB").

Average Annual Total Returns
(for the periods ended
December 31, 2003)


                                                                       Since
                                                                       Class
                                          1 Year    5 Years 10 Years  Inception*
Michigan Tax-Free Fund(1) -- Trust Shares
Returns before taxes
Returns after taxes on distributions(2)
Returns after taxes on distributions and sales of Trust shares(2)
LB7MB(3) (reflects no deduction for fees, expenses or taxes)

(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/1998.
(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3) The unmanaged LB7MB is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.
*Since December 2, 1991.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees on Trust             Shares*
(fees paid directly from your investment)            None
Annual Fund Operating Expenses                      Trust
(expenses deducted from the Fund's assets)          Shares
Investment Advisory Fee                             0.50%
Shareholder Service Fee                             0.25%
Other Expenses
Total Annual Fund Operating Expenses

*Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Fixed Income Securities Fund

Fund Summary

Investment Goal
To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus
U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy
Focuses on investment-grade fixed income securities that produce a high level of income.

Share Price Volatility
Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential


What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
This bar chart shows changes in the performance of the Fund's Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter

This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers
Government/Credit Bond Index ("LBGCBI").


Average Annual Total Returns
(for the periods
ended December
31, 2003)

                                                           Since Class
                                    1 Year 5 Years10 Years  Inception*
Fixed Income Securities Fund --
Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Trust Shares(1)
LBGCBI(2) (reflects no deduction
for fees
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's.
*Since July 3, 1989.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust            Shares*
(fees paid directly from your investment)             None
Annual Fund Operating Expenses                        Trust
(expenses deducted from the Fund's assets)           Shares
Investment Advisory Fee                               0.50%
Shareholder Service Fee                               0.25%
Other Expenses
Total Annual Fund Operating Expenses

*Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares



Intermediate Government Income Fund

Fund Summary

Investment Goal
To seek to provide investors with a high level of current income

Investment Focus
U.S. government obligations, mortgage backed securities

Principal Investment Strategy
Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to provide investors with a high level of current income.
The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund's assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. Government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. Government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. Government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Prepayment & Call Risk: Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the "Glossary of Investment Risks."

Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter


This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Lehman Brothers
Intermediate Government/Credit Index ("LBIGC").


Average Annual Total
Returns
(for the periods ended
December 31, 2003)

                                                                Since Class
                                     1 Year  5 Years  10 Years  Inception*
Intermediate Government Income
Fund(1) --
Trust Shares
Returns before taxes
Returns after taxes on
distributions(2)
Returns after taxes on distribution
and sales
of Trust Shares(2)
LBIGC(3)(reflects no deduction for
fees,
expenses or taxes)

(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate-debt issues with maturities between one and 10 years.
*Since December 2, 1991.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust Shares*
(fees paid directly from your investment)          None
Annual Fund Operating Expenses                     Trust
(expenses deducted from the Fund's assets)        Shares
Investment Advisory Fee                            0.50%
Shareholder Service Fee                            0.25%
Other Expenses
Total Annual Fund Operating Expenses

*     Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares


Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal
To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus
U.S. Government obligations and investment-grade corporate debt securities

Principal Investment Strategy
Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility
Low to Moderate

Investment Strategy
The Fund's investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. Government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund's cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies" and "Investment Practices."

Investor Profile
Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks of
investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.


Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the "Glossary of Investment Risks."


Performance Information (To be Filed by Amendment)
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's
Trust Shares for each of the last 10 calendar years.

Performance Bar Chart and Table

Best Quarter
Worst Quarter


This table compares the Fund's average annual total returns for periods ended 12/31/03, to those of the Merrill Lynch 1-5 Year
U.S. Corporate/Government Credit Index ("ML1-5YGC").


Average Annual Total Returns
(for the periods
ended December
31, 2003)

                                                           Since Class
                                   1 Year5 Years 10 Years   Inception*
Short/Intermediate Fixed Income
Securities
Fund -- Trust Shares
Returns before taxes
Returns after taxes on
distributions(1)
Returns after taxes on
distributions and sales
of Trust Shares
ML1-5YGC(2)(reflects no deduction
for fees,
expenses or taxes)

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.
*Since July 3, 1989.

Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees on Trust         Shares*
(fees paid directly from your investment)        None
Annual Fund Operating Expenses                   Trust
(expenses deducted from the Fund's              Shares
assets)
Investment Advisory Fee                          0.50%
Shareholder Service Fee                          0.25%
Other Expenses
Total Annual Fund Operating Expenses

*Does not include any wire transfer fees, if applicable.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


           1    3     5     10
           Year Years Years  Years
Trust
Shares


Shareholder Information
Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class
The Funds offers different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares -- Trust Shares-- is offered in this Prospectus. Three other classes of Fund Shares -- Investment A Shares, Investment B
Shares, and Interfund Shares of the Money Market Fund -- are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares
   o  No sales charges.
   o  No Distribution (Rule 12b-1) fees
   o Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.
For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

Distribution of the Funds
Edgewood Services, Inc. ("Distributor") , whose address is 5800
Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

Pricing Shares
The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. The Funds do not assess any sales charges. However, consult your financial institution to determine if there are any other fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per Share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust's Statement of Additional Information.

 The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares
You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under "Pricing Shares" above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

What Shares Cost
  Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earnings dividends that day. Investments in the money market funds made by check, ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

  All Other Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.


In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment within three (3) business days.


Notes About Purchases
The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

How to Buy Trust Shares
 1.   Minimum investment requirements:
    o $1,000 for initial investments outside the Systematic Investment Program (SIP) o $500 for subsequent investments o $50 for initial and subsequent investments through the SIP
 2.   Call
    oYour Huntington Account Administrator
 3.   Make Payment
    oBy check payable to the applicable Fund
    -- Trust Shares to: Huntington Funds P.O.
     Box 6110 Indianapolis, IN 46206-6110
Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.
     (The Trust will treat your order as having been received once the Trust receives your check.) OR
    By Federal funds wire to:


   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

OR
   o  Through the SIP
   o (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)
Other methods of acceptable payment are discussed in the Statement of Additional Information.


Systematic Investment Program ("SIP")
You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares
  Money Market Funds
On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust
Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under "Pricing Shares."

  All Other Funds
On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.


  Additional Information

 In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days' prior notice. However, the Fund's management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares
 1. Satisfy the minimum account balance requirements oYou must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
 2. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412
    oThe Huntington Investment Company at (800) 322-4600 oYour Huntington Account Administrator

    OR

Write
    oHuntington
     Funds P.O. Box
     6110
     Indianapolis, IN 46206-6110
 3.   Provide the required information
    oSpecify that you are exchanging OUT OF Trust Shares of the designated Fund.
    oYour account number
    oThe name and address on your account (account registrations must be identical)
    oThe dollar amount or number of shares to be exchanged
    oName of the Fund into which you wish to make the exchange
     (exchange INTO)
    oYour signature (for written requests)
     (For  corporations,  executors,  administrators,  trustees and
     guardians,   and  in  certain  other  special   circumstances,
     telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

Redeeming Shares
  Money Market Funds
You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under "Pricing of Shares" above.

  All Other Funds
You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.


How to Redeem Trust Shares
 1. Call (You must have completed the appropriate section on your account application)
    oHuntington Funds at (800) 253-0412;
    oThe Huntington Investment Company at (800) 322-4600; or oYour Huntington Account Administrator.
      OR
Write
   o  Huntington Funds P.O. Box 6110
   o  Indianapolis, IN 46206-6110

 2.   Provide the required information
    oThe name of the Fund from which you wish to redeem shares oYour account number oThe name and address on your account oYour bank's wire transfer information (for wire transfers) oThe dollar amount or number of Shares you wish to redeem oYour signature (for written requests)
     (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)
Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

  Additional Information
In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE
(normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of redemption. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Income Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

Systematic Withdrawal Program
You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Redemption of Accounts with Balances Under $1,000
Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund's NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.


Other Information
To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Abusive Trading Practices
In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Telephone Transactions
If you completed the appropriate application available from the Fund and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of The
Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2003, the Advisor had assets under management of $8.4 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since
1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2003,The Huntington National Bank had assets of $30 billion.

Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. ("Laffer Investments"), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has no prior experience managing mutual funds, however, it has been managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2003 Laffer Investments managed more than $210 million in assets for corporate ERISA, corporate, foundation and endowment clients.


The Advisor has designated the following as Portfolio Managers.
Included is their business experience for the last five years.

James J. Gibboney, Jr. serves as the Portfolio Manager of the
Growth Fund and Senior Vice President of the Advisor. Mr.
Gibboney joined The Huntington National Bank in 1989 and served as Vice President. Mr. Gibboney is a Chartered Financial Analyst.
He received his M.B.A. from Xavier University.


Craig J. Hardy serves as Co-Portfolio Manager of the Income Equity Fund and as Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor's degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University. Christopher G. Cwiklinski serves as Co-Portfolio Manager of the Income Equity Fund. Mr. Cwiklinski joined the Advisor in 2001 as a Vice President and Senior Portfolio Manager. In 2001, Mr. Cwiklinski served as a consultant for Segal Advisors and from 1997 to 2001 he served as Vice President of National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor's degree in Business Administration from Bowling Green State University.

Paul Koscik serves as the Senior Portfolio Manager of the Rotating Markets Fund and as Vice President of the Advisor. Mr.
Koscik joined The Huntington National Bank in 1984 and served as
Vice President. He received his Bachelor's Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Situs Small Cap Fund. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. He became President of the Advisor in 2001. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the Dividend Capture Fund and as Portfolio Manager of the Fixed Income Securities Fund. He is Senior Vice President of Research for the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and is the Director of Fixed Income Research. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined the Advisor in 2001 and is a Vice President and the Director of International Investments for The Huntington National Bank and the Advisor. Ms. Matlock served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her Bachelor's and M.B.A. in Finance from the University of Cincinnati.

Christopher M. Rowane serves as the Portfolio Manager of the Mid Corp America Fund and as Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the
New Economy Fund and as Vice President of the Advisor. Dr.
Shinkel joined The Huntington National Bank in 1997 and is Vice
President. He received his Master's in Taxation from Walsh
College of Accountancy and Business. Dr. Shinkel received his
Master's and Ph.D. in Management from Purdue University.

An Investment Committee is responsible for the daily portfolio management of the Macro 100 Fund. The Investment Committee is headed by Arthur B. Laffer, Ph.D. Dr. Laffer is the Chairman and Chief Investment Officer of Laffer Investments. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor's Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University.


William G. Doughty serves as the Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund. He is and is Vice President of the Advisor .Mr. Doughty joined The Huntington National Bank in 1961 as Vice President. He received his M.B.A. from The University of Dayton.

Kathy Stylarek serves as the Senior Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank and the Advisor. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor's Degree from the University of South Florida.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds' average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund's average daily assets for custody services. Trust Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets of to be paid to the Distributor.

 The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund:
Tiered                                                Annual Rate
Up to $500 million                                       0.30%
On the next $500 million                                 0.25%
On $1 billion and more                                   0.20%
All other Funds:
U.S. Treasury Money Market Fund                          0.20%
Growth Fund                                              0.60%
Income Equity Fund                                       0.60%
Rotating Markets Fund                                    0.50%
Dividend Capture Fund                                    0.75%
International Equity Fund                                1.00%
Mid Corp America Fund                                    0.75%
New Economy Fund                                         0.85%
Situs Small Cap Fund                                     0.75%
Macro 100 Fund                                           0.75%
Mortgage Securities Fund                                 0.50%
Ohio Tax-Free Fund                                       0.50%
Michigan Tax-Free Fund                                   0.50%
Fixed Income Securities Fund                             0.50%
Intermediate Government Income Fund                      0.50%
Short/Intermediate Fixed Income Securities Fund          0.50%

Dividends and Distributions
The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by these Prospectuses declares and pays dividends on investment income, if any, according to the following schedule:


Dividend Capture Fund       Monthly
Growth Fund                 Annually
Income Equity Fund          Monthly
International Equity Fund   Annually
Mid Corp America Fund       Annually
New Economy Fund            Annually
Rotating Markets Fund       Annually
Situs Small Cap Fund        Annually
Macro 100 Fund              Annually

The Funds also make distributions of net capital gains, if any, at least annually.



If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options
All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences
There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes
  Taxation of Shareholder Transactions
An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

  Taxation of Distributions
Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid).

  Exempt-Interest Dividends
If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

  Avoid Withholding Tax
Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes
In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the State of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida's intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund's shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information
Financial Highlights
The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the
Funds' financial statements, which have been audited by (    ),
independent auditors, whose report along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.

Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Funds:

Ohio Municipal Money Market Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.
Florida Tax-Free Money Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.
Growth Fund
o at least 65% of total assets will be invested in equity securities.
Ohio Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
   o no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.
Michigan Tax-Free Fund
   o under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.
Short/Intermediate Fixed Income Securities Fund
o at least 65% of total assets in fixed income securities.

Additional Investment Information
Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices
The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.


Fund Name                                Fund
                                          Code
Money Market Fund                           1
Ohio Municipal Money Market Fund            2
Florida Tax-Free Money Fund                 3
U.S. Treasury Money Market Fund             4
Growth Fund                                 5
Income Equity Fund                          6
Rotating Markets Fund                       7
Dividend Capture Fund                       8
International Equity Fund                   9
Mid Corp America Fund                      10
New Economy Fund                           11
Situs Small Cap Fund                       12
Macro 100 Fund                             13
Mortgage Securities Fund                   14
Ohio Tax-Free Fund                         15
Michigan Tax-Free Fund                     16
Fixed Income Securities Fund               17
Intermediate Government Income Fund        18
Short/Intermediate Fixed Income            19
Securities Fund



Instrument                                             Fund Code    Risk Type
American Depository Receipts ("ADRs"): ADRs are           5-13       Market
foreign Shares
of a company held by a U.S. bank that issues a                      Political
receipt evidencing
ownership. ADRs pay dividends in U.S. dollars.                       Foreign
Generally, ADRs                                                    Investment
are designed for trading in U.S. security markets.                  Currency
                                                                     Foreign
                                                                    Custodial
                                                                       and
                                                                     Related
                                                                   Investment
                                                                      Costs

Asset-Backed Securities: Securities backed by company  1-4,11-12,  Prepayment
                                                        14,17-19
receivables, home equity loans, truck and auto                      Extension
loans, leases,
credit card receivables and other securities backed                  Market
by
other types of receivables or assets.                                Credit
                                                                   Regulatory

Bankers' Acceptances: Bills of exchange or time         1-3,5-19     Credit
drafts drawn
on and accepted by a commercial bank. They generally                Liquidity
have
maturities of six months or less.                                    Market

Bonds: Bonds or fixed income securities pay            1-14,17-19    Market
interest, dividends or
distributions at a specified rate. The rate may be a                 Credit
fixed percentage of the
principal or adjusted periodically. In addition, the                Liquidity
issuer of a bond or a
fixed income security must repay the principal                     Prepayment
amount of the security,
normally within a specified time. Bonds or fixed                    Extension
income securities
provide more regular income than equity securities.
However, the
returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as compared to equity securities.

Call and Put Options: A call option gives the buyer       5-13      Management
the right to
buy, and obligates the seller of the option to sell,                Liquidity
a security at a
specified price. A put option gives the buyer the                     Credit
right to sell, and
obligates the seller of the option to buy, a                          Market
security at a specified price.
The Funds will sell only covered call and secured                    Leverage
put options,
and may buy bonds' existing option contraction known as
"closing transactions".

Certificates of Deposit: Negotiable instruments with    1-3,5-19      Market
a
stated maturity.                                                      Credit
                                                                    Liquidity
Commercial Paper: Secured and unsecured short-term      1-3,5-19      Credit
promissory
notes issued by corporations and other entities.                    Liquidity
Their maturities
generally vary from a few days to nine months.                        Market

Common Stock: Shares of ownership of a company.           5-14        Market

Convertible Securities: Bonds or preferred stock       5-14,17,19     Market
that convert to common stock.
                                                                      Credit


Instrument                                             Fund Code     Risk Type
Demand Notes: Securities that are subject to puts       1-3,5-19      Market
and standby
commitments to purchase the securities at a fixed                    Liquidity
price (usually
with accrued interest) within a fixed period of time                Management
following
demand by a Fund.

Derivatives: Instruments whose value is derived from      5-19      Management
an underlying
contract, index or security, or any combination                       Market
thereof, including
futures, options (e.g., put and calls), options on                    Credit
futures, swap
agreements, and some mortgage-backed securities.                     Liquidity
                                                                     Leverage
European Depositary Receipts ("EDRs"): EDRs, which     7,9,11-13      Market
are sometimes
referred to as Continental Depositary Receipts, are                  Political
securities,
typically issued by a non-U.S. financial                              Foreign
institution, that evidence                                          Investment
ownership interests in a security or a pool of                       Currency
securities issued by
either a U.S. or foreign issuer. Generally, EDRs are                  Foreign
designed for trading in European securities markets.                 Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Foreign Securities: Stocks issued by foreign          5-13, 17,19     Market
companies
including ADRs, EDRs and Global Depository Receipts                  Political
("GDRs"), as
well as commercial paper of foreign issuers and                       Foreign
obligations                                                         Investment
of foreign governments, companies, banks, overseas                   Liquidity
branches
of U.S. banks or supranational entities.                             Currency
                                                                      Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs


Foreign Forward Currency Contracts: An obligation to   5-13,17,19   Management
purchase or sell a specific amount of a currency at                  Liquidity
a fixed
future date and price set by the parties involved at                  Credit
the
time the contract is negotiated.                                      Market
                                                                     Political
                                                                     Leverage
                                                                      Foreign
                                                                    Investment
                                                                     Currency
                                                                      Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Foreign Exchange Contracts: Spot currency trades         7,9,12     Management
whereby one currency is exchanged for another. The                   Liquidity
Fund
may also enter into derivative contracts in which a                   Credit
foreign currency is an underlying contract.                           Market
                                                                     Political
                                                                     Leverage
                                                                      Foreign
                                                                    Investment
                                                                     Currency
                                                                      Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Futures and Related Options: A contract providing for     5-19      Management
the future sale and purchase of a specific amount of                  Market
a
specific security, class of securities, or index at                   Credit
a specified
time in the future and at a specified price. The                     Liquidity
aggregate
value of options on securities (long puts and calls)                 Leverage
will
not exceed 10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.



Instrument                                             Fund Code     Risk Type
Global Depositary Receipts (GDRs): GDRs are            7,9,11-13      Market
securities, typically
issued globally by a non-U.S. financial institution,                 Political
that evidence
ownership interests in a security or a pool of                        Foreign
securities issued by                                                Investment
either a U.S. or foreign issuer. Generally, GDRs are                 Currency
designed for trading
in non-U.S. securities markets.                                       Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Illiquid Securities: Securities that ordinarily           1-19       Liquidity
cannot
be sold within seven business days at the value the                   Market
Fund
has estimated for them. Each of the Money Market
Fund, Ohio Municipal Money
Market Fund, U.S. Treasury Money Market Fund, Growth
Fund and Income Equity Fund may invest up to 10% of its total assets in illiquid securities. Each of the
Rotating Markets Fund, Dividend Capture Fund,
International
Equity Fund, Mid Corp America Fund, New Economy
Fund, Situs Small Cap
Fund,  Macro 100 Fund , Mortgage Securities Fund,
Ohio Tax-Free Fund, Michigan Tax-Free Fund, Fixed
Income Securities Fund, Intermediate Government
Income Fund and
Short/Intermediate Fixed Income Securities Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free
Money Fund may
invest up to 10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such       5-13        Market
as iShares Russell
2000 Index Fund, Standard & Poor's Depository
Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index, or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Investment Company Securities: Shares of registered       1-19        Market
investment companies. These may include Huntington
Money
Market Funds and other registered investment companies for which the Advisor, or any of their affiliates serves as investment advisor, administrator or distributor. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the Interfund
Shares of the Huntington
Money Market Fund, pursuant to an SEC exemptive order. The Rotating
Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating
Markets Fund, however, may
not own more than 3% of the securities of any one investment company. If the
Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.



Instrument                                             Fund Code     Risk Type
Investment Grade Securities: Securities rated BBB or      5-19        Market
higher
by Standard & Poor's; Baa or better by Moody's;                       Credit
similarly
rated by other nationally recognized statistical rating organizations;
or, if not rated, determined to be of comparably high quality by the Advisor.

Interests in Other Business Organizations: Entities     5, 8-13       Market
such as limited
partnerships, limited liability companies, business                   Foreign
trusts                                                              Investment
and companies organized outside the United States                    Currency
may issue
securities comparable to common or preferred stock.                   Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Money Market Instruments: Investment-grade, U.S.          1-19        Market
dollar-denominated debt securities with remaining                     Credit
maturities
of one year or less. These may include short-term
U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real          4-19      Prepayment
estate
loans and pools of loans. These include                               Market
collateralized
mortgage obligations ("CMOs") and real estate                         Credit
mortgage
investment conduits ("REMICs").                                     Regulatory
                                                                     Extension

Mortgage Dollar Rolls: A transaction in which a Fund       14       Prepayment
sells
security for delivery in a current month and                          Market
simultaneously
contracts with the same party to repurchase similar                 Regulatory
but not
identical securities on a specified future date.                     Extension

Municipal Securities: Securities issued by a state or 1-3,6,14-19     Market
political subdivision to obtain funds for various                     Credit
public
purposes. Municipal securities include private                       Political
activity bonds
and industrial development bonds, as well as general                    Tax
obligation
bonds, tax anticipation notes, bond anticipation                    Regulatory
notes,
revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).
There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation
("COPs"); utility and sales tax revenues; tax increment or tax allocations;
housing and special tax, including assessment district and community facilities district ("Mello-Roos") issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.



Instrument                                             Fund Code     Risk Type
Obligations of Supranational Agencies: Securities        7,9,12       Credit
issued by
supranational agencies that are chartered to promote                  Foreign
economic                                                            Investment
development and are supported by various governments                 Currency
and
government agencies.                                                  Foreign
                                                                     Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs

Options on Currencies: A Fund may buy put options and  5-13,17-18   Management
sell covered call options on foreign currencies                      Liquidity
(traded
on U.S. and foreign exchanges or over-the-counter                     Credit
markets).
A covered call option means the Fund will own an                      Market
equal amount
of the underlying foreign currency. Currency options                 Political
help a
Fund manage its exposure to changes in the value of                  Leverage
the U.S.
dollar relative to other currencies. If a Fund sells                  Foreign
a put                                                               Investment
option on a foreign currency, it will establish a                    Currency
segregated account with
its Custodian consisting of cash, U.S. government                    Custodial
securities or other liquid high-grade bonds in an                   and Related
amount equal to the amount the Fund would be                        Investment
required to pay if the put is exercised.                               Costs

Preferred Stocks: Equity securities that generally      5-13, 17      Market
pay
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

Real Estate Investment Trusts ("REITs"): Pooled           5-17       Liquidity
investment vehicles
which invest primarily in income producing real                     Management
estate or
real estate loans or interest.                                        Market
                                                                    Regulatory
                                                                        Tax
                                                                    Prepayment
                                                                     Extension

                                                                       Real
                                                                    Estate/REIT
Repurchase Agreements: The purchase of a security         1-19        Market
and the
simultaneous commitment to return the security to                    Leverage
the seller
at an agreed upon price on an agreed upon date. This is treated as a loan.

Reverse Repurchase Agreements: The sale of a              1-19        Market
security and
the simultaneous commitment to buy the security back                 Leverage
at an
agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Restricted Securities: Securities not registered          1-19       Liquidity
under the
Securities Act of 1933, such as privately placed                      Market
commercial
paper and Rule 144A securities.

Securities Lending: Each Fund, except the Rotating     1-14,17-19     Market
Markets Fund, Dividend Capture Fund, International
Equity Fund, Mid Corp America
Fund, New Economy Fund and Situs Small Cap Fund may                  Liquidity
lend up to
20% (5% in the case of the Michigan Tax-Free Fund)                   Leverage
of its total assets. The Rotating Markets Fund, Dividend Capture Fund,
International Equity Fund, Mid Corp America Fund,
New Economy
Fund, Situs Small Cap Fund and Macro 100 Fund may each lend up to 331/3% of their total or other high-quality debt obligations and marked to market daily.




Instrument                                             Fund Code     Risk Type
Tax-Exempt Commercial Paper: Commercial paper issued  1-3,6,14-19     Credit
by governments and political sub-divisions.
                                                                     Liquidity
                                                                      Market
                                                                        Tax
Time Deposits: Non-negotiable receipts issued by a      1-3,5-19     Liquidity
bank
in exchange for a deposit of money.                                   Credit
                                                                      Market
Treasury Receipts: Treasury receipts, Treasury          5-13,17       Market
investment
growth receipts, and certificates of accrual of Treasury securities.

Unit Investment Trusts: A type of investment vehicle,     5-13        Market
registered with the SEC under the Investment Company
Act
of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities: Securities issued      1-19        Market
by agencies and instrumentalities of the U.S.
government.
Agency securities are issued or guaranteed by a                       Credit
federal agency or other government sponsored entity
(GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small
Business Administration, Farm Credit System
Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General
Services Administration, Department of Housing and
Urban Development, Export-Import Bank, Overseas
Private Investment Corporation, and Washington
Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation,
Federal National Mortgage Association, Student Loan
Marketing Association, and Tennessee Valley
Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System,
Financing Corporation, and Resolution Funding
Corporation.

Investors regard agency securities as having low
credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed
by a GSE as if issued or guaranteed by a federal
agency. Although such a guarantee protects against
credit risks, it does not reduce market and
prepayment risks.
..
U.S. Treasury Obligations: Bills, notes, bonds,           1-19        Market
separately

traded registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations       1-19        Credit
with
interest rates that are reset daily, weekly,                         Liquidity
quarterly or
on some other schedule. Such instruments may be                       Market
payable
to a Fund on demand.

Warrants: Securities that give the holder the right     5-14,17       Market
to
buy a proportionate amount of common stock at a                       Credit
specified
price. Warrants are typically issued with preferred stock and bonds.



Instrument                                             Fund Code     Risk Type
When-Issued Securities and Forward Commitments: A        1-19         Market
purchase
of, or contract to purchase, securities at a fixed                   Leverage
price for
delivery at a future date.                                           Liquidity
                                                                      Credit

Yankee Bonds and Similar Debt Obligations: U.S.       5-13,17-19      Market
dollar
denominated bonds issued by foreign corporations or                   Credit
governments.
Sovereign bonds are those issued by the government                    Foreign
of a                                                                Investment
foreign country. Supranational bonds are those                       Currency
issued by
supranational entities, such as the World Bank and                    Foreign
European                                                             Custodial
                                                                    and Related
                                                                    Investment
                                                                       Costs
Investment Bank. Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Securities: Zero-coupon securities are       1-19         Credit
debt
obligations which are generally issued at a                           Market
discount and payable
in full at maturity, and which do not provide for                   Zero Coupon
current payments
of interest prior to maturity.                                       Liquidity
                                                                    Prepayment
                                                                     Extension


Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.
Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.


Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.


Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.


Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.
Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate.
Real estate values rise and fall in response to many factors,

including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The
Huntington National Bank, is the Advisor to the Huntington Funds.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or any other inquiries:

Call
(800) 253-0412

Write
Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet
The Huntington Funds' website is at
http://www.huntingtonfunds.com. The SEC's web-site, http://www.sec.gov, contains text-only versions of the Huntington
Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference
Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's
Public Reference Section, 450 Fifth Street, NW, Washington, D.C.
20549-0102

The Huntington Funds' Investment Company Act registration number is 811-5010.

Cusip 446327207
Cusip 446327405
Cusip 446327603
Cusip 446327801

Cusip 446327876
Cusip 446327850
Cusip 446327538
Cusip 446327645
Cusip 446327611
Cusip 446327546
Cusip 446327579
Cusip 446327462
Cusip 446327314

Cusip 446327835
Cusip446327819
Cusip 446327785
Cusip446327769
Cusip 446327728
Cusip446327744

Huntington Funds Shareholder Services: 1-800-253-0412,
The Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
Not A Deposit o Not FDIC Insured o May Lose Value o No Bank
Guarantee o Not Insured By Any Government Agency

Huntington Funds Shareholder Services:
1-800-253-0412
Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600
27219 (4/04)

1

PART C.    OTHER INFORMATION.

Item 23.   Exhibits

           (a)  (i)       Conformed copy of Amended and
                          Restated Declaration of Trust of
                          the Registrant, including
                          Amendments No. 1 and 2 thereto; (1)
                (ii)      Amendment No. 3 to Amended and
                          Restated Declaration of Trust of
                          the Registrant; (3)
(iii) Amendment to Amended and Restated Declaration of Trust of
                          the Registrant; (11)
(iv)  Form of Amendment to Amended and Restated Declaration of
                          Trust of the Registrant; +
           (b)            By-Laws of the Registrant; (1)
(c)        Copy of Specimen Certificate for Shares of Beneficial
                          Interest of the Registrant; (1)
           (d)  (i)       Conformed copy of Investment
                          Advisory Agreement dated May 12,
                          2001, between the Registrant and
                          Huntington Asset Advisors, Inc.,
                          relating to the Dividend Capture
                          Fund, International Equity Fund,
                          Mid Corp America Fund, New Economy
                          Fund, Rotating Index Fund and the
                          Situs Small Cap Fund; (11)
(ii)  Conformed copy of Investment Advisory Agreement dated
                          October 30, 2002, between the
                          Registrant and Huntington Asset
                          Advisors, Inc.; (11)
(iii) Form of Schedule A to the Investment Advisory Agreement
                          dated May 12, 2001, as Amended and
                          Restated as of August 1, 2002, as
                          Amended as of April 30, 2004 between
                          the Registrant and Huntington Asset
                          Advisors, Inc.; +
(iv)  Form of Subadvisory Agreement dated April 30, 2004, between the Registrant, Huntington Asset
                          Advisors, Inc. and Laffer Investments,
                          Inc.; +
           (e)  (i)       Conformed copy of Distributor's
                          Contract dated December 1, 2001,
                          between the Registrant and
                          Edgewood Services Inc.; (7)
(ii)  Conformed copy of Exhibits A, B, C, and D to the
                          Distributor's Contract dated
                          December 1, 2001, between the
                          Registrant and Edgewood Services
                          Inc.; (12)
(iii) Conformed copy of Amendment to the Distributor's Contract dated December 1, 2001, between
                          the Registrant and Edgewood
                          Services Inc.; (13)
(iv)  Conformed copy of Amendment to the Distributor's Contract dated December 1, 2001, between
                          the Registrant and Edgewood
                          Services Inc.; (13)
(v)   Form of Exhibits A, B, and C to the Distributor's Contract
                          dated December 1, 2001, between
                          the Registrant and Edgewood
                          Services Inc.; +
           (f)            Not applicable;
           (g)  (i)       Conformed copy of Custodian
                          Contract, dated January 27, 1993,
                          between the Registrant and The
                          Huntington National Bank, as
                          successor to The Huntington Trust
                          Company, N.A.; (1)
                (ii)      Conformed copy of Amendment to
                          Schedule A to Custodian Contract
                          dated December 20, 1999; (4)
                (iii)     Conformed copy of Custodian
                          Agreement dated March 2, 2001
                          between the Registrant and State
                          Street Bank and Trust Company; (6)
           (h)  (i)       Conformed copy of Mutual Fund
                          Services Agreement, dated March
                          12, 2002, between the Registrant
                          and Unified Funds Services, Inc.;
                          (9)
(ii)  Conformed copy of Exhibits A, B, and C to the Mutual Fund
                          Services Agreement, dated March
                          12, 2002, between the Registrant
                          and Unified Funds Services, Inc.;
                          (12)
(iii) Conformed copy of Amendment, including Exhibit D to the
                          Mutual Fund Services Agreement,
                          dated March 12, 2002, between the
                          Registrant and Unified Funds
                          Services, Inc.; (13)
                (iv)      Conformed copy of Agreement for
                          Administrative Services dated
                          December 1, 2001, between the
                          Registrant and Federated Services
                          Company; (7)
                (v)       Conformed copy of Exhibit A to the
                          Agreement for Administrative
                          Services dated December 1, 2001,
                          between the Registrant and
                          Federated Services Company; (12)
                (vi)      Conformed copy of
                          Sub-Administration Services
                          Agreement, dated December 1, 2001,
                          between the Registrant and The
                          Huntington National Bank;(7)
(vii) Conformed copy of Administrative Services Agreement dated
                          November 1, 2000, between the
                          Registrant and The Huntington
                          National Bank; (6)
(viii)     Form of Exhibit A to the Administrative Services
                          Agreement dated November 1, 2000,
                          between the Registrant and The
                          Huntington National Bank; +
                (viii)    Conformed copy of Financial
                          Administration and Accounting
                          Services Agreement dated December
                          1, 2001, between the Registrant
                          and The Huntington National Bank;
                          (7)
                (ix)      Conformed copy of Exhibit A to
                          Financial Administration and
                          Accounting Services Agreement
                          dated December 1, 2001, between
                          the Registrant and The Huntington
                          National Bank; (11)
                (x)       Conformed copy of Fund Accounting
                          Agreement dated May 1, 2002,
                          between the Registrant and BISYS
                          Fund Services Ohio, Inc.; (12)
                (xi)      Conformed copy of Amendment to
                          Fund Accounting Agreement dated
                          May 1, 2002, between the
                          Registrant and BISYS Fund Services
                          Ohio, Inc.; (13)
                (xii)     Form of Mutual Funds Sales and
                          Service Agreement, including
                          Exhibit A; +
           (i)            Conformed copy of Opinion of
                          Counsel as to legality of shares
                          being offered; (12)
           (j)  (i)       Conformed copy of Consent of
                          Independent Public Accountants;
                          (12)
                (ii)      Conformed copy of Consent of
                          Counsel; (12)
           (k)            Not applicable;
           (l)            Conformed copy of Initial Capital
                          Understanding; (2)
           (m)  (i)       Copy of the Distribution Plan as
                          Amended and Restated April 30,
                          2003; (13)
                (ii)      Copy of Exhibit A to Distribution
                          Plan as Amended and Restated April
                          26, 2000, December 1, 2001, August
                          1, 2002, October 31, 2002, March
                          27, 2003 and April 30, 2003; (13)
           (n)  (i)       Conformed copy of Multiple Class Plan,
                          including Exhibit A, as Amended and
                          Restated April 30, 2003; (13)
                (ii)      Form of Exhibit to Multiple Class Plan
                          as Amended on April 30, 2004; +
           (o)  (i)       Conformed copy of Power of
                          Attorney of Daniel B. Benhase,
                          Bryan Haft, David Carson, John M.
                          Shary, Thomas J. Westerfield,
                          David S. Schoedinger and William
                          R. Wise dated April 30, 2003; (13)
                (ii)      Conformed copy of Power of
                          Attorney of Chief Executive
                          Officer and Vice President of the
                          Registrant dated February 2, 2004;
                          (13)
           (p)  (i)       Copy of Code of Ethics of
                          Huntington Asset Advisors, Inc.;
                          (13)
                (ii)      Copy of Code of Ethics of The
                          Huntington Funds; (7)
                (iii)     Copy of Code of Ethics of Edgewood
                          Services, Inc.; (7)
                (iv)      Copy of Code of Ethics for
                          Federated Investors, Inc.; (13)
                (v)       Copy of Code of Ethics for Laffer
                          Investments, Inc.; +

Item 24. Persons Controlled by or Under Common Control with the Registrant:

           None

Item 25.   Indemnification: (8)



+     All Exhibits filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and 811-5010).
(2) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and 811-5010).
(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and 811-5010).
(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed February 25, 2000 (File Nos. 33-11905 and 811-5010).
(6) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and 811-5010).
(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(8) Response is incorporated by reference to Registrant's Amendment No. 1 on Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).
(9) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed April 29, 2002 (File Nos. 33-11905 and 811-5010).
(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and 811-5010).
(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed March 3, 2003 (File Nos. 33-11905 and 811-5010).
(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed April 29, 2003 (File Nos. 33-11905 and 811-5010).
(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed February 2, 2004 (File Nos. 33-11905 and 811-5010).

Item 26.   Business and Other Connections of the Investment
           Adviser:

      Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                               POSITION WITH HUNTINGTON
      NAME                     ASSET ADVISORS, INC.

      B. Randolph Bateman      President and
                               Chief Investment Officer

      Christopher M. Rowane    Senior Vice President

      Kirk Mentzer             Senior Vice President

      James J. Gibboney, Jr.   Senior Vice President

      Paul Koscik              Vice President

      Christopher G. CwiklinskiVice President

      Craig J. Hardy           Vice President

      Madelynn Matlock         Vice President

      Dr. Bernard Shinkel      Vice President

      William G. Doughty       Vice President

      Kathy Stylarek           Vice President

      Ronald J. Corn           Secretary and Chief
                               Compliance Officer

      David Castor             Treasurer and Chief
                               Financial Officer


Item 27.   Principal Underwriters:

           (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, BBH, Fund, Inc., BBH Trust, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak(R) Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, and WesMark Funds.

           (b)

        (1)                       (2)                   (3)
Name and Principal        Positions and Offices    Positions and Offices
 Business Address            With Distributor        With Registrant


Arthur L. Cherry          Director,                       --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue    Director,                       --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue         Director and Executive          --
5800 Corporate Drive      Vice President,
Pittsburgh, PA 15237-7002 Edgewood Services, Inc.

Peter J. Germain          Director and Secretary,         --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Karen J. Tracey           President,                      --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.     Vice President,
5800 Corporate Drive      Edgewood Services, Inc.
Chief Executive
Pittsburgh, PA 15237-7002
Officer

Christine Johnston        Vice President,                 --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan              Vice President                  --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III        Treasurer,                      --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Stephen A. Keen           Assistant Secretary,            --
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak          Assistant Treasurer,
5800 Corporate Drive      Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)  Not applicable



Item 28.   Location of Accounts and Records:

All accounts and records required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                     41 South High Street
                               Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.        5800 Corporate Drive
("Distributor")                Pittsburgh, PA  15237-7010

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Huntington Asset Advisors, Inc.     41 South High Street
("Advisor")                    Columbus, OH  43287

The Huntington National Bank   41 South High Street
("Custodian" and "Sub-         Columbus, OH  43287
Administrator")

Unified Fund Services, Inc.    P.O. Box 6110
("Transfer Agent and           Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road
("Sub-Fund Accountant")        Suite 1000
                               Columbus, OH  43219


Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:  Not applicable.

                         SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of February 2004.

                    THE HUNTINGTON FUNDS

                     BY: /s/ Victor R. Siclari
                     Victor R. Siclari, Secretary
                     February 22, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                   TITLE             DATE

By: /s/ Victor R. Siclari Attorney In Fact  February 22, 2004
Victor R. Siclari         For the Persons
SECRETARY                 Listed Below

      NAME                   TITLE

Daniel B. Benhase*        President
                          (Principal Executive Officer)

Charles L. Davis, Jr.*    Chief Executive Officer

Bryan C. Haft*            Treasurer
                          (Principal Financial Officer)

George Polatas*           Vice President

David S. Schoedinger*     Trustee

John M. Shary*            Trustee

Thomas J. Westerfield*    Trustee

William R. Wise*          Trustee

* By Power of Attorney filed herewith